AXP(R) S&P 500 Index Fund
                                                       AXP(R) Mid Cap Index Fund
                                            AXP(R) Total Stock Market Index Fund
                                          AXP(R) International Equity Index Fund
                                                 AXP(R) Nasdaq 100 Index(R) Fund


                                                              2002 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)


American
   Express(R)
 Funds

(icon of) ticker

(This annual report includes a prospectus that describes in detail the Funds' objectives, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents
2002 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Funds performed.

From the Chairman........................3
Portfolio Managers' Q & A................4
Fund Facts...............................9
The 10 Largest Holdings.................14
Making the Most of the Fund.............19
The Funds' Long-term Performance........20
Board Members and Officers..............25
Independent Auditors' Report............28
Financial Statements....................29
Notes to Financial Statements...........36
Investments in Securities...............50
Federal Income Tax Information.........106

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2   AXP INDEX FUNDS -- ANNUAL REPORT

(picture of) Arne H. Carlson
Chairman of the board
Arne H. Carlson

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

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3   AXP INDEX FUNDS -- ANNUAL REPORT

Portfolio Managers' Q & A

AXP S&P 500 Index Fund

Q: How did the Fund perform over the 12-month period ended January 31, 2002?
A: In what was another difficult year for stocks, the AXP S&P 500 Index Fund declined 16.74% (Class D shares) over the 12-month period. By comparison, the benchmark Standard & Poor's 500 Composite Stock Price (S&P 500) Index (an unmanaged group of stocks commonly used to measure the performance of large-capitalization companies), returned -16.17% for the same period.

Q: What accounted for the Fund's performance during the year?
A: While the Fund seeks to track very closely to the S&P 500 Index, it is not able to fully duplicate performance. Due to Fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index. Beyond that, performance in the Fund, as in the Index, was hindered by weakness in nearly all sectors of the market. Retail stocks and consumer durable companies generated the best performance, while technology and utilities stocks were among the worst performers in the Index. A number of stocks struggled as a slower U.S. economy made it difficult for companies to meet profit expectations.

Q: Did significant changes take place in the Index during the year?
A: Every year brings a number of changes to the makeup of the S&P 500 Index. However, the pace of change was slower this year, due in part to reduced merger and acquisition activity in the market as a whole. A number of value stocks and troubled companies, most notably Enron, were removed from the list, while approximately 30 new stocks joined the Index, comprised of a mix of growth and value stocks. The Fund changed in accordance with these additions and deletions to the Index.

Q: What is your outlook for the coming year?
A: Since March 2000, the equity markets have been in a bear market environment. Although we enjoyed a rally in the closing months of 2001, the market struggled again in January 2002, the final month of the Fund's fiscal year. The expectation exists that the U.S. economy will come out of a recession in 2002, which should create a better environment for equity investors. As always, the Fund will be virtually fully invested in the stocks represented in the S&P 500 Index in order to generate returns for shareholders that generally track the performance of the Index.


James M. Johnson, Jr., CFA

David B. Factor, CFA

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4   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Q: How did the Fund perform over the 12-month period ended January 31, 2002?
A: The mid-cap segment of the stock market managed to withstand a bear market environment better than larger-cap stocks, but still declined for the year. The AXP Mid Cap Index Fund lost 4.04% (Class D shares) over the 12-month period. By comparison, the Fund's benchmark, the Standard & Poor's MidCap 400 (S&P MidCap
400) Index (an unmanaged group of stocks commonly used to measure the performance of mid-capitalization companies), returned -3.30% for the same period.

Q: What accounted for the Fund's performance during the year?
A: The Fund is designed to track very closely to the S&P MidCap 400 Index. Due to Fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index. During the past year, stocks of consumer companies performed well, with more stable companies doing better earlier in the year, and economically-sensitive stocks improving later in 2001. Technology and utilities stocks were among the weakest sectors of the market.

Q: Did significant changes take place in the Index during the year?
A: When the S&P MidCap 400 Index adds or deletes stocks, the portfolio follows suit. This occurs every year, though changes were more modest this year than in most, due in large part to a reduction in the amount of merger and acquisition activity. Some stocks were sold as they grew large enough in size to move up to the large-cap S&P 500 Index. The stocks added to the Index, and therefore this portfolio, represented a complimentary mix of growth and value stocks.

Q: What is your outlook for the coming year?
A: Since March 2000, the equity markets have been in a bear market environment. Mid-cap stocks have fared a bit better than their large-cap brethren. This may continue to be the case in the coming months, as smaller stocks often perform better than larger stocks in the early months of an economic recovery. With expectations that the economy is working its way out of the recession, this should create a better environment for equity investors. The Fund will be virtually fully invested in the stocks represented in the S&P MidCap 400 Index in order to generate returns for shareholders that generally track the performance of the Index.


James M. Johnson, Jr., CFA

David B. Factor, CFA

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5   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Q: How did the Fund perform over the 12-month period ended January 31, 2002?
A: The past year was a challenging one for the broad stock market, as a slower economy created a difficult profit environment for many companies. The AXP Total Stock Market Index Fund declined 16.10% (Class D shares) over the 12-month period. By comparison, the benchmark Wilshire 5000 Total Market (Wilshire 5000) Index (an unmanaged group of stocks commonly used to measure the performance of the entire U.S. stock market), returned -15.32% for the same period.

Q: What accounted for the Fund's performance during the year?
A: The Fund is designed to track very closely to the Wilshire 5000 Index. However, from a practical standpoint, using a sampling technique it owns less than half of all of the stocks in the Index, though the vast majority of the Index's weighting is represented. Due to Fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index. As for the market itself, most sectors struggled during the bear market cycle. Technology and utilities stocks lagged significantly. On the positive side, retail and consumer durable stocks performed the best.

Q: Did significant changes take place in the Index during the year?
A: The Fund adjusts its holdings only to remain consistent with changes in the Wilshire 5000 Index. In the past year, the Index made fewer changes than typically occur during a given year, probably due in part to reduced merger and acquisition activity. Therefore, minimal changes were made to the portfolio, except to adjust stock positions to maintain conformance to the Index.

Q: What is your outlook for the coming year?
A: Since March 2000, the equity markets have been in a bear market environment. Although we enjoyed a rally in the closing months of 2001, the market struggled again in January 2002, the final month of the Fund's fiscal year. The expectation exists that the U.S. economy will come out of a recession in 2002, which should create a better environment for equity investors. As always, the Fund will be virtually fully invested in the stocks that broadly represent the stock market as a whole in order to generate returns for shareholders that generally track the performance of the Wilshire 5000 Total Market Index.


James M. Johnson, Jr., CFA

David B. Factor, CFA

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6   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Q: How did the Fund perform over the 12-month period ended January 31, 2002?
A: Similar to the United States, international stocks suffered through a bear market during the past year. The AXP International Equity Index Fund declined 26.25% (Class D shares) for the period. By comparison, its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index (an unmanaged group of large, foreign stocks commonly used to measure the performance of major foreign stock markets) was down 25.35% over the same 12-month period.

Q: What accounted for the Fund's performance during the year?
A: The Fund is designed to track very closely to the MSCI EAFE Index; however, due to Fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index. Most of the year proved to be challenging for international stocks, as slower economies both in the U.S. and abroad took a toll on the ability of many companies to meet profit expectations. That resulted in lower stock prices for much of the year. However, an impressive recovery took place in the fourth quarter of 2001, particularly among technology and telecommunications stocks, which had been the hardest hit during the year. The markets seemed to be encouraged that a global economic rebound was in the offing. Foreign stocks fell back again in the last month of the 12-month period.

Q: What is your outlook for the coming year?
A: As we look forward to 2002, the EAFE economies appear set to rebound, but with a bit less enthusiasm than their U.S. counterpart. While activity in the United Kingdom remains relatively healthy, that strength is offset by the festering recession in Japan. The picture is brighter in Europe, where the European Central Bank is likely to reduce short-term interest rates in an effort to boost the economy. Stock valuations in Europe and Britain are generally more attractive than they are in the United States. If economic recovery in 2002 brings enough stock market prosperity to break the two-year decline in the Index, Europe remains an appealing alternative to the more expensive U.S. markets.


Lynne Dombroski

Adele Kohler

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7   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund

Q: How did the Fund perform over the 12-month period ended January 31, 2002?
A: It was an extremely challenging year for the stocks represented in the Nasdaq 100 Index. In this environment, the AXP Nasdaq 100 Index Fund declined 40.64% (Class D shares). By comparison, the benchmark Nasdaq 100 Index (an unmanaged group of the largest stocks traded on the Nasdaq Stock Market), returned -40.22% over the same period.

Q: What accounted for the Fund's performance during the year?
A: The Fund's performance always tracks very closely to the Nasdaq 100 Index as a whole, though it lags the Index slightly due to Fund expenses and management of cash flows in and out of the portfolio. Beyond that, stocks in the Index suffered in the past year as a slower economy took a toll on the ability of companies to generate any kind of growth in their profits. With profits limited, a number of these stocks, dominated by technology and telecommunications issues, declined significantly. Many managed a comeback in the closing months of 2001, but it was not enough to prevent a very negative final result.

Q: Did significant changes take place in the Index during the year?
A: The Fund is only adjusted to the extent that changes are made in the Index itself. With limited merger and acquisition activity occurring in the past year, few significant changes were made to the Index or the portfolio.

Q: What is your outlook for the coming year?
A: Technology and telecommunications stocks, which dominate this Index, have been in a significant bear market since early 2000. Last year's economic woes created a very difficult environment for these stocks, which tend to perform better when the economy is on the upswing. With expectations that a better economy is in the offing in 2002, the environment could improve for these stocks. As always, the Fund is virtually fully invested in the stocks found in the Index to take full advantage of what will hopefully be a favorable market in 2002.


James M. Johnson, Jr., CFA

David B. Factor, CFA

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8   AXP INDEX FUNDS -- ANNUAL REPORT

Fund Facts

AXP S&P 500 Index Fund

Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $4.36
Jan. 31, 2001                                                             $5.30
Decrease                                                                  $0.94

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.03
From long-term capital gains                                              $0.02
Total distributions                                                       $0.05
Total return*                                                           -16.74%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $4.37
Jan. 31, 2001                                                             $5.31
Decrease                                                                  $0.94

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.04
From long-term capital gains                                              $0.02
Total distributions                                                       $0.06
Total return*                                                           -16.55%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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9   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $5.73
Jan. 31, 2001                                                             $6.20
Decrease                                                                  $0.47

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.03
From long-term capital gains                                              $0.19
Total distributions                                                       $0.22
Total return*                                                            -4.04%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $5.74
Jan. 31, 2001                                                             $6.21
Decrease                                                                  $0.47

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.04
From long-term capital gains                                              $0.19
Total distributions                                                       $0.23
Total return*                                                            -3.84%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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10   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $4.53
Jan. 31, 2001                                                             $5.45
Decrease                                                                  $0.92

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.02
From long-term capital gains                                              $0.02
Total distributions                                                       $0.04
Total return*                                                           -16.10%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $4.53
Jan. 31, 2001                                                             $5.45
Decrease                                                                  $0.92

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $0.03
From long-term capital gains                                              $0.02
Total distributions                                                       $0.05
Total return*                                                           -15.92%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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11   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $3.54
Jan. 31, 2001                                                             $4.80
Decrease                                                                  $1.26

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $  --
From long-term capital gains                                              $  --
Total distributions                                                       $  --
Total return*                                                           -26.25%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $3.55
Jan. 31, 2001                                                             $4.80
Decrease                                                                  $1.25

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $  --
From long-term capital gains                                              $  --
Total distributions                                                       $  --
Total return*                                                           -25.95%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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12   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund

Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $3.12
Jan. 31, 2001                                                             $5.26
Decrease                                                                  $2.14

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $  --
From long-term capital gains                                              $  --
Total distributions                                                       $  --
Total return*                                                           -40.64%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                             $3.13
Jan. 31, 2001                                                             $5.28
Decrease                                                                  $2.15

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                               $  --
From long-term capital gains                                              $  --
Total distributions                                                       $  --
Total return*                                                           -40.67%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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13   AXP INDEX FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP S&P 500 Index Fund
                                     Percent                    Value
                                 (of net assets)        (as of Jan. 31, 2002)
General Electric                         3.5%               $7,794,738
Microsoft                                3.2                 7,252,047
Wal-Mart Stores                          2.5                 5,650,235
Exxon Mobil                              2.5                 5,645,692
Pfizer                                   2.5                 5,536,776
Citigroup                                2.3                 5,154,135
Intel                                    2.2                 4,970,773
American Intl Group                      1.8                 4,094,265
Intl Business Machines                   1.7                 3,928,168
Johnson & Johnson                        1.7                 3,728,431

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 23.9% of net assets


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14   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund
                                          Percent               Value
                                      (of net assets)   (as of Jan. 31, 2002)
S&P Mid-Cap 400 Depositary Receipts           4.0%          $1,047,326
IDEC Pharmaceuticals                          1.0              269,592
Sungard Data Systems                          1.0              249,157
Electronic Arts                               0.8              216,313
M&T Bank                                      0.8              210,676
Quest Diagnostics                             0.8              196,922
Gilead Sciences                               0.7              186,615
Marshall & Ilsley                             0.7              185,520
Cadence Design Systems                        0.7              172,274
Affiliated Computer Services Cl A             0.7              171,214

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 11.2% of net assets

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15   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund
                                          Percent               Value
                                      (of net assets)   (as of Jan. 31, 2002)
General Electric                              2.9%            $929,011
Microsoft                                     2.7              864,353
Wal-Mart Stores                               2.1              673,454
Exxon Mobil                                   2.1              672,909
Pfizer                                        2.0              659,885
Citigroup                                     1.9              614,303
Intel                                         1.8              592,457
American Intl Group                           1.5              487,980
Intl Business Machines                        1.4              468,134
S&P Depositary Receipts                       1.4              463,676

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 19.8% of net assets

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16   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund
                                          Percent               Value
                                      (of net assets)   (as of Jan. 31, 2002)
BP Amoco (United Kingdom)                     2.5%            $483,523
GlaxoSmithKline (United Kingdom)              2.2              414,253
Vodafone AirTouch (United Kingdom)            2.1              407,622
Nokia (Finland)                               1.7              327,424
Royal Dutch Petroleum (Netherlands)           1.7              316,817
Novartis (Switzerland)                        1.6              298,527
HSBC Holdings (United Kingdom)                1.5              291,598
Total Fina Cl B (France)                      1.4              270,816
Nestle (Switzerland)                          1.4              262,029
AstraZeneca Group (United Kingdom)            1.2              223,829

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 17.3% of net assets

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17   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund
                                          Percent               Value
                                      (of net assets)   (as of Jan. 31, 2002)
Microsoft                                    10.2%          $2,946,459
Intel                                         7.1            2,054,815
Cisco Systems                                 4.5            1,293,275
Nasdaq-100 Index Tracking                     3.6            1,044,781
QUALCOMM                                      3.5            1,015,123
Oracle                                        3.5              998,681
Amgen                                         2.3              674,825
Dell Computer                                 2.3              657,620
Maxim Integrated Products                     2.2              626,537
Immunex                                       1.8              521,016

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 41.0% of net assets

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18   AXP INDEX FUNDS -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.
* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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19   AXP INDEX FUNDS -- ANNUAL REPORT

The Funds' Long-Term Performance

AXP S&P 500 Index Fund

                    Value of your $10,000 in AXP S&P 500 Fund
(line chart)

$20,000

                                                                          $8,814
                                                               AXP S&P 500 Index
                                                                    Fund Class D
$10,000               Lipper S&P 500 Funds Index
                                                    S&P 500 Index

11/1/99    1/31/00                        1/31/01                        1/31/02

Average Annual Total Returns (as of Jan. 31, 2002)
                                               1 year       Since inception*
Class D                                        -16.74%          -5.41%
Class E                                        -16.55%          -5.15%

*Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $166. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lipper S&P 500 Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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20   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

                 Value of your $10,000 in AXP Mid Cap Index Fund
(line chart)

$20,000

                                                                         $13,281
                                                          AXP Mid Cap Index Fund
                                                                         Class D
$10,000                     S& P MidCap 400 Index
                                                    Lipper Mid-Cap
                                                  Core Funds Index

11/1/99    1/31/00                        1/31/01                        1/31/02

Average Annual Total Returns (as of Jan. 31, 2002)
                                              1 year       Since inception*
Class D                                       -4.04%         +13.33%
Class E                                       -3.84%         +13.63%

*Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,994. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) and the Lipper Mid-Cap Core Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Core Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
21   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

           Value of your $10,000 in AXP Total Stock Market Index Fund
(line chart)

$20,000
                                                                          $9,006
                                                          AXP Total Stock Market
                                                              Index Fund Class D
$10,000                     Wilshire 5000 Total Market Index

11/1/99    1/31/00                        1/31/01                        1/31/02

Average Annual Total Returns (as of Jan. 31, 2002)
                                    1 year       Since inception*
Class D                             -16.10%          -4.51%
Class E                             -15.92%          -4.29%

*Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $247. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to a widely cited unmanaged performance index, the Wilshire 5000 Total Market Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Wilshire 5000 Total Market Index is an unmanaged index of U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.


--------------------------------------------------------------------------------
22   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

          Value of your $10,000 in AXP International Equity Index Fund (line chart)

$20,000
                                                                          $7,239
                                                        AXP International Equity
                                                              Index Fund Class D
$10,000                    MSCI EAFE Index
                                               Lipper International
                                                        Funds Index

11/1/99    1/31/00                        1/31/01                        1/31/02

Average Annual Total Returns (as of Jan. 31, 2002)
                                            1 year       Since inception*
Class D                                     -26.25%         -13.28%
Class E                                     -25.95%         -13.03%

*Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $168. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index and the Lipper International Funds Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

MSCI EAFE Index, an unmanaged index, currently includes stocks of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in those markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
23   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund

               Value of your $10,000 in AXP Nasdaq 100 Index Fund
(line chart)

$20,000

                                                                          $6,100
                                                            AXP Nasdaq 100 Index
                                                                    Fund Class D
$10,000                           Nasdaq 100 Index


11/1/99    1/31/00                        1/31/01                        1/31/02

Average Annual Total Returns (as of Jan. 31, 2002)
                                         1 year       Since inception*
Class D                                  -40.64%         -19.58%
Class E                                  -40.67%         -19.46%

*Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $171. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to a widely cited unmanaged performance index, the Nasdaq 100 Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Nasdaq 100 Index, an unmanaged index, includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market. The fund invests in all stocks in the Nasdaq 100 in approximately the same proportions.


--------------------------------------------------------------------------------
24   AXP INDEX FUNDS -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board. The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 76 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                     Position held    Principal occupations during past      Other directorships
                                       with             five years
                                       Registrant and
                                       length of
                                       service
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
H. Brewster Atwater, Jr.               Board member     Retired chair and chief executive
4900 IDS Tower                         since 1996       officer, General Mills, Inc.
Minneapolis, MN 55402                                   (consumer foods)
Born in 1931
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Arne H. Carlson                        Chair of the     Chair, Board Services Corporation
901 S. Marquette Ave.                  Board since      (provides administrative services to
Minneapolis, MN 55402                  1999             boards), former Governor of Minnesota
Born in 1934
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Lynne V. Cheney                        Board member     Distinguished Fellow, AEI              The Reader's Digest  Association Inc.
American Enterprise Institute for      since 1994
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Livio D. DeSimone                      Board member     Retired chair of the board and chief   Cargill, Incorporated (commodity
30 Seventh Street East                 since 2001       executive officer, Minnesota Mining    merchants and processors), Target
Suite 3050                                              and Manufacturing (3M)                 Corporation (department stores),
St. Paul, MN 55101-4901                                                                        General Mills, Inc. (consumer foods),
Born in 1936                                                                                   Vulcan Materials Company
                                                                                               (construction materials/chemicals)
                                                                                               and Milliken & Company (textiles and
                                                                                               chemicals)
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Ira D. Hall                            Board member     Private investor; formerly with
Texaco, Inc.                           since 2001       Texaco Inc., treasurer, 1999-2001
2000 Westchester Avenue                                 and general manager, alliance
White Plains, NY 10650                                  management operations, 1998-1999.
Born in 1944                                            Prior to that, director,
                                                        International Operations IBM Corp.
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Heinz F. Hutter                        Board member     Retired president and chief
P.O. Box 2187                          since 1994       operating officer, Cargill,
Minneapolis, MN 55402                                   Incorporated (commodity merchants
Born in 1929                                            and processors)
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Anne P. Jones                          Board member     Attorney and consultant                Motorola, Inc. (electronics)
5716 Bent Branch Rd.                   since 1985
Bethesda, MD 20816
Born in 1935
-------------------------------------- ---------------- -------------------------------------- -------------------------------------

--------------------------------------------------------------------------------
25   AXP INDEX FUNDS -- ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                     Position held    Principal occupations during past      Other directorships
                                       with             five years
                                       Registrant and
                                       length of
                                       service
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Stephen R. Lewis, Jr.                  Board member     President and professor of
Carlton College One                    since 2002       economics, Carlton College
North College Street
Northfield, MN 55057
Born in 1939
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
William R. Pearce                      Board member     RII Weyerhaeuser World Timberfund,
2050 One Financial Plaza               since 1980       L.P. (develops timber resources) -
Minneapolis, MN 55402                                   management committee; former chair,
Born in 1927                                            American Express Funds
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Alan K. Simpson                        Board member     Former three-term United States        Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.                     since 1997       Senator for Wyoming
Cody, WY 82414
Born in 1931
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
C. Angus Wurtele                       Board member     Retired chair of the board and chief   Bemis Corporation (packaging)
4900 IDS Tower                         since 1994       executive officer, The Valspar
Minneapolis, MN 55402                                   Corporation
Born in 1934
-------------------------------------- ---------------- -------------------------------------- -------------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age                     Position held    Principal occupations during past      Other directorships
                                       with             five years
                                       Registrant and
                                       length of
                                       service
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
David R. Hubers                        Board member     Retired chief executive officer and    Chronimed Inc. (specialty
50643 AXP Financial Center             since 1993       director of AEFC                       pharmaceutical distribution), RTW Inc
Minneapolis, MN 55474                                                                          (manages workers compensation
Born in 1943                                                                                   programs), Lawson Software, Inc.
                                                                                               (technology based business
                                                                                               applications)
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
John R. Thomas                         Board member     Senior vice president - information
50652 AXP Financial Center             since 1987,      and technology of AEFC
Minneapolis, MN 55474                  president
Born in 1937                           since 1997
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
William F. Truscott                    Board member     Senior vice president - chief
53600 AXP Financial Center             since 2001,      investment officer of AEFC; former
Minneapolis, MN 55474                  vice president   chief investment officer and
Born in 1960                           since 2002       managing director, Zurich Scudder
                                                        Investments
-------------------------------------- ---------------- -------------------------------------- -------------------------------------

--------------------------------------------------------------------------------
26   AXP INDEX FUNDS -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                     Position held    Principal occupations during past      Other directorships
                                       with             five years
                                       Registrant and
                                       length of
                                       service
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
John M. Knight                         Treasurer        Vice president - investment
50005 AXP Financial Center             since 1999       accounting of AEFC
Minneapolis, MN 55474
Born in 1952
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Leslie L. Ogg                          Vice             President of Board Services
901 S. Marquette Ave.                  president,       Corporation
Minneapolis, MN 55402                  general
Born in 1938                           counsel and
                                       secretary
                                       since 1978
-------------------------------------- ---------------- -------------------------------------- -------------------------------------
Stephen W. Roszell                     Vice president   Senior vice president -
50239 AXP Financial Center             since 2002       institutional group of AEFC
Minneapolis, MN 55474
Born in 1949
-------------------------------------- ---------------- -------------------------------------- -------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
27   AXP INDEX FUNDS -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2002, and the financial highlights for the two-year period ended January 31, 2002 and for the period from October 25, 1999 (when shares became publicly available) to January 31, 2000. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund as of January 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Minneapolis, Minnesota
March 1, 2002


--------------------------------------------------------------------------------
28   AXP INDEX FUNDS -- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                       AXP             AXP            AXP Total
                                                                     S&P 500         Mid Cap        Stock Market
Jan. 31, 2002                                                      Index Fund      Index Fund        Index Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $246,653,349, $25,320,929
   and $36,244,057)                                               $224,338,670     $25,957,715     $32,385,176
Cash in bank on demand deposit                                         598,137         336,424         150,353
Capital shares receivable                                              288,049           4,400          27,513
Dividends and accrued interest receivable                              188,493          15,579          26,353
Receivable for investment securities sold                              158,032         135,525         711,345
                                                                   -----------      ----------      ----------
Total assets                                                       225,571,381      26,449,643      33,300,740
                                                                   -----------      ----------      ----------
Liabilities
Capital shares payable                                                  85,081             183          26,607
Payable for investment securities purchased                            330,937         392,197         845,884
Accrued investment management services fee                               1,437             182             259
Accrued distribution fee                                                   254              86              73
Accrued transfer agency fee                                              1,167              53              33
Accrued administrative services fee                                        479              56              95
Other accrued expenses                                                  91,926          34,437          42,619
                                                                   -----------      ----------      ----------
Total liabilities                                                      511,281         427,194         915,570
                                                                   -----------      ----------      ----------
Net assets applicable to outstanding capital stock                $225,060,100     $26,022,449     $32,385,170
                                                                  ============     ===========     ===========
Represented by
Capital stock -- $.01 par value (Note 1)                          $    515,101     $    45,345     $    71,547
Additional paid-in capital                                         248,018,736      25,025,071      36,300,485
Undistributed net investment income                                    513,950           8,686          74,902
Accumulated net realized gain (loss) (Note 8)                       (1,590,772)        306,561        (202,883)
Unrealized appreciation (depreciation)
   on investments (Note 5)                                         (22,396,915)        636,786      (3,858,881)
                                                                   -----------      ----------      ----------
Total -- representing net assets applicable
   to outstanding capital stock                                   $225,060,100     $26,022,449     $32,385,170
                                                                  ============     ===========     ===========
Net assets applicable to outstanding shares:     Class D          $ 38,113,250     $12,884,621     $10,942,621
                                                 Class E          $186,946,850     $13,137,828     $21,442,549
Shares outstanding:                              Class D shares      8,739,687       2,246,915       2,418,142
                                                 Class E shares     42,770,397       2,287,624       4,736,572
Net asset value per share of outstanding
   capital stock:                                Class D         $        4.36    $       5.73    $       4.53
                                                 Class E         $        4.37    $       5.74    $       4.53
                                                                 -------------    ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                                       AXP
                                                                                  International          AXP
                                                                                     Equity          Nasdaq 100
Jan. 31, 2002                                                                      Index Fund        Index Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $24,809,600 and $48,733,643)                                   $18,466,354     $28,838,446
Cash in bank on demand deposit (including foreign currency
   holdings of $584,910 for AXP International Equity Index Fund)                       621,315         263,553
Capital shares receivable                                                                4,220          78,428
Dividends and accrued interest receivable                                               30,436           4,247
Receivable for investment securities sold                                              254,932              --
                                                                                    ----------      ----------
Total assets                                                                        19,377,257      29,184,674
                                                                                    ----------      ----------
Liabilities
Capital shares payable                                                                      --           1,831
Unrealized depreciation on foreign currency contracts held,
   at value (Notes 1 and 6)                                                             14,073              --
Payable for investment securities purchased                                             93,698         325,450
Accrued investment management services fee                                              16,917             291
Accrued distribution fee                                                                 5,106             107
Accrued transfer agency fee                                                                350             274
Accrued administrative services fee                                                      4,833              46
Other accrued expenses                                                                  79,755          38,028
                                                                                    ----------      ----------
Total liabilities                                                                      214,732         366,027
                                                                                    ----------      ----------
Net assets applicable to outstanding capital stock                                 $19,162,525     $28,818,647
                                                                                   ===========     ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                           $    54,091     $    92,273
Additional paid-in capital                                                          26,183,643      55,799,304
Undistributed net investment income (loss)                                              14,073              --
Accumulated net realized gain (loss) (Note 8)                                        (707,534)     (7,177,733)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities
   in foreign currencies (Notes 5 and 6)                                           (6,381,748)    (19,895,197)
                                                                                    ----------      ----------
Total -- representing net assets applicable
   to outstanding capital stock                                                    $19,162,525     $28,818,647
                                                                                   -----------     -----------
Net assets applicable to outstanding shares:     Class D                           $ 7,881,907     $16,169,019
                                                 Class E                           $11,280,618     $12,649,628
Shares outstanding:                              Class D shares                      2,228,092       5,188,985
                                                 Class E shares                      3,181,017       4,038,309
Net asset value per share of
   outstanding capital stock:                    Class D                          $       3.54    $       3.12
                                                 Class E                          $       3.55    $       3.13
                                                                                  ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.
                                                                       AXP             AXP            AXP Total
                                                                     S&P 500         Mid Cap        Stock Market
Year ended Jan. 31, 2002                                           Index Fund      Index Fund        Index Fund
Investment income
Income:
Dividends                                                         $  2,001,956     $   228,549     $   396,755
Interest                                                                90,117              42              64
   Less foreign taxes withheld                                          (7,910)             --             (21)
                                                                     ---------         -------         -------
Total income                                                         2,084,163         228,591         396,798
                                                                     ---------         -------         -------
Expenses (Note 2):
Investment management services fee                                     364,427          56,384          91,184
Distribution fee -- Class D                                             70,453          25,987          22,922
Transfer agency fee                                                    346,654          13,701           8,084
Administrative services fees and expenses                              122,897          15,767          33,591
Compensation of board members                                           10,168           4,508          10,168
Custodian fees                                                         135,796          57,335          11,260
Printing and postage                                                    33,084           5,820           1,800
Registration fees                                                       48,243          25,775          19,376
Licensing fees                                                          11,435          10,024          16,267
Audit fees                                                              13,750          13,750          15,000
Other                                                                    6,132           1,951           1,827
                                                                     ---------         -------         -------
Total expenses                                                       1,163,039         231,002         231,479
   Expenses reimbursed by AEFC (Note 2)                               (494,722)       (107,632)        (59,365)
                                                                     ---------         -------         -------
                                                                       668,317         123,370         172,114
   Earnings credits on cash balances (Note 2)                           (4,442)           (154)             --
                                                                     ---------         -------         -------
Total net expenses                                                     663,875         123,216         172,114
                                                                     ---------         -------         -------
Investment income (loss) -- net                                      1,420,288         105,375         224,684
                                                                     ---------         -------         -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                   (1,621,376)        498,339        (166,891)
   Futures contracts                                                   202,018              --         (33,798)
                                                                     ---------         -------         -------
Net realized gain (loss) on investments                             (1,419,358)        498,339        (200,689)
Net change in unrealized appreciation
   (depreciation) on investments                                   (21,888,911)     (1,161,338)     (5,367,739)
                                                                   -----------      ----------      ----------
Net gain (loss) on investments                                     (23,308,269)       (662,999)     (5,568,428)
                                                                   -----------        --------      ----------
Net increase (decrease) in net assets resulting from operations   $(21,887,981)    $  (557,624)    $(5,343,744)
                                                                  ============     ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.
                                                                                       AXP
                                                                                  International          AXP
                                                                                     Equity          Nasdaq 100
Year ended Jan. 31, 2002                                                           Index Fund        Index Fund
Investment income
Income:
Dividends                                                                          $   384,813    $     16,983
Interest                                                                                16,474             185
   Less foreign taxes withheld                                                         (25,839)           (138)
                                                                                       -------          ------
Total income                                                                           375,448          17,030
                                                                                       -------          ------
Expenses (Note 2):
Investment management services fee                                                     101,603         100,598
Distribution fee -- Class D                                                             19,594          40,236
Transfer agency fee                                                                      6,459          89,853
Administrative services fees and expenses                                               20,320          16,116
Compensation of board members                                                           10,168          10,168
Custodian fees                                                                          67,290          15,489
Printing and postage                                                                       512           9,621
Registration fees                                                                       16,620          23,198
Licensing fee                                                                            5,000           5,880
Audit fees                                                                              15,500          13,750
Other                                                                                    3,785           3,474
                                                                                       -------          ------
Total expenses                                                                         266,851         328,383
   Expenses reimbursed by AEFC (Note 2)                                               (117,260)       (144,703)
                                                                                       -------          ------
                                                                                       149,591         183,680
   Earnings credits on cash balances (Note 2)                                               --            (900)
                                                                                       -------          ------
Total net expenses                                                                     149,591         182,780
                                                                                       -------          ------
Investment income (loss) -- net                                                        225,857        (165,750)
                                                                                       -------          ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                     (625,898)     (6,128,335)
   Foreign currency transactions                                                       (80,439)             --
   Futures contracts                                                                  (220,735)             --
                                                                                       -------          ------
Net realized gain (loss) on investments                                               (927,072)     (6,128,335)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                   (5,537,781)     (8,984,159)
                                                                                    ----------      ----------
Net gain (loss) on investments                                                      (6,464,853)    (15,112,494)
                                                                                    ----------     -----------
Net increase (decrease) in net assets resulting from operations                    $(6,238,996)   $(15,278,244)
                                                                                   ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                         AXP S&P 500 Index Fund               AXP Mid Cap Index Fund
Year ended Jan. 31,                                       2002              2001               2002          2001
Operations and distributions
Investment income (loss) -- net                       $  1,420,288      $    336,234      $   105,375       $   94,627
Net realized gain (loss) on investments                 (1,419,358)        1,509,426          498,339        2,379,503
Net change in unrealized appreciation
   (depreciation) on investments                       (21,888,911)       (1,238,893)      (1,161,338)         627,263
                                                       -----------        ----------       ----------          -------
Net increase (decrease) in net assets
   resulting from operations                           (21,887,981)          606,767         (557,624)       3,101,393
                                                       -----------           -------         --------        ---------
Distributions to shareholders from:
   Net investment income
      Class D                                             (137,354)          (56,355)         (38,024)         (35,152)
      Class E                                             (862,774)         (192,757)         (64,488)         (63,851)
   Net realized gain
      Class D                                             (296,859)          (35,659)        (418,561)        (868,192)
      Class E                                           (1,262,697)          (74,943)        (429,935)      (1,095,001)
                                                        ----------           -------         --------       ----------
Total distributions                                     (2,559,684)         (359,714)        (951,008)      (2,062,196)
                                                        ----------          --------         --------       ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                       28,117,787        20,262,362        6,040,252        4,400,639
   Class E shares                                      148,724,557        89,035,104        2,882,108        1,376,232
Reinvestment of distributions at net asset value
   Class D shares                                          434,213            92,014          308,421          903,344
   Class E shares                                        2,125,471           267,700          129,104        1,158,852
Payments for redemptions
   Class D shares                                       (6,757,278)       (5,610,600)      (1,411,389)        (922,358)
   Class E shares                                      (31,791,729)      (12,141,879)        (335,291)        (210,298)
                                                       -----------       -----------         --------         --------
Increase (decrease) in net assets from
   share transactions                                  140,853,021        91,904,701        7,613,205        6,706,411
                                                       -----------        ----------        ---------        ---------
Total increase (decrease) in net assets                116,405,356        92,151,754        6,104,573        7,745,608
Net assets at beginning of year                        108,654,744        16,502,990       19,917,876       12,172,268
                                                       -----------        ----------       ----------       ----------
Net assets at end of year                             $225,060,100      $108,654,744      $26,022,449      $19,917,876
                                                      ============      ============      ===========      ===========
Undistributed net investment income                   $    513,950      $     94,891      $     8,686      $     5,983
                                                      ------------      ------------      -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                      AXP Total Stock Market Index Fund  AXP International Equity Index Fund
Year ended Jan. 31,                                           2002              2001             2002             2001
Operations and distributions
Investment income (loss) -- net                        $   224,684       $   168,095      $   225,857      $   190,452
Net realized gain (loss) on investments                   (200,689)          514,786         (927,072)         (59,223)
Net change in unrealized appreciation
   (depreciation) on investments                        (5,367,739)       (1,470,767)      (5,537,781)      (2,353,222)
                                                        ----------        ----------       ----------       ----------
Net increase (decrease) in net assets
   resulting from operations                            (5,343,744)         (787,886)      (6,238,996)      (2,221,993)
                                                        ----------        ----------       ----------       ----------
Distributions to shareholders from:
   Net investment income
      Class D                                              (42,194)          (23,771)              --          (44,301)
      Class E                                             (131,806)         (120,746)         (14,277)        (117,702)
   Net realized gain
      Class D                                              (55,162)         (110,200)              --         (105,798)
      Class E                                             (112,731)         (292,946)              --         (205,227)
                                                        ----------        ----------       ----------       ----------
Total distributions                                       (341,893)         (547,663)         (14,277)        (473,028)
                                                        ----------        ----------       ----------       ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                        4,463,828         2,090,729        3,136,522        2,479,760
   Class E shares                                        1,987,639        13,077,885          548,520        1,041,097
Reinvestment of distributions at net asset value
   Class D shares                                           44,973           133,971               --          150,099
   Class E shares                                          144,337           413,692            1,361          322,929
Payments for redemptions
   Class D shares                                         (882,500)         (301,088)        (761,393)        (761,450)
   Class E shares                                         (430,149)       (5,236,533)        (152,364)        (153,790)
                                                        ----------        ----------       ----------       ----------
Increase (decrease) in net assets from
   share transactions                                    5,328,128        10,178,656        2,772,646        3,078,645
                                                        ----------        ----------       ----------       ----------
Total increase (decrease) in net assets                   (357,509)        8,843,107       (3,480,627)         383,624
Net assets at beginning of year                         32,742,679        23,899,572       22,643,152       22,259,528
                                                        ----------        ----------       ----------       ----------
Net assets at end of year                              $32,385,170       $32,742,679      $19,162,525      $22,643,152
                                                       ===========       ===========      ===========      ===========
Undistributed (excess of distributions over)
   net investment income                               $    74,902       $    27,836      $    14,073      $   (50,342)
                                                       -----------       -----------      -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34   AXP INDEX FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                                                               AXP Nasdaq 100 Index Fund
Year ended Jan. 31,                                                                           2002             2001
Operations and distributions
Investment income (loss) -- net                                                          $   (165,750)    $   (256,040)
Net realized gain (loss) on investments                                                    (6,128,335)        (195,488)
Net change in unrealized appreciation (depreciation) on investments                        (8,984,159)     (16,077,621)
                                                                                           ----------      -----------
Net increase (decrease) in net assets resulting from operations                           (15,278,244)     (16,529,149)
                                                                                          -----------      -----------
Distributions to shareholders from:
   Net realized gain
      Class D                                                                                 (13,031)        (562,862)
      Class E                                                                                  (9,725)        (276,560)
                                                                                          -----------      -----------
Total distributions                                                                           (22,756)        (839,422)
                                                                                          -----------      -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                                                           8,450,987       33,274,246
   Class E shares                                                                          12,051,775       18,017,579
Reinvestment of distributions at net asset value
   Class D shares                                                                              13,031          562,862
   Class E shares                                                                               9,726          276,560
Payments for redemptions
   Class D shares                                                                          (7,301,406)      (8,157,408)
   Class E shares                                                                          (6,581,517)     (12,845,612)
                                                                                          -----------      -----------
Increase (decrease) in net assets from share transactions                                   6,642,596       31,128,227
                                                                                          -----------      -----------
Total increase (decrease) in net assets                                                    (8,658,404)      13,759,656
Net assets at beginning of year                                                            37,477,051       23,717,395
                                                                                          -----------      -----------
Net assets at end of year                                                                $ 28,818,647     $ 37,477,051
                                                                                         ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35   AXP INDEX FUNDS -- ANNUAL REPORT

Notes to Financial Statements
AXP Market Advantage Series, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:
AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap
400).
AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000). AXP International Equity Index Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.
AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index.

While the Funds may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
36   AXP INDEX FUNDS -- ANNUAL REPORT

Option transactions
As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions
As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
37   AXP INDEX FUNDS -- ANNUAL REPORT

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                                                                        AXP
                                                    AXP               AXP           AXP Total       International         AXP
                                                  S&P 500           Mid Cap       Stock Market         Equity         Nasdaq 100
                                                Index Fund        Index Fund       Index Fund        Index Fund       Index Fund
Undistributed net investment income              $(1,101)            $(160)        $(3,618)        $(147,165)        $ 165,750
Accumulated net realized gain (loss)               1,524               160           3,618           301,085            22,756
                                                   -----               ---           -----           -------            ------
Additional paid-in capital reduction (increase)  $  (423)            $  --         $    --         $(153,920)        $(188,506)
                                                  -------             ----         -------         ---------         ---------

The tax character of distributions paid during 2001 for each Fund is as follows:

                                                           Amount      Per share

AXP S&P 500 Index Fund
Class D
Distributions paid from:
   Ordinary income                                      $  234,044     $0.02895
   Long-term capital gain                                  200,169      0.02476
Class E
Distributions paid from:
   Ordinary income                                       1,274,044      0.03705
   Long-term capital gain                                  851,427      0.02476
                                                           -------      -------
AXP Mid Cap Index Fund
Class D
Distributions paid from:
   Ordinary income                                          54,556      0.02607
   Long-term capital gain                                  402,029      0.19211
Class E
Distributions paid from:
   Ordinary income                                          81,469      0.03790
   Long-term capital gain                                  412,954      0.19211
                                                           -------      -------

--------------------------------------------------------------------------------
38   AXP INDEX FUNDS -- ANNUAL REPORT

                                                           Amount      Per share

AXP Total Stock Market Index Fund
Class D
Distributions paid from:
   Ordinary income                                       $  57,932      $0.02551
   Long-term capital gain                                   39,424       0.01736
Class E Distributions paid from:
   Ordinary income                                         163,968       0.03533
   Long-term capital gain                                   80,569       0.01736
                                                            ------       -------
AXP International Equity Index Fund
Class D
Distributions paid from:
   Ordinary income                                              --            --
   Long-term capital gain                                       --            --
Class E Distributions paid from:
   Ordinary income                                          14,277       0.00450
   Long-term capital gain                                       --            --
                                                            ------       -------
AXP Nasdaq 100 Index Fund
Class D
Distributions paid from:
   Ordinary income                                          13,031       0.00257
   Long-term capital gain                                       --            --
Class E
Distributions paid from:
   Ordinary income                                           9,725       0.00257
   Long-term capital gain                                       --            --
                                                            ------       -------

As of Jan. 31, 2002,  the  components of net assets on a tax basis for each Fund are as follows:
                                                                           Unrealized
                                      Undistributed        Accumulated    appreciation
Fund                                 ordinary income       gain (loss)   (depreciation)
AXP S&P 500 Index Fund                  $513,607       $   (328,005)     $(23,659,338)
AXP Mid Cap Index Fund                   111,830            300,318           539,885
AXP Total Stock Market Index Fund         69,367           (178,882)       (3,877,347)
AXP International Equity Index Fund           --           (654,818)       (6,406,367)
AXP Nasdaq 100 Index Fund                     --         (6,252,188)      (20,820,742)

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
39   AXP INDEX FUNDS -- ANNUAL REPORT

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                   Percentage range
AXP S&P 500 Index Fund                                  0.24% to 0.21%
AXP Mid Cap Index Fund                                  0.26% to 0.23%
AXP Total Stock Market Index Fund                       0.30% to 0.26%
AXP International Equity Index Fund                     0.50% to 0.46%
AXP Nasdaq 100 Index Fund                               0.38% to 0.34%

AEFC has a Sub-investment Advisory Agreement with SSgA Funds Management, Inc. for AXP International Equity Index Fund.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                   Percentage range
AXP S&P 500 Index Fund                                 0.080% to 0.065%
AXP Mid Cap Index Fund                                 0.080% to 0.065%
AXP Total Stock Market Index Fund                      0.110% to 0.090%
AXP International Equity Index Fund                    0.100% to 0.080%
AXP Nasdaq 100 Index Fund                              0.060% to 0.040%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19
o  Class E $19

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

The Advisor and the Transfer Agent have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2003. Under this agreement, net expenses for Class D will not exceed 0.64% for AXP S&P 500 Index Fund, 0.70% for AXP Mid Cap Index Fund, 0.74% for AXP Total Stock Market Index Fund, 0.89% for AXP International Equity Index Fund, and 0.79% for AXP Nasdaq 100 Index Fund. Net expenses for Class E will not exceed 0.39% for AXP S&P 500 Index Fund, 0.45% for AXP Mid Cap Index Fund, 0.49% for AXP Total Stock Market Index Fund, 0.64% for AXP International Equity Index Fund, and 0.54% for AXP Nasdaq 100 Index Fund.

--------------------------------------------------------------------------------
40   AXP INDEX FUNDS -- ANNUAL REPORT

Shares held in the Funds for less than 180 days are subject to a redemption fee of .50% (.75% for the International Equity Index Fund) of the proceeds of the redeemed shares. The redemption fee is retained by the Funds and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the client's account.

During the year ended Jan. 31, 2002, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                               Reduction
AXP S&P 500 Index Fund                                               $4,442
AXP Mid Cap Index Fund                                                  154
AXP Nasdaq 100 Index Fund                                               900

The Funds also pay custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
For the year ended Jan. 31, 2002, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                 Purchases     Proceeds
AXP S&P 500 Index Fund                           $173,402,390   $40,345,364
AXP Mid Cap Index Fund                             19,363,793    12,672,432
AXP Total Stock Market Index Fund                  12,392,353     7,219,366
AXP International Equity Index Fund                 3,539,598     1,276,576
AXP Nasdaq 100 Index Fund                          27,102,603    20,655,139

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                  AXP S&P 500 Index Fund
                                                 Year ended Jan. 31, 2002
                                                     Class D      Class E
Sold                                                6,162,752    32,539,639
Issued for reinvested distributions                    98,238       480,876
Redeemed                                           (1,514,528)   (6,738,175)
                                                   ----------    ----------
Net increase (decrease)                             4,746,462    26,282,340
                                                    ---------    ----------


                                                 Year ended Jan. 31, 2001
                                                     Class D      Class E
Sold                                                3,662,966    16,876,196
Issued for reinvested distributions                    18,588        54,081
Redeemed                                           (1,008,564)   (2,164,876)
                                                   ----------    ----------
Net increase (decrease)                             2,672,990    14,765,401
                                                    ---------    ----------

--------------------------------------------------------------------------------
41   AXP INDEX FUNDS -- ANNUAL REPORT

                                                     AXP Mid Cap Index Fund
                                                    Year ended Jan. 31, 2002
                                                Class D                 Class E
Sold                                           1,049,808                507,332
Issued for reinvested distributions               54,204                 22,650
Redeemed                                        (249,801)               (58,972)
                                                --------                -------
Net increase (decrease)                          854,211                471,010
                                                 -------                -------

                                                   Year ended Jan. 31, 2001
                                                 Class D               Class E
Sold                                             683,130               215,275
Issued for reinvested distributions              159,040               204,023
Redeemed                                        (150,386)              (32,247)
                                                --------               -------
Net increase (decrease)                          691,784               387,051
                                                 -------               -------

                                                         AXP Total Stock
                                                       Market Index Fund
                                                   Year ended Jan. 31, 2002
                                                 Class D               Class E
Sold                                             963,751               425,622
Issued for reinvested distributions                9,841                31,584
Redeemed                                        (189,059)              (90,453)
                                                --------               -------
Net increase (decrease)                          784,533               366,753
                                                 -------               -------

                                                      Year ended Jan. 31, 2001
                                                 Class D              Class E
Sold                                             355,773             2,426,912
Issued for reinvested distributions               26,634                82,409
Redeemed                                         (54,967)             (982,635)
                                                 -------              --------
Net increase (decrease)                          327,440             1,526,686
                                                 -------             ---------

                                                        AXP International
                                                        Equity Index Fund
                                                    Year ended Jan. 31, 2002
                                                  Class D              Class E
Sold                                              785,480              140,343
Issued for reinvested distributions                    --                  372
Redeemed                                         (197,016)             (38,850)
                                                 --------              -------
Net increase (decrease)                           588,464              101,865
                                                  -------              -------

                                                    Year ended Jan. 31, 2001
                                                  Class D              Class E
Sold                                              475,992              202,656
Issued for reinvested distributions                32,349               69,597
Redeemed                                         (139,871)             (30,049)
                                                 --------              -------
Net increase (decrease)                           368,470              242,204
                                                  -------              -------

--------------------------------------------------------------------------------
42   AXP INDEX FUNDS -- ANNUAL REPORT

                                                  AXP Nasdaq 100 Index Fund
                                                   Year ended Jan. 31, 2002
                                                Class D               Class E
Sold                                           2,547,589             3,568,210
Issued for reinvested distributions                4,098                 3,049
Redeemed                                      (2,095,800)           (1,914,767)
                                              ----------            ----------
Net increase (decrease)                          455,887             1,656,492
                                                 -------             ---------

                                                   Year ended Jan. 31, 2001
                                                Class D               Class E
Sold                                           4,502,960             2,618,596
Issued for reinvested distributions              124,527                61,051
Redeemed                                      (1,363,216)           (1,982,395)
                                              ----------            ----------
Net increase (decrease)                        3,264,271               697,252
                                               ---------               -------

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of Jan. 31, 2002, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                                             Open        Notional              Net
                                             Market         purchase       market           unrealized
                                              value          (sale)         value           gain (loss)
Fund                                      of collateral     contracts    on futures         on futures
AXP S&P 500 Index Fund                    $3,208,222           116      $6,556,320          $(82,236)
AXP International Equity Index Fund          846,209            26       1,111,668            (9,603)

See "Summary of significant accounting policies."

6. FOREIGN CURRENCY CONTRACTS
As of Jan. 31, 2002, AXP International Equity Index Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                     Currency to                Currency to            Unrealized              Unrealized
Exchange date       be delivered                be received           appreciation            depreciation
April 4, 2002            50,463                     100,000                  $--                 $   787
                    U.S. Dollar           Australian Dollar
April 4, 2002            85,870                     100,000                   --                   4,160
                    U.S. Dollar      European Monetary Unit
April 4, 2002           224,963                  30,000,000                   --                   3,052
                    U.S. Dollar                Japanese Yen
April 4, 2002           281,646                     200,000                   --                   6,074
                    U.S. Dollar               British Pound
                    -----------               -------------                 ----                 -------
Total                                                                        $--                 $14,073
                                                                            ----                 -------

--------------------------------------------------------------------------------
43  AXP INDEX FUNDS -- ANNUAL REPORT

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund except AXP S&P 500 Index Fund had no borrowings outstanding during the year ended Jan. 31, 2002. AXP S&P 500 Index Fund had borrowings of $9,200,000 at a weighted average interest rate of 3.80% for the period from Sept. 13, 2001 to Sept. 14, 2001.

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Jan. 31, 2002:

Fund                                        Carry-over        Expiration date
AXP S&P 500 Index Fund                    $   328,005                2010
AXP Total Stock Market Index Fund             178,882           2010-2011
AXP International Equity Index Fund           654,818           2010-2011
AXP Nasdaq 100 Index Fund                   6,252,188           2010-2011

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
44   AXP INDEX FUNDS -- ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Per share income and capital changes(a)
                                                                    Class D                     Class E
Fiscal period ended Jan. 31,                                 2002    2001    2000(b)    2002     2001   2000(b)
Net asset value, beginning of period                        $5.30    $5.42  $5.07       $5.31    $5.42  $5.07
                                                            -----    -----  -----       -----    -----  -----
Income from investment operations:
Net investment income (loss)                                  .02      .02    .01         .03      .03    .01
Net gains (losses) (both realized and unrealized)            (.91)    (.12)   .35        (.91)    (.11)   .35
                                                             ----     ----    ---        ----     ----    ---
Total from investment operations                             (.89)    (.10)   .36        (.88)    (.08)   .36
                                                             ----     ----    ---        ----     ----    ---
Less distributions:
Dividends from net investment income                         (.02)    (.01)  (.01)       (.03)    (.02)  (.01)
Distributions from realized gains                            (.03)    (.01)    --        (.03)    (.01)    --
                                                             ----     ----    ---        ----     ----    ---
Total distributions                                          (.05)    (.02)  (.01)       (.06)    (.03)  (.01)
                                                             ----     ----    ---        ----     ----    ---
Net asset value, end of period                              $4.36    $5.30  $5.42       $4.37    $5.31  $5.42
                                                            -----    -----  -----       -----    -----  -----
Ratios/supplemental data
Net assets, end of period (in millions)                       $38      $21     $7        $187      $87     $9
                                                             ----     ----    ---        ----     ----    ---
Ratio of expenses to average daily net assets(c, d)          .64%     .62%   .64%(e)     .39%     .35%   .39%(e)
                                                             ----     ----    ---        ----     ----    ---
Ratio of net investment income (loss)
   to average daily net assets                               .74%     .65%   .52%(e)     .98%    1.05%   .83%(e)
                                                             ----     ----    ---        ----     ----    ---
Portfolio turnover rate (excluding short-term securities)     27%      82%    37%         27%      82%    37%
                                                             ----     ----    ---        ----     ----    ---
Total return                                              (16.74%)  (1.73%) 7.72%     (16.55%)  (1.35%) 7.75%
                                                          ------    -----   ----      ------    -----   ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been .97%, 1.18% and 4.00% for Class D and .72%, .73% and 3.70% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(e)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
45   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Per share income and capital changes(a)
                                                                    Class D                     Class E
Fiscal period ended Jan. 31,                                 2002    2001   2000(b)     2002     2001   2000(b)
Net asset value, beginning of period                        $6.20    $5.71  $5.07       $6.21    $5.71  $5.07
                                                            -----    -----  -----       -----    -----  -----
Income from investment operations:
Net investment income (loss)                                  .02      .03    .01         .03      .04    .02
Net gains (losses) (both realized and unrealized)            (.27)    1.20    .64        (.27)    1.21    .64
                                                            -----    -----  -----       -----    -----  -----
Total from investment operations                             (.25)    1.23    .65        (.24)    1.25    .66
                                                            -----    -----  -----       -----    -----  -----
Less distributions:
Dividends from net investment income                         (.02)    (.03)  (.01)       (.03)    (.04)  (.02)
Distributions from realized gains                            (.20)    (.71)    --        (.20)    (.71)    --
                                                            -----    -----  -----       -----    -----  -----
Total distributions                                          (.22)    (.74)  (.01)       (.23)    (.75)  (.02)
                                                            -----    -----  -----       -----    -----  -----
Net asset value, end of period                              $5.73    $6.20  $5.71       $5.74    $6.21  $5.71
                                                            -----    -----  -----       -----    -----  -----
Ratios/supplemental data
Net assets, end of period (in millions)                       $13       $9     $4         $13      $11     $8
                                                            -----    -----  -----       -----    -----  -----
Ratio of expenses to average daily net assets(c, d)          .70%     .66%   .69%(e)     .45%     .42%   .45%(e)
                                                            -----    -----  -----       -----    -----  -----
Ratio of net investment income (loss)
   to average daily net assets                               .35%     .42%   .59%(e)     .61%     .67%   .83%(e)
                                                            -----    -----  -----       -----    -----  -----
Portfolio turnover rate (excluding short-term securities)     58%     109%    16%         58%     109%    16%
                                                            -----    -----  -----       -----    -----  -----
Total return                                               (4.04%)  22.62% 12.87%      (3.84%)  23.06% 12.92%
                                                           -----    -----  -----       -----    -----  -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.20%, 1.32% and 2.22% for Class D and .95%, 1.08% and 1.96% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(e)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
46   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Per share income and capital changes(a)

                                                                    Class D                     Class E
Fiscal period ended Jan. 31,                                 2002    2001     2000(b)    2002     2001    2000(b)
Net asset value, beginning of period                        $5.45    $5.76   $5.19       $5.45    $5.76   $5.19
                                                            -----    -----   -----       -----    -----   -----
Income from investment operations:
Net investment income (loss)                                  .02      .02     .01         .04      .03     .01
Net gains (losses) (both realized and unrealized)            (.90)    (.25)    .57        (.91)    (.24)    .57
                                                             ----     ----     ---        ----     ----     ---
Total from investment operations                             (.88)    (.23)    .58        (.87)    (.21)    .58
                                                             ----     ----     ---        ----     ----     ---
Less distributions:
Dividends from net investment income                         (.02)    (.01)   (.01)       (.03)    (.03)   (.01)
Distributions from realized gains                            (.02)    (.07)     --        (.02)    (.07)     --
                                                             ----     ----     ---        ----     ----     ---
Total distributions                                          (.04)    (.08)   (.01)       (.05)    (.10)   (.01)
                                                             ----     ----     ---        ----     ----     ---
Net asset value, end of period                              $4.53    $5.45   $5.76       $4.53    $5.45   $5.76
                                                            -----    -----   -----       -----    -----   -----
Ratios/supplemental data
Net assets, end of period (in millions)                       $11       $9      $8         $21      $24     $16
                                                             ----     ----     ---        ----     ----     ---
Ratio of expenses to average daily net assets(c, d)          .74%     .69%    .74%(e)     .49%     .43%    .49%(e)
                                                             ----     ----     ---        ----     ----     ---
Ratio of net investment income (loss)
   to average daily net assets                               .57%     .43%    .39%(e)     .81%     .70%    .64%(e)
                                                             ----     ----     ---        ----     ----     ---
Portfolio turnover rate (excluding short-term securities)     24%      25%      4%         24%      25%      4%
                                                             ----     ----     ---        ----     ----     ---
Total return                                              (16.10%)  (3.79%) 11.57%     (15.92%)  (3.53%) 11.61%
                                                          ------    -----   -----      ------    -----   -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been .94%, 1.29% and 1.52% for Class D and .69%, 1.02% and 1.27% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(e)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
47   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Per share income and capital changes(a)
                                                                   Class D                     Class E
Fiscal period ended Jan. 31,                                2002     2001    2000(b)    2002     2001   2000(b)
Net asset value, beginning of period                       $ 4.80    $5.42  $5.00      $ 4.80    $5.42  $5.00
                                                           ------    -----  -----      ------    -----  -----
Income from investment operations:
Net investment income (loss)                                  .04      .03     --         .05      .05    .01
Net gains (losses) (both realized and unrealized)           (1.30)    (.55)   .43       (1.30)    (.56)   .42
                                                           ------    -----  -----      ------    -----  -----
Total from investment operations                            (1.26)    (.52)   .43       (1.25)    (.51)   .43
                                                           ------    -----  -----      ------    -----  -----
Less distributions:
Dividends from net investment income                           --     (.03)    --          --     (.04)    --
Distributions from realized gains                              --     (.07)  (.01)         --     (.07)  (.01)
                                                           ------    -----  -----      ------    -----  -----
Total distributions                                            --     (.10)  (.01)         --     (.11)  (.01)
                                                           ------    -----  -----      ------    -----  -----
Net asset value, end of period                             $ 3.54    $4.80  $5.42      $ 3.55    $4.80  $5.42
                                                           ------    -----  -----      ------    -----  -----
Ratios/supplemental data
Net assets, end of period (in millions)                        $8       $8     $7         $11      $15    $15
                                                           ------    -----  -----      ------    -----  -----
Ratio of expenses to average daily net assets(c)             .89%     .89%   .89%(d)     .64%     .64%   .64%(d)
                                                           ------    -----  -----      ------    -----  -----
Ratio of net investment income (loss)
   to average daily net assets                               .94%     .65%   .13%(d)    1.22%     .93%   .39%(d)
                                                           ------    -----  -----      ------    -----  -----
Portfolio turnover rate (excluding short-term securities)      6%       8%     4%          6%       8%     4%
                                                           ------    -----  -----      ------    -----  -----
Total return                                              (26.25%)  (9.55%) 8.09%     (25.95%)  (9.35%) 8.09%
                                                           ------    -----  -----      ------    -----  -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.49%, 1.54% and 1.62% for Class D and 1.20%, 1.26% and 1.37% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(d)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
48   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund

Per share income and capital changes(a)
                                                                    Class D                     Class E
Fiscal period ended Jan. 31,                                 2002    2001     2000(b)    2002     2001    2000(b)
Net asset value, beginning of period                       $ 5.26   $ 7.52   $5.26      $ 5.28   $ 7.52   $5.26
                                                           ------   ------   -----      ------   ------   -----
Income from investment operations:
Net investment income (loss)                                 (.02)    (.04)   (.01)       (.01)    (.03)   (.01)
Net gains (losses) (both realized and unrealized)           (2.12)   (2.09)   2.27       (2.14)   (2.08)   2.27
                                                            -----    -----    ----       -----    -----    ----
Total from investment operations                            (2.14)   (2.13)   2.26       (2.15)   (2.11)   2.26
                                                            -----    -----    ----       -----    -----    ----
Less distributions:
Distributions from realized gains                              --     (.13)     --          --     (.13)     --
                                                            -----    -----    ----       -----    -----    ----
Net asset value, end of period                             $ 3.12   $ 5.26   $7.52      $ 3.13   $ 5.28   $7.52
                                                            -----    -----    ----       -----    -----    ----
Ratios/supplemental data
Net assets, end of period (in millions)                       $16      $25     $11         $13      $13     $13
                                                            -----    -----    ----       -----    -----    ----
Ratio of expenses to average daily net assets(c, d)          .79%     .77%    .79%(e)     .54%     .52%    .54%(e)
                                                            -----    -----    ----       -----    -----    ----
Ratio of net investment income (loss)
   to average daily net assets                              (.72%)   (.70%)  (.67%)(e)   (.47%)   (.45%)  (.41%)(e)
                                                            -----    -----    ----       -----    -----    ----
Portfolio turnover rate (excluding short-term securities)     77%     114%     51%         77%     114%     51%
                                                            -----    -----    ----       -----    -----    ----
Total return                                              (40.64%) (28.12%) 42.97%     (40.67%) (27.85%) 42.97%
                                                            -----    -----    ----       -----    -----    ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been 1.33%, 1.09% and 1.82% for Class D and 1.08%, .85% and 1.54% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(e)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
49   AXP INDEX FUNDS -- ANNUAL REPORT

Investments in Securities
AXP S&P 500 Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (97.0%)
Issuer                                          Shares          Value(a)

Aerospace & defense (1.6%)
Boeing                                         17,701          $724,856
General Dynamics                                4,265           381,973
Goodrich                                        2,154            59,924
Honeywell Intl                                 17,187           577,655
Lockheed Martin                                 9,311           493,204
Northrop Grumman                                2,334           260,498
Raytheon                                        8,262           316,187
Rockwell Collins                                3,881            86,740
Rockwell Intl                                   3,884            74,767
United Technologies                             9,903           680,633
Total                                                         3,656,437

Airlines (0.2%)
AMR                                             3,265(b)         81,429
Delta Air Lines                                 2,604            82,312
Southwest Airlines                             16,176           306,374
US Airways Group                                1,439(b)          7,454
Total                                                           477,569

Automotive & related (1.0%)
Cooper Tire & Rubber                            1,533            23,654
Cummins                                           872            32,866
Dana                                            3,139            45,861
Delphi Automotive Systems                      11,841           169,208
Eaton                                           1,464           107,721
Ford Motor                                     38,274           585,591
General Motors                                 11,741           600,434
Genuine Parts                                   3,661           130,039
Goodyear Tire & Rubber                          3,447            82,314
Johnson Controls                                1,845           155,091
Navistar Intl                                   1,255            48,958
PACCAR                                          1,621           107,391
Snap-On                                         1,223            39,858
TRW                                             2,669           113,086
Visteon                                         2,755            36,642
Total                                                         2,278,714

Banks and savings & loans (6.6%)
AmSouth Bancorporation                          7,702           160,587
Bank of America                                33,253         2,095,936
Bank of New York                               15,566           637,895
Bank One                                       24,645           924,188
BB&T                                            9,576           337,458
Charter One Financial                           4,750           141,455
Comerica                                        3,764           211,876
Fifth Third Bancorp                            12,212           772,409
FleetBoston Financial                          22,087           742,565
Golden West Financial                           3,331           212,051
Huntington Bancshares                           5,309            92,961
J.P. Morgan Chase                              41,700         1,419,885
KeyCorp                                         8,950           220,260
Mellon Financial                                9,888           379,699
Natl City                                      12,808           360,161
Northern Trust                                  4,695           274,141
PNC Financial Services Group                    6,004           346,731
Regions Financial                               4,807           150,315
SouthTrust                                      7,243           178,468
SunTrust Banks                                  6,104           376,006
Synovus Financial                               6,156           170,152
U.S. Bancorp                                   41,233           858,471
Union Planters                                  2,903           129,938
USA Education                                   3,313           298,170
Wachovia                                       28,763           956,370
Washington Mutual                              20,356           698,618
Wells Fargo                                    35,829         1,662,106
Zions Bancorp                                   1,939            97,609
Total                                                        14,906,481

Beverages & tobacco (3.6%)
Anheuser-Busch                                 18,689           883,429
Brown-Forman Cl B                               1,443            94,517
Coca-Cola                                      52,559         2,299,457
Coca-Cola Enterprises                           9,400           152,750
Coors (Adolph) Cl B                               763            40,187
Fortune Brands                                  3,140           127,892
Pepsi Bottling Group                            6,000           138,300
PepsiCo                                        36,978         1,852,228
Philip Morris                                  45,794         2,294,737
UST                                             3,496           122,185
Total                                                         8,005,682

Building materials & construction (0.5%)
Centex                                          1,284            76,372
Georgia-Pacific Group                           4,856           121,400
KB HOME                                         1,063            45,773
Louisiana-Pacific                               2,207            19,068
Masco                                           9,699           259,545
Pulte Homes                                     1,245            58,702

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Building materials & construction (cont.)
Sherwin-Williams                                3,264           $90,478
Temple-Inland                                   1,043            57,740
Vulcan Materials                                2,140            99,296
Weyerhaeuser                                    4,571           266,582
Total                                                         1,094,956

Chemicals (1.4%)
Air Products & Chemicals                        4,805           222,231
Allied Waste Inds                               4,162(b)         45,699
Dow Chemical                                   19,062           563,091
du Pont (EI) de Nemours                        21,667           957,031
Eastman Chemical                                1,629            65,421
Ecolab                                          2,702           115,619
Engelhard                                       2,743            76,420
Great Lakes Chemical                            1,060            24,444
Hercules                                        2,293(b)         21,554
Millipore                                       1,009            54,183
Pall                                            2,581            59,518
PPG Inds                                        3,559           172,932
Praxair                                         3,400           197,370
Rohm & Haas                                     4,658           171,321
Sigma-Aldrich                                   1,550            64,821
Waste Management                               13,269           382,413
Total                                                         3,194,068

Communications equipment & services (2.8%)
ADC Telecommunications                         16,686(b)         81,428
Andrew Corp                                     1,720(b)         30,943
AT&T Wireless Services                         53,480(b)        615,020
Avaya                                           6,063(b)         52,142
CIENA                                           6,915(b)         87,821
Corning                                        19,989           159,312
JDS Uniphase                                   28,061(b)        196,427
Lucent Technologies                            72,159           471,920
Motorola                                       47,042           626,129
Nortel Networks                                67,650(c)        489,786
QUALCOMM                                       16,157(b)        713,008
Scientific-Atlanta                              3,302            87,437
Tellabs                                         8,665(b)        133,961
Verizon Communications                         57,371         2,659,145
Total                                                         6,404,479

Computer software & services (0.9%)
Adobe Systems                                   5,013           168,938
BMC Software                                    5,161(b)         91,195
Citrix Systems                                  3,967(b)         68,431
Computer Associates Intl                       12,174           419,517
Compuware                                       7,859(b)        106,882
Intuit                                          4,482(b)        175,919
Novell                                          7,654(b)         40,030
Parametric Technology                           5,548(b)         38,170
PeopleSoft                                      6,401(b)        207,968
Siebel Systems                                  9,772(b)        345,831
VERITAS Software                                8,473(b)        360,526
Total                                                         2,023,407

Computers & office equipment (11.5%)
Apple Computer                                  7,414(b)        183,274
Autodesk                                        1,158            47,478
Automatic Data Processing                      13,032           703,728
Cisco Systems                                 155,025(b,d)    3,066,395
Compaq Computer                                35,803           442,167
Computer Sciences                               3,600(b)        160,200
Comverse Technology                             3,920(b)         83,770
Concord EFS                                    10,647(b)        310,360
Dell Computer                                  55,163(b)      1,514,224
Electronic Data Systems                        10,020           627,352
EMC                                            46,827(b)        767,963
Equifax                                         3,062            77,101
First Data                                      8,063           667,052
Fiserv                                          3,956(b)        167,893
Gateway                                         6,847(b)         35,673
Hewlett-Packard                                41,003           906,576
Intl Business Machines                         36,409         3,928,168
Lexmark Intl Cl A                               2,747(b)        152,596
Mercury Interactive                             1,748(b)         66,634
Microsoft                                     113,829(b,d)    7,252,047
NCR                                             2,053(b)         87,335
Network Appliance                               6,998(b)        125,614
NVIDIA                                          3,056(b)        200,901
Oracle                                        117,547(b)      2,028,861
Palm                                           12,004(b)         44,895
Pitney Bowes                                    5,154           215,540
Rational Software                               4,105(b)         96,385
SABRE Holdings Cl A                             2,821(b)        126,042
Sanmina-SCI                                    11,009(b)        161,612
Sapient                                         2,670(b)         14,685
Solectron                                      17,344(b)        203,272
State Street                                    6,877           369,845
Sun Microsystems                               68,512(b)        737,189
Unisys                                          6,744(b)         84,300
Yahoo!                                         12,039(b)        207,552
Total                                                        25,864,679

Electronics (4.9%)
Advanced Micro Devices                          7,182(b)        115,271
Agilent Technologies                            9,736(b)        295,488
Altera                                          8,141(b)        204,502

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Electronics (cont.)
American Power Conversion                       4,132(b)        $62,765
Analog Devices                                  7,646(b)        334,895
Applied Materials                              17,252(b)        753,049
Applied Micro Circuits                          6,305(b)         64,122
Broadcom Cl A                                   5,544(b)        235,454
Conexant Systems                                5,385(b)         70,220
Intel                                         141,860         4,970,773
Jabil Circuit                                   4,166(b)         96,651
KLA-Tencor                                      3,917(b)        224,366
Linear Technology                               6,691           276,807
LSI Logic                                       7,753(b)        128,545
Maxim Integrated Products                       6,826(b)        378,775
Micron Technology                              12,666(b)        427,478
Molex                                           4,136           126,355
Natl Semiconductor                              3,718(b)        104,885
Novellus Systems                                3,029(b)        129,369
PerkinElmer                                     2,603            76,789
PMC-Sierra                                      3,488(b)         83,259
Power-One                                       1,666(b)         16,543
QLogic                                          1,958(b)         95,805
Symbol Technologies                             4,826            74,803
Tektronix                                       1,944(b)         47,589
Teradyne                                        3,822(b)        114,125
Texas Instruments                              36,611         1,142,628
Thomas & Betts                                  1,228            23,946
Vitesse Semiconductor                           4,026(b)         50,607
Waters                                          2,764(b)         95,634
Xilinx                                          7,060(b)        306,051
Total                                                        11,127,549

Energy (5.6%)
Amerada Hess                                    1,874           114,989
Anadarko Petroleum                              5,258           258,326
Apache                                          2,897           140,476
Ashland                                         1,459            68,223
Burlington Resources                            4,243           145,280
ChevronTexaco                                  22,547         1,889,439
Conoco                                         13,220           372,275
Devon Energy                                    3,293           122,565
EOG Resources                                   2,440            82,936
Exxon Mobil                                   144,576         5,645,692
FirstEnergy                                     6,290           233,988
Kerr-McGee                                      2,117           112,095
Marathon Oil                                    6,539           183,419
Mirant                                          8,467(b)         84,755
Occidental Petroleum                            7,896           204,901
Phillips Petroleum                              8,059           471,210
Royal Dutch Petroleum ADR                      44,891(c)      2,243,203
Sunoco                                          1,661            64,048
Unocal                                          5,157           180,237
Total                                                        12,618,057

Energy equipment & services (0.7%)
Baker Hughes                                    7,099           249,885
Halliburton                                     9,074           124,768
McDermott Intl                                  1,303(b)         16,118
Nabors Inds                                     2,977(b)         93,210
Noble Drilling                                  2,795(b)         89,356
Rowan Companies                                 1,981(b)         35,717
Schlumberger                                   12,168           686,153
Transocean Sedco Forex                          6,737           206,422
Total                                                         1,501,629

Financial services (6.4%)
American Express                               28,199         1,010,934
Bear Stearns Companies                          1,989           115,660
Capital One Financial                           4,541           227,822
Citigroup                                     108,737         5,154,135
Countrywide Credit Inds                         2,583           102,674
Fannie Mae                                     21,114         1,709,179
Franklin Resources                              5,512           206,424
Freddie Mac                                    14,691           986,060
H&R Block                                       3,878           179,396
Household Intl                                  9,674           495,696
Lehman Brothers Holdings                        5,037           326,246
MBNA                                           18,003           630,105
Merrill Lynch                                  17,888           911,930
MGIC Investment                                 2,265           151,755
Morgan Stanley, Dean Witter & Co               23,180         1,274,900
Paychex                                         7,911           290,334
Providian Financial                             6,006            23,123
Schwab (Charles)                               28,885           415,077
Stilwell Financial                              4,678           119,055
T. Rowe Price Group                             2,609            98,046
Total                                                        14,428,551

Food (1.3%)
Archer-Daniels-Midland                         13,977           194,839
Campbell Soup                                   8,658           246,320
ConAgra Foods                                  11,355           281,604
General Mills                                   7,700           381,536
Heinz (HJ)                                      7,401           306,401
Hershey Foods                                   2,866           201,680
Kellogg                                         8,591           265,118
Sara Lee                                       16,556           350,159
SUPERVALU                                       2,817            69,524

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Food (cont.)
Sysco                                          14,087          $417,258
Wrigley (Wm) Jr                                 4,760           260,086
Total                                                         2,974,525

Furniture & appliances (0.2%)
Black & Decker                                  1,686            69,396
Leggett & Platt                                 4,152           100,603
Maytag                                          1,622            51,709
Stanley Works                                   1,803            79,873
Whirlpool                                       1,414           102,798
Total                                                           404,379

Health care (12.6%)
Abbott Laboratories                            32,812         1,893,252
Allergan                                        2,773           185,098
American Home Products                         27,883         1,802,915
Amgen                                          22,097(b)      1,226,384
Applera-Applied Biosystem Group                 4,479           100,016
Bard (CR)                                       1,080            52,974
Bausch & Lomb                                   1,133            42,771
Baxter Intl                                    12,478           696,647
Becton, Dickinson & Co                          5,464           197,906
Biogen                                          3,126(b)        169,492
Biomet                                          5,698           183,988
Boston Scientific                               8,525(b)        191,557
Bristol-Myers Squibb                           40,894         1,855,361
Chiron                                          3,998(b)        169,395
Forest Laboratories                             3,761(b)        311,787
Genzyme-General Division                        4,485(b)        204,561
Guidant                                         6,441(b)        309,490
Immunex                                        11,511(b)        321,732
Johnson & Johnson                              64,831         3,728,431
King Pharmaceuticals                            5,191(b)        188,952
Lilly (Eli)                                    23,761         1,784,451
MedImmune                                       5,224(b)        221,341
Medtronic                                      25,587         1,260,671
Merck & Co                                     48,077         2,845,197
Pfizer                                        132,872         5,536,776
Pharmacia                                      27,252         1,103,706
Schering-Plough                                30,944         1,001,967
St. Jude Medical                                1,840(b)        145,912
Stryker                                         4,155           244,065
Watson Pharmaceuticals                          2,250(b)         65,925
Zimmer Holdings                                 4,096(b)        133,243
Total                                                        28,175,963

Health care services (1.4%)
Aetna                                           3,029           104,137
AmerisourceBergen                               2,174           140,723
Cardinal Health                                 9,530           628,121
HCA                                            10,885           462,613
Health Management Associates Cl A               5,181(b)        100,667
Healthsouth                                     8,291(b)         97,005
Humana                                          3,565(b)         44,384
IMS Health                                      6,245           124,588
Manor Care                                      2,163(b)         43,044
McKesson HBOC                                   6,044           232,694
Quintiles Transnational                         2,528(b)         40,499
Tenet Healthcare                                6,879(b)        438,811
UnitedHealth Group                              6,590           489,966
Wellpoint Health Networks                       1,528(b)        193,888
Total                                                         3,141,140

Household products (2.5%)
Alberto-Culver Cl B                             1,198            55,839
Avon Products                                   4,993           245,656
Clorox                                          4,916           200,474
Colgate-Palmolive                              11,661           666,426
Gillette                                       22,305           742,757
Intl Flavors/Fragrances                         2,004            60,300
Kimberly-Clark                                 11,100           669,330
Newell Rubbermaid                               5,636           155,610
Procter & Gamble                               27,384         2,236,724
Tupperware                                      1,228            23,332
Unilever                                       12,081(c)        680,644
Total                                                         5,737,092

Industrial equipment & services (0.8%)
Caterpillar                                     7,255           364,781
Cintas                                          3,587           179,422
Cooper Inds                                     1,979            72,036
Deere & Co                                      4,963           218,223
Fluor                                           1,693            54,261
Illinois Tool Works                             6,440           459,686
Ingersoll-Rand Cl A                             3,550           157,017
Parker-Hannifin                                 2,478           121,521
Thermo Electron                                 3,757(b)         82,504
Total                                                         1,709,451

Insurance (4.2%)
ACE                                             5,485(c)        213,092
AFLAC                                          11,036           288,260
Allstate                                       15,070           486,158
Ambac Financial Group                           2,230           133,020
American Intl Group                            55,216         4,094,265
Aon                                             5,690           189,477
Chubb                                           3,589           239,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Insurance (cont.)
CIGNA                                           3,057          $281,244
Cincinnati Financial                            3,414           131,439
Conseco                                         7,285(b)         28,776
Hartford Financial Services Group               5,182           342,997
Jefferson-Pilot                                 3,180           152,322
John Hancock Financial Services                 6,313           242,293
Lincoln Natl                                    4,004           206,206
Loews                                           4,047           244,641
Marsh & McLennan                                5,805           591,239
MBIA                                            3,137           169,022
MetLife                                        15,319           465,391
Progressive                                     1,549           229,020
SAFECO                                          2,700            82,593
St. Paul Companies                              4,384           195,965
Torchmark                                       2,624            99,686
UnumProvident                                   5,116           144,783
XL Capital Cl A                                 2,804(c)        247,088
Total                                                         9,498,902

Leisure time & entertainment (1.6%)
Brunswick                                       1,854            45,608
Carnival                                       12,389           334,999
Disney (Walt)                                  43,087           907,412
Harley-Davidson                                 6,399           364,743
Harrah's Entertainment                          2,371(b)         90,501
Hasbro                                          3,651            60,242
Intl Game Technology                            1,854(b)        121,993
Mattel                                          9,122           173,318
Viacom Cl B                                    37,480(b)      1,498,825
Total                                                         3,597,641

Media (2.7%)
American Greetings Cl A                         1,342            16,721
AOL Time Warner                                93,558(b)      2,461,512
Clear Channel Communications                   12,632(b)        581,577
Comcast Cl A                                   19,972(b)        709,605
Deluxe                                          1,402            64,506
Donnelley (RR) & Sons                           2,420            70,301
Dow Jones                                       1,794            92,840
Gannett                                         5,598           377,585
Interpublic Group of Companies                  7,982           230,440
Knight-Ridder                                   1,777           110,618
McGraw-Hill Companies                           4,086           261,831
Meredith                                        1,042            36,512
Moody's                                         3,297           123,703
New York Times Cl A                             3,204           134,985
Omnicom Group                                   3,928           343,189
TMP Worldwide                                   2,336(b)         99,444
Tribune                                         6,296           234,022
Univision Communications Cl A                   4,440(b)        155,311
Total                                                         6,104,702

Metals (0.8%)
Alcan                                           6,782(c)        263,549
Alcoa                                          17,951           643,543
Allegheny Technologies                          1,696            27,373
Avery Dennison                                  2,322           138,159
Barrick Gold                                   11,329(c)        194,746
Freeport-McMoRan Copper & Gold Cl B             3,042(b)         47,303
Inco                                            3,843(b,c)       69,866
Newmont Mining                                  4,143            90,483
Nucor                                           1,644            98,311
Phelps Dodge                                    1,663            57,989
Placer Dome                                     6,939(c)         85,627
United States Steel                             1,885            37,662
Worthington Inds                                1,804            26,663
Total                                                         1,781,274

Miscellaneous (0.1%)
Convergys                                       3,637(b)        115,257

Multi-industry conglomerates (5.4%)
Cendant                                        20,744(b)        362,605
Crane                                           1,261            29,785
Danaher                                         3,021           192,559
Dover                                           4,278           163,377
Eastman Kodak                                   6,149           174,632
Emerson Electric                                9,045           524,067
General Electric                              209,818(d)      7,794,738
Grainger (WW)                                   1,977           107,351
ITT Inds                                        1,868            99,172
Minnesota Mining & Mfg                          8,287           918,200
Robert Half Intl                                3,706(b)         97,171
Textron                                         2,985           136,803
Tyco Intl                                      42,167(c)      1,482,169
Xerox                                          15,217           172,409
Total                                                        12,255,038

Paper & packaging (0.4%)
Ball                                              579            45,567
Bemis                                           1,115            56,241
Boise Cascade                                   1,226            43,646
Intl Paper                                     10,187           425,612
MeadWestvaco                                    4,195           135,419
Pactiv                                          3,366(b)         60,588

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Paper & packaging (cont.)
Sealed Air                                      1,769(b)        $73,449
Willamette Inds                                 2,322           128,755
Total                                                           969,277

Real estate investment trust (0.3%)
Equity Office Properties Trust                  8,757           252,114
Equity Residential Properties Trust             5,723           153,262
Plum Creek Timber                               3,860           116,572
Starwood Hotels & Resorts Worldwide             4,179           143,131
Total                                                           665,079

Restaurants & lodging (0.7%)
Darden Restaurants                              2,463           101,476
Hilton Hotels                                   7,805            93,660
Marriott Intl Cl A                              5,093           207,693
McDonald's                                     27,168           738,425
Starbucks                                       8,058(b)        191,539
Tricon Global Restaurants                       3,082(b)        171,976
Wendy's Intl                                    2,210            68,952
Total                                                         1,573,721

Retail (7.1%)
Albertson's                                     8,583           246,761
AutoZone                                        2,278(b)        154,107
Bed Bath & Beyond                               6,130(b)        211,975
Best Buy                                        4,457(b)        329,818
Big Lots                                        2,405            25,782
Circuit City Stores-Circuit City Group          4,403           131,386
Costco Wholesale                                9,558(b)        439,668
CVS                                             8,259           224,645
Dillard's Cl A                                  1,769            25,438
Dollar General                                  6,987           110,395
Family Dollar Stores                            3,643           122,878
Federated Dept Stores                           4,072(b)        169,477
Gap                                            18,228           262,483
Home Depot                                     49,527         2,480,806
Kohl's                                          7,080(b)        469,333
Kroger                                         16,978(b)        349,747
Limited                                         9,058           168,026
Lowe's Companies                               16,366           753,982
May Dept Stores                                 6,324           232,723
Nordstrom                                       2,840            71,852
Office Depot                                    6,488(b)        106,728
Penney (JC)                                     5,576           138,675
RadioShack                                      3,788           119,398
Safeway                                        10,608(b)        429,094
Sears, Roebuck                                  6,818           360,263
Staples                                         9,756(b)        177,754
Target                                         19,081           847,387
Tiffany                                         3,087           110,206
TJX Companies                                   5,764           238,284
Toys "R" Us                                     4,195(b)         82,054
Wal-Mart Stores                                94,202         5,650,235
Walgreen                                       21,560           782,197
Winn-Dixie Stores                               2,970            39,650
Total                                                        16,063,207

Textiles & apparel (0.3%)
Jones Apparel Group                             2,651(b)         87,934
Liz Claiborne                                   2,222            60,816
Nike Cl B                                       5,678           340,169
Reebok Intl                                     1,244(b)         36,847
VF                                              2,345            95,254
Total                                                           621,020

Transportation (0.6%)
Burlington Northern Santa Fe                    8,173           230,806
CSX                                             4,505           180,200
FedEx                                           6,301(b)        337,418
Norfolk Southern                                8,148           183,737
Ryder System                                    1,282            32,024
Union Pacific                                   5,250           325,763
Total                                                         1,289,948

Utilities -- electric (2.3%)
AES                                            11,266(b)        152,654
Allegheny Energy                                2,642            86,948
Ameren                                          2,908           124,666
American Electric Power                         6,811           284,291
Calpine                                         6,453(b)         72,274
Cinergy                                         3,362           108,593
Citizens Communications                         5,919(b)         59,249
CMS Energy                                      2,810            64,152
Consolidated Edison                             4,486           183,881
Constellation Energy Group                      3,460            97,572
Dominion Resources                              5,559           327,258
DTE Energy                                      3,437           140,917
Duke Energy                                    16,404           572,007
Edison Intl                                     6,886(b)        106,389
Entergy                                         4,672           192,393
Exelon                                          6,782           333,946
FPL Group                                       3,717           199,268
NiSource                                        4,370            90,896
PG&E                                            8,185(b)        175,978
Pinnacle West Capital                           1,788            71,270
PPL                                             3,095           104,302

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55   AXP INDEX FUNDS -- ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares          Value(a)

Utilities -- electric (cont.)
Progress Energy                                 4,623          $202,025
Public Service Enterprise Group                 4,385           184,521
Reliant Energy                                  6,301           158,029
Sempra Energy                                   4,379           104,877
Southern Co                                    14,692           362,158
Teco Energy                                     2,949            71,277
TXU                                             5,603           272,978
Xcel Energy                                     7,303           194,990
Total                                                         5,099,759

Utilities -- gas (0.5%)
Dynegy Cl A                                     7,417           176,895
El Paso                                        10,786           409,330
KeySpan                                         2,939            95,106
Kinder Morgan                                   2,359           121,960
NICOR                                             946            38,445
Peoples Energy                                    748            27,444
Williams Companies                             10,892           192,571
Total                                                         1,061,751

Utilities -- telephone (3.5%)
ALLTEL                                          6,561           364,004
AT&T                                           74,777         1,323,553
BellSouth                                      39,671         1,586,840
CenturyTel                                      2,982            91,786
Nextel Communications Cl A                     16,872(b)        135,820
Qwest Communications Intl                      35,189           369,485
SBC Communications                             71,048         2,660,747
Sprint (FON Group)                             18,749           331,857
Sprint (PCS Group)                             20,833(b)        341,245
WorldCom-WorldCom Group                        62,337(b)        626,487
Total                                                         7,831,824

Total common stocks
(Cost: $240,567,796)                                       $218,253,208

Short-term securities (2.7%)
Issuer                                   Annualized      Amount         Value(a)
                                        yield on date  payable at
                                         of purchase    maturity
U.S. government agencies
Federal Home Loan Bank Disc Nts
  02-08-02                                   1.72%      $300,000       $299,882
  03-15-02                                   1.56        500,000        499,071
  04-03-02                                   1.71        500,000        498,560
Federal Home Loan Mtge Corp Disc Nts
  02-19-02                                   1.74        500,000        499,541
  02-28-02                                   1.89        500,000        499,357
  04-18-02                                   1.72      1,400,000      1,394,974
  04-25-02                                   1.68      1,400,000      1,394,513
Federal Natl Mtge Assn Disc Nts
  02-07-02                                   1.74        500,000        499,831
  02-11-02                                   1.75        500,000        499,733

Total short-term securities
(Cost: $6,085,553)                                                   $6,085,462

Total investments in securities
(Cost: $246,653,349)(e)                                            $224,338,670

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 2.7% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                                  Contracts
     Purchase contracts
     S&P 500 Index, March 2002                                              116

(e) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $247,998,008 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  8,813,231
     Unrealized depreciation                                        (32,472,569)
                                                                    -----------
     Net unrealized depreciation                                   $(23,659,338)
                                                                   ------------

--------------------------------------------------------------------------------
56   AXP INDEX FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Mid Cap Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (99.8%)
Issuer                                          Shares         Value(a)

Aerospace & defense (0.9%)
L-3 Communications Holdings                     1,166(b)       $119,538
Precision Castparts                             1,532            42,988
Sequa Cl A                                        308(b)         14,230
Titan                                           2,066(b)         46,154
Total                                                           222,910

Airlines (0.1%)
Alaska Air Group                                  788(b)         24,160

Automotive & related (1.6%)
Bandag                                            613            20,719
BorgWarner                                        783            43,378
Gentex                                          2,232(b)         66,424
Lear                                            1,909(b)         76,665
SPX                                             1,198           136,764
Superior Inds Intl                                770            29,861
United Rentals                                  2,179(b)         46,304
Total                                                           420,115

Banks and savings & loans (10.1%)
Associated Banc-Corp                            1,953            67,652
Astoria Financial                               2,743            79,574
Banknorth Group                                 4,518           106,896
City Natl                                       1,431            70,577
Colonial BancGroup                              3,425            48,327
Commerce Bancorp                                1,944            79,218
Compass Bancshares                              3,791           109,674
First Tennessee Natl                            3,765           128,462
First Virginia Banks                            1,422            71,512
FirstMerit                                      2,522            67,943
Golden State Bancorp                            4,036           114,784
Greater Bay Bancorp                             1,479            41,057
GreenPoint Financial                            2,977           127,713
Hibernia Cl A                                   4,728            84,820
Independence Community Bank                     1,748            45,500
Investors Financial Services                      949            66,050
M&T Bank                                        2,809           210,676
Marshall & Ilsley                               3,138           185,520
Mercantile Bankshares                           2,075            90,532
Natl Commerce Financial                         6,050           153,428
New York Community Bancorp                      3,041            83,749
North Fork Bancorporation                       4,826           160,706
Pacific Century Financial                       2,283            56,093
Provident Financial Group                       1,462            34,284
Roslyn Bancorp                                  2,614            52,045
Silicon Valley Bancshares                       1,373(b)         31,606
Sovereign Bancorp                               7,345            94,163
TCF Financial                                   2,286           112,631
Webster Financial                               1,464            48,678
Westamerica Bancorporation                      1,028            40,863
Total                                                         2,664,733

Beverages & tobacco (1.0%)
PepsiAmericas                                   4,634            55,840
RJ Reynolds Tobacco Holdings                    2,851           170,346
Universal                                         794            29,045
Total                                                           255,231

Building materials & construction (2.3%)
American Financial Group                        2,031            47,911
American Standard                               2,134(b)        138,071
Carlisle Companies                                899            32,148
Clayton Homes                                   4,081            68,561
Dycom Inds                                      1,276(b)         20,569
Granite Construction                            1,223            27,432
Lennar                                          1,901           105,410
Martin Marietta Materials                       1,443            58,831
Potlatch                                          840            24,385
Quanta Services                                 1,806(b)         23,930
Valspar                                         1,473            61,733
Total                                                           608,981

Chemicals (2.5%)
Airgas                                          2,058(b)         35,809
Albemarle                                       1,351            31,681
Cabot                                           1,864            62,574
Cabot Microelectronics                            715(b)         47,390
Crompton                                        3,359            30,399
Cytec Inds                                      1,180(b)         28,072
Ferro                                           1,018            25,959
FMC                                               928(b)         33,408
Fuller (HB)                                       840            22,747
IMC Global                                      3,416            46,287
Lubrizol                                        1,520            50,692
Lyondell Chemical                               3,495            47,078
Olin                                            1,291            18,577
Republic Services                               5,027(b)         87,471
RPM/Ohio                                        3,039            44,856

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares          Value(a)

Chemicals (cont.)
Schulman (A)                                      868           $14,487
Solutia                                         3,098            27,541
Total                                                           655,028

Communications equipment & services (1.7%)
ADTRAN                                          1,173(b)         31,530
Advanced Fibre Communications                   2,436(b)         42,265
CommScope                                       1,530(b)         31,518
Fairchild Semiconductor Intl Cl A               2,965(b)         78,246
Plantronics                                     1,394(b)         31,700
Polycom                                         2,886(b)        100,952
Powerwave Technologies                          1,917(b)         35,349
RF Micro Devices                                4,954(b)         90,708
Total                                                           442,268

Computer software & services (2.4%)
Electronic Arts                                 4,076(b)        216,313
Legato Systems                                  2,659(b)         37,226
Network Associates                              4,116(b)        123,439
Sungard Data Systems                            8,308(b)        249,157
Total                                                           626,135

Computers & office equipment (8.2%)
3Com                                           10,338(b)         61,821
Acxiom                                          2,584(b)         36,279
Advent Software                                 1,005(b)         54,220
Affiliated Computer Services Cl A               1,790(b)        171,214
Ascential Software                              7,710(b)         34,926
Avocent                                         1,326(b)         33,163
BISYS Group                                     1,750(b)        107,748
Cadence Design Systems                          7,269(b)        172,274
Ceridian                                        4,349(b)         78,152
Certegy                                         2,044(b)         70,906
CheckFree                                       2,295(b)         33,255
CSG Systems Intl                                1,577(b)         58,522
DST Systems                                     3,579(b)        156,331
Enterasys Networks                              5,763(b)         63,508
Henry (Jack) & Associates                       2,641            57,521
InFocus                                         1,159(b)         20,932
Internet Security Systems                       1,421(b)         58,147
Keane                                           2,244(b)         41,065
Macromedia                                      1,727(b)         30,758
Mentor Graphics                                 1,917(b)         47,177
Natl Instruments                                1,520(b)         58,733
Quantum-DLT & Storage Systems                   4,621(b)         43,946
Reynolds & Reynolds Cl A                        2,131            56,898
RSA Security                                    1,670(b)         18,721
SanDisk                                         2,030(b)         31,282
Storage Technology                              3,116(b)         76,249
Sybase                                          2,936(b)         53,171
Sykes Enterprises                               1,195(b)          9,883
Symantec                                        2,072(b)        161,512
Synopsys                                        1,763(b)         91,464
Tech Data                                       1,639(b)         82,802
Transaction Systems  Architects Cl A            1,090(b)         11,707
Wallace Computer Services                       1,218            24,056
Wind River Systems                              2,309(b)         41,608
Total                                                         2,149,951

Electronics (5.7%)
Arrow Electronics                               2,964(b)         91,173
Atmel                                          13,840(b)        106,568
Avnet                                           3,506            93,435
Cirrus Logic                                    2,530(b)         47,766
Credence Systems                                1,787(b)         28,252
Cree                                            2,151(b)         41,170
Cypress Semiconductor                           3,576(b)         77,814
DSP Group                                         796(b)         17,950
Harris                                          1,964            68,720
Integrated Device Technology                    3,098(b)         94,644
Intl Rectifier                                  1,882(b)         78,366
KEMET                                           2,547(b)         45,846
Lam Research                                    3,730(b)         86,760
Lattice Semiconductor                           3,251(b)         72,627
LTX                                             1,443(b)         28,514
Micrel                                          2,761(b)         65,160
Microchip Technology                            3,964(b)        149,403
MIPS Technologies Cl B                          1,160(b)         11,519
Newport                                         1,089            25,766
Plexus                                          1,238(b)         30,145
Semtech                                         2,091(b)         72,370
TranSwitch                                      2,718(b)         10,627
TriQuint Semiconductor                          3,872(b)         42,631
Vishay Intertechnology                          4,735(b)         88,118
Total                                                         1,475,344

Energy (1.7%)
Arch Coal                                       1,556            30,964
Forest Oil                                      1,389(b)         34,239
Grant Prideco                                   3,251(b)         30,722
Murphy Oil                                      1,347           106,413
Noble Affiliates                                1,683            54,698
Pennzoil-Quaker State                           2,364            32,718
Valero Energy                                   3,159           145,124
Total                                                           434,878

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares          Value(a)

Energy equipment & services (3.8%)
BJ Services                                     4,874(b)       $151,094
Cooper Cameron                                  1,604(b)         68,218
Ensco Intl                                      4,002            95,248
FMC Technologies                                1,932(b)         30,622
Hanover Compressor                              1,877(b)         29,281
Helmerich & Payne                               1,503            45,691
Jacobs Engineering Group                          795(b)         50,880
Natl-Oilwell                                    2,405(b)         45,815
Patterson-UTI Energy                            2,270(b)         49,214
Pioneer Natural Resources                       2,918(b)         50,832
Pride Intl                                      3,948(b)         51,521
Smith Intl                                      1,469(b)         80,868
Tidewater                                       1,800            61,650
Varco Intl                                      2,853(b)         41,369
Weatherford Intl                                3,412(b)        131,328
Total                                                           983,631

Financial services (4.5%)
Allmerica Financial                             1,572            66,213
AmeriCredit                                     2,508(b)         55,928
E*TRADE Group                                  11,077(b)         99,361
Eaton Vance                                     2,058            80,879
Edwards (AG)                                    2,338            99,388
IndyMac Bancorp                                 1,809(b)         42,331
Investment Technology Group                     1,445(b)         63,291
LaBranche                                       1,745(b)         53,868
Legg Mason                                      1,981           103,725
Metris Companies                                1,895            27,004
Neuberger Berman                                2,092            90,165
Radian Group                                    2,788           125,181
SEI Investments                                 3,212           129,701
Waddell & Reed Financial Cl A                   2,379            77,746
Wilmington Trust                                  971            62,804
Total                                                         1,177,585

Food (2.8%)
Dean Foods                                      1,290(b)         84,366
Dole Food                                       1,660            46,480
Dreyer's Grand Ice Cream                        1,025            39,565
Hormel Foods                                    4,130           107,339
Interstate Bakeries                             1,503            36,222
McCormick                                       2,056            90,875
Sensient Technologies                           1,407            27,380
Smithfield Foods                                3,317(b)         73,637
Smucker (JM)                                      725            23,215
Tootsie Roll Inds                               1,502            57,587
Tyson Foods Cl A                               10,381           131,008
Total                                                           717,674

Furniture & appliances (1.0%)
Furniture Brands Intl                           1,623(b)         59,678
HON Inds                                        1,743            48,490
Miller (Herman)                                 2,248            55,840
Mohawk Inds                                     1,564(b)         85,958
Total                                                           249,966

Health care (6.8%)
Apogent Technologies                            3,142(b)         78,801
Barr Laboratories                               1,262(b)         92,126
Beckman Coulter                                 1,812            84,367
COR Therapeutics                                1,654(b)         31,079
DENTSPLY Intl                                   1,543            76,301
Gilead Sciences                                 2,853(b)        186,615
ICN Pharmaceuticals                             2,424            77,616
IDEC Pharmaceuticals                            4,534(b)        269,592
Incyte Genomics                                 1,974(b)         29,117
IVAX                                            5,868(b)        114,426
Millennium Pharmaceuticals                      6,581(b)        125,105
Mylan Laboratories                              3,734           125,798
Protein Design Labs                             2,614(b)         58,188
Quest Diagnostics                               2,842(b)        196,922
Sepracor                                        2,317(b)        114,367
STERIS                                          2,061(b)         37,922
Vertex Pharmaceuticals                          2,228(b)         43,981
VISX                                            1,632(b)         23,729
Total                                                         1,766,052

Health care services (4.6%)
Apria Healthcare Group                          1,620(b)         39,690
Covance                                         1,766(b)         31,276
Cytyc                                           3,450(b)         78,350
Express Scripts Cl A                            2,354(b)        107,790
First Health Group                              2,961(b)         75,209
Health Net                                      3,674(b)         81,857
Hillenbrand Inds                                1,858           106,445
LifePoint Hospitals                             1,167(b)         40,717
Lincare Holdings                                3,202(b)         85,109
Omnicare                                        2,777            60,955
Oxford Health Plans                             2,732(b)        101,029
PacifiCare Health Systems                       1,026(b)         19,289
Patterson Dental                                2,012(b)         80,862
Schein (Henry)                                  1,269(b)         58,234
Triad Hospitals                                 2,142(b)         67,901
Trigon Healthcare                               1,064(b)         78,236
Universal Health Services Cl B                  1,791(b)         74,953
Total                                                         1,187,902

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares          Value(a)

Household products (0.8%)
Church & Dwight                                 1,162           $34,198
Dial                                            2,820            45,402
Energizer Holdings                              2,727(b)         55,904
Viad                                            2,633            64,876
Total                                                           200,380

Industrial equipment & services (2.3%)
AGCO                                            2,140            32,121
Albany Intl Cl A                                  928            21,428
AMETEK                                            975            29,435
Blyth Inds                                      1,399            29,645
Donaldson                                       1,311            48,520
Fastenal                                        1,128            75,474
FEI                                               950(b)         31,901
Flowserve                                       1,318(b)         32,673
Harsco                                          1,188            41,829
Kaydon                                            889            22,581
Kennametal                                        918            34,912
Minerals Technologies                             581            27,313
Modine Mfg                                        986            24,995
Nordson                                           982            25,974
Tecumseh Products Cl A                            549            26,599
Teleflex                                        1,155            52,333
Trinity Inds                                    1,308            30,947
UCAR Intl                                       1,657(b)         18,741
Total                                                           607,421

Insurance (3.2%)
Everest Re Group                                1,375(c)         94,463
Fidelity Natl Financial                         2,547            63,446
Gallagher (Arthur J)                            2,518            83,094
HCC Insurance Holdings                          1,804            47,175
Horace Mann Educators                           1,210            24,212
Leucadia Natl                                   1,644            47,314
MONY Group                                      1,415            50,629
Ohio Casualty                                   1,786(b)         29,612
Old Republic Intl                               3,536           104,311
PMI Group                                       1,324            93,408
Protective Life                                 2,038            58,694
StanCorp Financial Group                          889            45,206
Unitrin                                         2,001            80,440
Total                                                           822,004

Leisure time & entertainment (1.1%)
Activision                                      1,550(b)         40,734
Callaway Golf                                   2,315            39,355
GTECH Holdings                                    854(b)         43,477
Intl Speedway Cl A                              1,581            64,426
Mandalay Resort Group                           2,104(b)         56,913
Six Flags                                       2,747(b)         41,315
Total                                                           286,220

Media (4.1%)
Banta                                             733            23,280
Belo Cl A                                       3,272            60,499
Catalina Marketing                              1,639(b)         61,692
Dun & Bradstreet                                2,335(b)         80,324
Emmis Communications Cl A                       1,410(b)         30,738
Entercom Communications Cl A                    1,348(b)         64,502
Gartner Group Cl B                              2,554(b)         27,992
Harte-Hanks                                     1,874            53,878
Hispanic Broadcasting                           3,225(b)         75,917
Lee Enterprises                                 1,310            44,684
Macrovision                                     1,507(b)         45,813
Media General Cl A                                683            33,986
Price Communications                            1,631(b)         31,299
Reader's Digest Assn Cl A                       2,974            63,644
Scholastic                                      1,049(b)         52,020
Valassis Communications                         1,592(b)         58,840
Washington Post Cl B                              282           157,679
Westwood One                                    3,190(b)         98,571
Total                                                         1,065,358

Metals (0.4%)
AK Steel Holdings                               3,202            44,124
Carpenter Technology                              659            15,177
Pittston Brink's Group                          1,613            36,131
Total                                                            95,432

Miscellaneous (5.0%)
ArvinMeritor                                    1,977            47,547
Edwards Lifesciences                            1,760(b)         47,397
Federal Signal                                  1,338            31,590
McDATA Cl A                                     3,342(b)         82,882
Retek                                           1,514(b)         36,563
Rollins                                           893            17,914
S&P Mid-Cap 400
  Depositary Receipts                          11,320         1,047,326
Total                                                         1,311,219

Multi-industry conglomerates (3.3%)
Apollo Group Cl A                               3,401(b)        158,657
ChoicePoint                                     1,869(b)         98,309
DeVry                                           2,075(b)         63,308
Diebold                                         2,123            83,115
Education Management                            1,010(b)         37,118
Hubbell Cl B                                    1,743            52,307

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares          Value(a)

Multi-industry conglomerates (cont.)
Imation                                         1,038(b)        $23,999
Kelly Services Cl A                             1,066            23,367
Korn/Ferry Intl                                 1,124(b)         10,116
Lancaster Colony                                1,101            37,588
Manpower                                        2,261            78,932
MPS Group                                       2,918(b)         21,301
NCO Group                                         767(b)         17,319
Pentair                                         1,458            51,467
Ruddick                                         1,376            21,397
Stewart & Stevenson Services                      845            14,788
Sylvan Learning Systems                         1,151(b)         28,234
YORK Intl                                       1,156            43,951
Total                                                           865,273

Paper & packaging (1.2%)
Bowater                                         1,625            77,902
Glatfelter                                      1,269            19,111
Longview Fibre                                  1,518            16,698
Packaging Corp of America                       3,139(b)         56,314
Rayonier                                          811            40,347
Sonoco Products                                 2,841            75,429
Wausau-Mosinee Paper                            1,531            16,673
Total                                                           302,474

Real estate investment trust (0.4%)
Hospitality Properties Trust                    1,859            55,584
New Plan Excel Realty Trust                     2,774            53,316
Total                                                           108,900

Restaurants & lodging (1.6%)
Bob Evans Farms                                 1,030            29,880
Brinker Intl                                    2,920(b)         98,579
CBRL Group                                      1,637            50,092
Extended Stay America                           2,766(b)         44,671
Outback Steakhouse                              2,275(b)         84,403
Papa John's Intl                                  674(b)         19,108
Park Place Entertainment                        8,956(b)         87,321
Total                                                           414,054

Retail (4.0%)
American Eagle Outfitters                       2,137(b)         54,365
Barnes & Noble                                  1,994(b)         69,411
BJ's Wholesale Club                             2,164(b)        102,898
Borders Group                                   2,417(b)         58,250
CDW Computer Centers                            2,624(b)        145,318
Claire's Stores                                 1,450            27,173
Copart                                          2,665(b)         60,229
Dollar Tree Stores                              3,338(b)        110,187
Lands' End                                        885(b)         43,524
Longs Drug Stores                               1,126            25,054
Neiman Marcus Group Cl A                        1,418(b)         50,325
Payless ShoeSource                                662(b)         38,528
Perrigo                                         2,187(b)         28,212
Ross Stores                                     2,379            86,429
Saks                                            4,222(b)         42,558
Sotheby's Holdings Cl A                         1,822(b)         24,816
Williams-Sonoma                                 1,695(b)         77,970
Total                                                         1,045,247

Textiles & apparel (0.7%)
Abercrombie & Fitch                             2,957(b)         78,508
Coach                                           1,291(b)         59,580
Timberland Cl A                                 1,154(b)         44,279
Unifi                                           1,600(b)         12,080
Total                                                           194,447

Transportation (1.8%)
Airborne                                        1,430            22,094
Alexander & Baldwin                             1,203            30,773
Atlas Air Worldwide Holdings                    1,136(b)         18,119
C.H. Robinson Worldwide                         2,512            77,947
CNF                                             1,452            47,916
EGL                                             1,420(b)         19,340
Expeditors Intl of Washington                   1,534            92,915
GATX                                            1,447            41,963
Hunt (JB) Transport Services                    1,069(b)         29,708
Overseas Shipbuilding Group                     1,018            20,716
Swift Transportation                            2,533(b)         62,261
Total                                                           463,752

Utilities -- electric (5.7%)
Allete                                          2,474            65,957
Alliant Energy                                  2,603            77,595
American Water Works                            2,973           127,987
Black Hills                                       788            22,742
Cleco                                           1,337            27,716
Conectiv                                        2,637            65,081
DPL                                             3,761            87,481
DQE                                             1,661            32,124
Energy East                                     3,473            68,418
Great Plains Energy                             1,839            45,736
Hawaiian Electric Inds                          1,007            41,791
Idacorp                                         1,114            42,154
MDU Resources Group                             2,056            57,527
Montana Power                                   3,085(b)         16,505
Northeast Utilities                             4,166            75,446
NSTAR                                           1,577            69,151
OGE Energy                                      2,317            50,789

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares          Value(a)

Utilities -- electric (cont.)
PNM Resources                                   1,163           $31,413
Potomac Electric Power                          3,194            71,354
Puget Energy                                    2,578            53,468
SCANA                                           3,114            83,953
Sierra Pacific Resources                        3,035            48,530
UtiliCorp United                                4,172            96,831
Western Resources                               2,084            34,490
Wisconsin Energy                                3,463            78,264
Total                                                         1,472,503

Utilities -- gas (1.7%)
AGL Resources                                   1,629            34,665
Equitable Resources                             1,901            58,437
Natl Fuel Gas                                   2,358            53,998
Ocean Energy                                    5,108            86,631
ONEOK                                           1,775            30,619
Questar                                         2,421            57,983
Vectren                                         2,012            47,986
Western Gas Resources                             971            29,713
WGL Holdings                                    1,443            37,908
Total                                                           437,940

Utilities -- telephone (0.8%)
BroadWing                                       6,502(b)         51,951
Telephone & Data Systems                        1,741           150,596
Total                                                           202,547

Total common stocks
(Cost: $25,320,929)                                         $25,957,715

Total investments in securities
(Cost: $25,320,929)(d)                                      $25,957,715

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 0.4% of net assets.

(d) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $25,417,830 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $ 3,563,444
     Unrealized depreciation                                 (3,023,559)
                                                             ----------
     Net unrealized appreciation                            $   539,885
                                                            -----------
--------------------------------------------------------------------------------
62   AXP INDEX FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Total Stock Market Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (100%)
Issuer                                          Shares          Value(a)

Aerospace & defense (1.5%)
Aeroflex                                          156(b)         $2,680
Alliant Techsystems                                72(b)          6,408
Boeing                                          2,108            86,322
General Dynamics                                  508            45,496
General Motors Cl H                             2,208(b)         34,666
Goodrich                                          171             4,757
Honeywell Intl                                  1,979            66,514
L-3 Communications Holdings                        83(b)          8,509
Lockheed Martin                                 1,087            57,578
Newport News Shipbuilding                         122             8,235
Northrop Grumman                                  269            30,023
Precision Castparts                               132             3,704
Raytheon                                          929            35,553
Rockwell Collins                                  390             8,717
Rockwell Intl                                     390             7,508
Titan                                             432(b)          9,651
United Technologies                             1,137            78,146
Total                                                           494,467

Airlines (0.3%)
Alaska Air Group                                  256(b)          7,849
America West Holdings Cl B                        110(b)            436
AMR                                               327(b)          8,155
Atlantic Coast Airlines Holdings                  134(b)          3,665
Continental Airlines Cl B                         113(b)          3,293
Delta Air Lines                                   218             6,891
Northwest Airlines Cl A                           690(b)         10,612
Skywest                                           186             5,096
Southwest Airlines                              1,766            33,449
UAL                                               250             3,675
US Airways Group                                  386(b)          1,999
Total                                                            85,120

Automotive & related (1.1%)
American Axle & Mfg Holdings                      356(b)          9,612
Bandag                                             70             2,366
BorgWarner                                        130             7,202
Central Parking                                    73             1,447
Cooper Tire & Rubber                              151             2,330
CSK Auto                                          102(b)            948
Cummins                                            95             3,581
Dana                                              778            11,367
Delphi Automotive Systems                       1,411            20,162
Dollar Thrifty Automotive Group                   100(b)          1,507
Eaton                                             155            11,405
Federal-Mogul                                     230(b)            237
Ford Motor                                      4,562            69,798
GenCorp                                           667             7,590
General Motors                                  1,370            70,061
Gentex                                            183(b)          5,446
Genuine Parts                                     391            13,888
Goodyear Tire & Rubber                            359             8,573
Hayes Lemmerz Intl                                 86(b)             22
Johnson Controls                                  186            15,635
Lear                                              205(b)          8,233
Navistar Intl                                     179             6,983
O'Reilly Automotive                               235(b)          7,776
PACCAR                                            178            11,793
Smith (AO)                                         70             1,734
Snap-On                                           196             6,388
SPX                                                97(b)         11,074
Superior Inds Intl                                162             6,282
Tower Automotive                                  114(b)          1,060
TRW                                               272            11,525
United Rentals                                    224(b)          4,760
Visteon                                           357             4,748
Total                                                           345,533

Banks and savings & loans (7.1%)
Allied Capital                                    404            11,009
AMCORE Financial                                   92             2,025
AmSouth Bancorporation                            815            16,993
Anchor BanCorp Wisconsin                          122             2,196
Area Bancshares                                   114             2,192
Associated Banc-Corp                              221             7,655
Astoria Financial                                 228             6,614
BancorpSouth                                      605            11,047
Bank of America                                 3,963           249,787
Bank of New York                                1,777            72,821
Bank One                                        2,937           110,138
Banknorth Group                                   359             8,494
BB&T                                            1,118            39,398
Capitol Federal Financial                         305             6,786
Charter One Financial                             476            14,175
Chittenden                                        321             8,828
Citizens Banking                                  147             4,691
City Natl                                         131             6,461

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Banks and savings & loans (cont.)
Colonial BancGroup                                727           $10,258
Comerica                                          433            24,374
Commerce Bancorp                                  148             6,031
Commerce Bancshares                               106             4,186
Commercial Federal                                403             9,910
Community First Bankshares                        352             8,744
Compass Bancshares                                297             8,592
CompuCredit                                       107(b)            584
Corus Bankshares                                   74             3,313
Cullen/Frost Bankers                              200             6,290
CVB Financial                                     137             2,650
Downey Financial                                   94             4,324
E-Loan                                            102(b)            201
F.N.B.                                             85             2,355
Fifth Third Bancorp                             1,425            90,131
First BanCorp                                     308             8,932
First Citizens BancShares Cl A                     93             9,374
First Commonwealth Financial                      146             1,781
First Financial Bancorp                           470             7,896
First Midwest Bancorp                             361            10,350
First Source                                       75             1,575
First Tennessee Natl                              291             9,929
First Virginia Banks                               78             3,923
FirstMerit                                        211             5,684
FleetBoston Financial                           2,567            86,303
Frontier Financial                                 85             2,275
Fulton Financial                                  265             6,069
Golden State Bancorp                              309             8,788
Golden West Financial                             389            24,764
Greater Bay Bancorp                               172             4,775
GreenPoint Financial                              252            10,811
Hancock Holding                                    51             2,375
Hibernia Cl A                                     386             6,925
Hudson City Bancorp                               243             7,412
Hudson United Bancorp                             369            11,085
Huntington Bancshares                             582            10,191
Independence Community Bank                       169             4,399
Integra Bank                                       78             1,587
Intl Bancshares                                   210             9,240
Investors Financial Services                      104             7,238
Irwin Financial                                   103             1,648
J.P. Morgan Chase                               4,970           169,229
KeyCorp                                         1,045            25,717
M&T Bank                                          238            17,850
MAF Bancorp                                        95             2,902
Marshall & Ilsley                                 226            13,361
Mellon Financial                                1,103            42,355
Mercantile Bankshares                             108             4,712
Natl City                                       1,527            42,939
Natl Commerce Financial                           476            12,071
Natl Penn Bancshares                               86             1,961
Net.B@nk                                           94(b)          1,260
New York Community Bancorp                        330             9,088
NextCard                                          222(b)             53
North Fork Bancorporation                         320            10,656
Northern Trust                                    519            30,304
Old Natl Bancorp                                  260             6,230
Pacific Capital Bancorp                            60             1,778
Pacific Century Financial                         201             4,939
Park Natl                                          57             5,344
People's Bank                                     393             8,622
PNC Financial Services Group                      716            41,349
Popular                                           312(c)          8,795
Provident Bankshares                              105             2,570
Provident Financial Group                         167             3,916
Regions Financial                                 595            18,606
Republic Bancorp                                  215             2,698
Riggs Natl                                        126             1,774
Roslyn Bancorp                                    358             7,128
S&T Bancorp                                        87             2,077
Santander BanCorp                                 129(c)          2,499
Sky Financial Group                               394             8,128
South Financial Group                              97             1,862
SouthTrust                                        845            20,821
Southwest Bancorp of Texas                        122(b)          3,517
Sovereign Bancorp                                 833            10,679
Staten Island Bancorp                             210             4,074
SunTrust Banks                                    677            41,703
Susquehanna Bancshares                            402             9,025
Synovus Financial                                 734            20,288
TCF Financial                                     142             6,996
Trust Company of New Jersey                        90             2,022
TrustCo Bank NY                                   650             8,392
Trustmark                                         368             8,961
U.S. Bancorp                                    4,813           100,207
UMB Financial                                     192             7,657
Union Planters                                    305            13,652
UnionBanCal                                       354            12,638
United Bankshares                                 297             8,595
United Community Financial                        134               997
USA Education                                     373            33,570
Valley Natl Bancorp                               322            10,996
W Holding                                         142(c)          2,198
Wachovia                                        3,428           113,981
Walter Inds                                       153             1,629
Washington Federal                                364            10,210

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Banks and savings & loans (cont.)
Washington Mutual                               2,382           $81,755
Webster Financial                                 187             6,218
Wells Fargo                                     4,270           198,085
Westamerica Bancorporation                        234             9,302
Westcorp                                          128             2,176
WFS Financial                                      98(b)          1,999
Whitney Holding                                   185             8,345
Zions Bancorp                                     183             9,212
Total                                                         2,311,255

Beverages & tobacco (3.0%)
Anheuser-Busch                                  2,227           105,270
Brown-Forman Cl B                                 155            10,153
Coca-Cola                                       6,264           274,050
Coca-Cola Bottling                                 37             1,554
Coca-Cola Enterprises                           1,076            17,485
Constellation Brands Cl A                         180(b)          8,617
Coors (Adolph) Cl B                               106             5,583
Fortune Brands                                    339            13,807
Pepsi Bottling Group                              642            14,798
PepsiAmericas                                     336             4,049
PepsiCo                                         4,407           220,747
Philip Morris                                   5,458           273,500
RJ Reynolds Tobacco Holdings                      224            13,384
Universal                                         142             5,194
UST                                               379            13,246
Vector Group                                      136             3,808
Total                                                           985,245

Building materials & construction (0.8%)
American Financial Group                          300             7,077
American Standard                                 164(b)         10,611
Armstrong Holdings                                 88(b)            316
Carlisle Companies                                142             5,078
Centex                                            115             6,840
Centex Construction Products                       53             1,823
CIRCOR Intl                                        50               893
Clayton Homes                                     435             7,308
Dal-Tile Intl                                     155(b)          3,576
D.R. Horton                                       218             8,162
Dycom Inds                                         84(b)          1,354
Elcor                                              84             1,898
Fleetwood Enterprises                             107             1,177
Florida Rock Inds                                  90             3,300
Foster Wheeler                                    172               435
Georgia-Pacific Group                             473            11,825
Granite Construction                              130             2,916
Hughes Supply                                      91             2,770
Huttig Building Products                           23(b)            138
Insituform Technologies Cl A                       89(b)          2,141
KB HOME                                           277            11,929
Lafarge North America                             198             8,023
Lennar                                            138             7,652
Lennox Intl                                       140             1,428
Louisiana-Pacific                                 315             2,722
Martin Marietta Materials                         220             8,969
Masco                                           1,111            29,731
Massey Energy                                     376             5,576
NVR                                                40(b)          9,599
Owens-Corning                                     102(b)            254
Potlatch                                          247             7,170
Pulte Homes                                        99             4,668
Quanta Services                                   396(b)          5,247
Ryland Group                                       79             6,186
Sherwin-Williams                                  383            10,617
Simpson Mfg                                        43(b)          2,265
Temple-Inland                                      87             4,816
Texas Inds                                         54             2,003
Toll Brothers                                     113(b)          5,153
Tredegar                                           92             1,637
USG                                               104               780
Valspar                                           139             5,825
Vulcan Materials                                  221            10,254
Watts Inds Cl A                                   100             1,465
Weyerhaeuser                                      520            30,327
Total                                                           263,934

Chemicals (1.4%)
Air Products & Chemicals                          557            25,761
Airgas                                            184(b)          3,202
Albemarle                                         380             8,911
Allied Waste Inds                                 399(b)          4,381
Cabot                                             207             6,949
Cabot Microelectronics                             58(b)          3,844
Cambrex                                            80             3,516
Crompton                                          368             3,330
Cytec Inds                                        118(b)          2,807
Dow Chemical                                    2,194            64,811
du Pont (EI) de Nemours                         2,520           111,307
Eastman Chemical                                  122             4,900
Ecolab                                            277            11,853
Eden Bioscience                                   155(b)            426
Engelhard                                         316             8,804
Ferro                                             100             2,550
FMC                                                74(b)          2,664
Fuller (HB)                                        68             1,841
Georgia Gulf                                      112             2,229

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Chemicals (cont.)
Grace (WR)                                        124(b)           $274
Great Lakes Chemical                              282             6,503
Hercules                                          686(b)          6,448
IMC Global                                        314             4,255
Intl Specialty Products                           224(b)          1,949
Ionics                                             63(b)          2,123
Lubrizol                                          137             4,569
Lyondell Chemical                                 279             3,758
Millennium Chemicals                              208             2,536
Millipore                                          70             3,759
NL Inds                                           200             2,832
Olin                                              157             2,259
OM Group                                          138             9,232
Pall                                              193             4,451
Polymer Group                                     116                34
PPG Inds                                          366            17,784
Praxair                                           393            22,814
Republic Services                                 273(b)          4,750
Rohm & Haas                                       555            20,413
RPM/Ohio                                          627             9,255
Sigma-Aldrich                                     157             6,566
Solutia                                           443             3,938
Spartech                                           71             1,519
Tetra Tech                                        166(b)          2,837
Valhi                                             311             4,118
Waste Management                                1,549            44,642
Total                                                           467,704

Commercial finance (--%)
FINOVA Group                                      293(b)            129

Communications equipment & services (2.7%)
Accelerated Networks                              243(b)            104
ADC Telecommunications                          1,626(b)          7,935
ADTRAN                                            310(b)          8,333
Advanced Fibre Communications                     375(b)          6,506
Aether Systems                                     61(b)            433
Airnet Communications                              49(b)             25
Allied Riser Communications                       114(b)             21
American Tower Cl A                               355(b)          1,832
Andrew Corp                                       476(b)          8,563
Arris Group                                       199(b)          1,831
Aspect Communications                             107(b)            439
AT&T Wireless Services                          6,242(b)         71,782
Avaya                                             474(b)          4,076
Brocade Communications Systems                    565(b)         20,566
C-COR.net                                         122(b)          2,186
Carrier Access                                     95(b)            456
Centennial Communications                         447(b)          3,576
CIENA                                             666(b)          8,458
Com21                                              67(b)             77
Commonwealth Telephone Enterprises                131(b)          5,226
CommScope                                         243(b)          5,006
Copper Mountain Networks                           72(b)             96
Corning                                         1,996            15,908
Corvis                                          1,323(b)          2,659
Covad Communications Group                        226(b)            509
Digitas                                           110(b)            496
Ditech Communications                             157(b)            934
DMC Stratex Networks                              438(b)          3,294
EchoStar Communications Cl A                      510(b)         13,923
Fairchild Semiconductor Intl Cl A                 419(b)         11,057
Finisar                                           572(b)          6,732
Focal Communications                              121(b)             50
Glenayre Technologies                             212(b)            377
GoAmerica                                         371(b)            668
Harmonic                                          217(b)          2,897
iBasis                                             68(b)             89
IDT                                                88(b)          1,621
InterVoice-Brite                                  131(b)          1,255
JDS Uniphase                                    3,180(b)         22,260
Leap Wireless Intl                                 96(b)          1,122
Loral Space & Communications                    1,217(b)          2,848
Lucent Technologies                             8,600            56,244
MasTec                                            277(b)          1,892
Metricom                                           70(b)              5
Motient                                           170(b)             23
Motorola                                        5,491            73,084
NEON Communications                                61(b)             24
Net2Phone                                          37(b)            192
Netro                                             102(b)            322
New Focus                                         561(b)          1,935
Next Level Communications                         121(b)            264
NMS Communications                                 88(b)            556
NTL                                               570(b)            222
Nucentrix Broadband Networks                      119(b)          1,340
ONI Systems                                     1,071(b)          6,073
P-COM                                             209(b)             63
Pac-West Telecomm                                 132(b)             73
Plantronics                                       407(b)          9,255
Polycom                                           316(b)         11,054
Powerwave Technologies                            443(b)          8,169
Proxim                                             90(b)            500
QUALCOMM                                        1,926(b)         84,993
REMEC                                             195(b)          1,960
RF Micro Devices                                  363(b)          6,647

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Communications equipment & services (cont.)
SBA Communications                                 73(b)           $507
Scientific-Atlanta                                335             8,871
Sirenza Microdevices                              101(b)            670
Sonus Networks                                  1,219(b)          4,961
Sorrento Networks                                  32(b)            115
Sunrise Telecom                                   137(b)            541
Sycamore Networks                               1,881(b)          8,860
Tekelec                                           442(b)          6,268
Telaxis Communications                             52(b)             65
Tellabs                                           864(b)         13,357
Tellium                                           351(b)          1,902
Time Warner Telecom Cl A                           87(b)          1,141
Tollgrade Communications                           45(b)          1,115
Turnstone Systems                                  10(b)             51
Tut Systems                                        65(b)             94
UTStarcom                                          30(b)            778
Verizon Communications                          6,838           316,940
WebMD                                             899(b)          7,102
Williams Communications Group                   2,599(b)          3,301
WJ Communications                                 202(b)            748
Total                                                           888,503

Computer software & services (1.2%)
Adobe Systems                                     597            20,119
Agile Software                                    111(b)          1,619
Akamai Technologies                               180(b)            830
Ariba                                           1,620(b)          7,857
At Home Series A                                1,644(b)             20
BEA Systems                                       867(b)         15,719
BMC Software                                      533(b)          9,418
BroadVision                                       563(b)          1,278
Citrix Systems                                    391(b)          6,745
Computer Associates Intl                        1,451            50,000
Compuware                                         843(b)         11,465
Edwards (JD) & Co                                 239(b)          3,714
Electronic Arts                                   345(b)         18,309
i2 Technologies                                 1,014(b)          7,534
Internet Capital Group                             46(b)             48
Intuit                                            504(b)         19,782
Legato Systems                                    400(b)          5,600
Manugistics Group                                 319(b)          5,567
Micromuse                                         501(b)          5,456
MicroStrategy                                      52(b)            213
Network Associates                                364(b)         10,916
Novell                                          1,965(b)         10,277
ONYX Software                                      56(b)            235
Parametric Technology                           1,266(b)          8,710
PeopleSoft                                        673(b)         21,866
Peregrine Systems                                 422(b)          3,372
Portal Software                                   913(b)          2,009
RealNetworks                                      702(b)          4,570
S1                                                 76(b)          1,202
Siebel Systems                                  1,165(b)         41,229
Sungard Data Systems                              689(b)         20,663
VeriSign                                          691(b)         21,324
VERITAS Software                                1,010(b)         42,976
Vignette                                        1,142(b)          4,248
WebMethods                                        311(b)          7,340
Total                                                           392,230

Computers & office equipment (11.5%)
3Com                                            1,276(b)          7,630
Accrue Software                                    64(b)             38
Actuate                                           236(b)          1,558
Acxiom                                            397(b)          5,574
Adaptec                                           658(b)         11,680
Advanced Digital Information                      139(b)          2,328
Advent Software                                    74(b)          3,992
Affiliated Computer Services Cl A                 149(b)         14,252
American Management Systems                        91(b)          1,805
Answerthink                                       200(b)          1,446
Apple Computer                                    865(b)         21,383
Art Technology Group                              318(b)          1,196
Artesyn Technologies                              211(b)          2,203
Ascential Software                                861(b)          3,900
ASK Jeeves                                        128(b)            407
Aspen Technology                                  142(b)          2,826
Autodesk                                          200             8,200
Automatic Data Processing                       1,508            81,432
Avant!                                            143(b)          2,726
Avici Systems                                     270(b)            602
Avocent                                           132(b)          3,301
Aware                                              83(b)            608
Be Free                                           110(b)            270
BindView Development                              150(b)            420
BISYS Group                                       145(b)          8,928
Black Box                                          72(b)          3,795
Brio Software                                      49(b)            156
BSQUARE                                           100(b)            305
Cadence Design Systems                            519(b)         12,300
Caldera Intl                                      120(b)            103
Calico Commerce                                   100(b)             26
Centillium Communications                          49(b)            564
Ceridian                                          225(b)          4,043
Certegy                                           160(b)          5,550
CheckFree                                         488(b)          7,071

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Computers & office equipment (cont.)
Ciber                                             138(b)         $1,594
Cisco Systems                                  18,477(b)        365,474
Clarent                                           194(b)            116
Clarus                                             37(b)            186
CMGI                                            1,954(b)          3,244
CNET Networks                                     531(b)          3,213
Cognex                                            131(b)          3,157
Comdisco                                          743               334
Commerce One                                    1,387(b)          3,135
Compaq Computer                                 4,081            50,400
Computer Sciences                                 420(b)         18,690
Comverse Technology                               357(b)          7,629
Concord Communications                             50(b)          1,145
Concord EFS                                     1,243(b)         36,233
Concurrent Computer                               147(b)          2,082
Covansys                                          139(b)          1,118
CSG Systems Intl                                  109(b)          4,045
Cyber-Care                                        133(b)             65
CyberSource                                        38(b)             82
Cysive                                             76(b)            277
Dell Computer                                   6,575(b)        180,484
Dendrite Intl                                     212(b)          2,529
DiamondCluster Intl Cl A                           63(b)            732
Digital Insight                                    72(b)          1,688
Digital Lightwave                                  80(b)            516
Digital River                                      88(b)          1,660
divine Cl A                                       321(b)            234
Documentum                                        134(b)          2,711
drkoop.com                                        140(b,d)           --
DST Systems                                       264(b)         11,532
E.piphany                                         462(b)          4,043
EarthLink                                         359(b)          3,421
Echelon                                            53(b)          1,078
eFunds                                            201(b)          3,507
eGain Communications                               92(b)            139
Electronic Data Systems                         1,144            71,626
Eloyalty                                           12(b)             67
EMC                                             5,581(b)         91,528
Emulex                                            164(b)          7,546
Engage                                            641(b)            250
Enterasys Networks                                433(b)          4,772
Entrada Networks                                    8(b)              1
Entrust                                           169(b)          1,141
Equifax                                           320             8,058
Exchange Applications                              90(b)             30
Exodus Communications                           1,207(b)             47
Extended Systems                                   34(b)            243
Extreme Networks                                  724(b)         10,093
F5 Networks                                        88(b)          2,057
FactSet Research Systems                          247             9,559
Fair, Isaac & Co                                   96             5,483
FileNet                                           117(b)          2,679
First Data                                        958            79,255
Fiserv                                            471(b)         19,989
Gadzoox Networks                                  138(b)             94
Gateway                                           719(b)          3,746
Gemstar-TV Guide Intl                             942(b)         17,144
Globix                                            104(b)              6
Handspring                                        962(b)          5,455
Henry (Jack) & Associates                         204             4,443
Hewlett-Packard                                 4,887           108,052
High Speed Access                                  86(b)             55
HNC Software                                      156(b)          2,551
homestore.com                                   1,054(b)          1,560
Hutchinson Technology                              80(b)          1,772
Hyperion Solutions                                 87(b)          2,014
iBEAM Broadcasting                                 31(b,d)           --
IDX Systems                                       120(b)          1,434
iGate Capital                                     162(b)            653
IKON Office Solutions                             579             8,031
Immersion                                          85(b)            395
InFocus                                           251(b)          4,533
Informatica                                       218(b)          2,758
InfoSpace                                       2,164(b)          4,479
Ingram Micro Cl A                                 266(b)          4,788
Inktomi                                           538(b)          3,212
Insight Enterprises                                94(b)          2,302
Insweb                                             17(b)             94
INT Media Group                                    79(b)            237
Interland                                         505(b)          1,025
Interliant                                        133(b)             45
Internet Security Systems                         196(b)          8,020
Interwoven                                        665(b)          4,761
Intl Business Machines                          4,339           468,134
Iomega                                            203(b)          1,894
Iron Mountain                                     337(b)         10,801
ITXC                                              100(b)            631
Ixia                                              195(b)          2,243
Juniper Networks                                  664(b)         10,172
Jupiter Media Metrix                               40(b)             52
Kana Software                                      60(b)          1,095
Keane                                             439(b)          8,034
Keynote Systems                                    55(b)            555
KPMG Consulting                                   335(b)          5,561
Kronos                                             70(b)          3,780
Lexar Media                                       467(b)          1,326

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Computers & office equipment (cont.)
Lexmark Intl Cl A                                 276(b)        $15,332
Liberate Technologies                             560(b)          4,659
Liquid Audio                                       62(b)            151
LookSmart                                         427(b)          1,196
Loudeye Technologies                               80(b)             74
Macromedia                                        278(b)          4,951
Manhattan Associates                               94(b)          2,506
MatrixOne                                         116(b)          1,709
MAXIMUS                                            76(b)          2,687
Maxtor                                            860(b)          5,676
MedQuist                                          216(b)          6,145
Mentor Graphics                                   226(b)          5,562
Mercator Software                                  74(b)            439
Mercury Interactive                               168(b)          6,404
MetaSolv                                           69(b)            457
MICROS Systems                                     97(b)          2,986
Microsoft                                      13,567(b)        864,353
Midway Games                                      120(b)          1,508
MRO Software                                       68(b)          1,782
MTI Technology                                    136(b)            246
Natl Information Consortium                       153(b)            627
Natl Instruments                                  118(b)          4,560
Natl Processing                                   262(b)          6,838
Navigant Consulting                                66(b)            363
NCR                                               221(b)          9,401
NDCHealth                                         253             8,028
Netcentives                                        83(b,d)           --
Netegrity                                          99(b)          1,549
NetIQ                                             321(b)          9,630
Netopia                                            48(b)            204
NetRatings                                        157(b)          2,364
NetScout Systems                                   88(b)            808
Network Access Solutions                          154(b)             32
Network Appliance                                 817(b)         14,665
NexPrise                                           54(b)             16
Nuace Communications                               82(b)            647
NVIDIA                                            357(b)         23,469
Openwave Systems                                1,285(b)          8,314
Oracle                                         14,010(b)        241,812
OTG Software                                       70(b)            805
Palm                                            1,688(b)          6,313
Paradyne Networks                                  69(b)            407
Pegasus Solutions                                  75(b)          1,284
Perot Systems Cl A                                413(b)          7,228
Pervasive Software                                 55(b)            272
Pinnacle Systems                                  112(b)          1,053
Pitney Bowes                                      538            22,499
PracticeWorks                                      25(b)            249
Predictive Systems                                 76(b)            169
PRG-Schultz Intl                                  226(b)          2,233
Primus Knowledge Solutions                         44(b)             62
Progress Software                                 122(b)          2,080
Pumatech                                           92(b)            202
QRS                                                31(b)            418
Quantum-DLT & Storage Systems                     421(b)          4,004
Quest Software                                    266(b)          6,339
Quovadx                                           458(b)          3,664
Rare Medium Group                                  77(b)             32
Rational Software                                 410(b)          9,627
Razorfish Cl A                                    421(b)             72
Red Hat                                           958(b)          7,779
Redback Networks                                  308(b)          1,485
Renaissance Learning                              121(b)          4,314
Reynolds & Reynolds Cl A                          437            11,668
Riverstone Networks                               553(b)          9,440
Roxio                                             108(b)          1,740
RSA Security                                      305(b)          3,419
SABRE Holdings Cl A                               289(b)         12,913
Safeguard Scientifics                             555(b)          1,998
Sanchez Computer Associates                        70(b)            539
SanDisk                                           363(b)          5,594
Sanmina-SCI                                     1,285(b)         18,864
Sapient                                           588(b)          3,234
SAVVIS Communications                             229(b)            158
Scient                                            440(b)            132
SCM Microsystems                                   47(b)            686
SeaChange Intl                                     78(b)          2,219
SeeBeyond Technology                              172(b)          1,901
SERENA Software                                   128(b)          3,233
Silicon Graphics                                1,043(b)          3,025
Silicon Storage Technology                        303(b)          2,509
SilverStream Software                              62(b)            322
Solectron                                       2,024(b)         23,721
SonicWALL                                         473(b)          9,233
SpeechWorks Intl                                  311(b)          3,825
State Street                                      820            44,100
Storage Technology                                356(b)          8,711
StorageNetworks                                    55(b)            283
Sun Microsystems                                8,166(b)         87,866
Support.com                                       176(b)          1,197
Switchboard                                        90(b)            432
Sybase                                            423(b)          7,661
Sykes Enterprises                                 246(b)          2,034
Symantec                                          164(b)         12,784
Synopsys                                          110(b)          5,707
Tanning Technology                                 63(b)            148

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Computers & office equipment (cont.)
Tech Data                                         182(b)         $9,195
Technology Solutions                              121(b)            241
TeleTech Holdings                                 561(b)          8,701
TenFold                                            82(b)             43
TheStreet.com                                     100(b)            186
THQ                                               150(b)          6,756
TIBCO Software                                    410(b)          6,564
TippingPoint Technologies                          14(b)             96
Total System Services                             427            10,675
Transaction Systems Architects Cl A                77(b)            827
Tumbleweed Communications                          63(b)            309
Ulticom                                           135(b)          1,170
Unisys                                            679(b)          8,488
United Online                                      78(b)            371
USinternetworking                                 420(b)             13
VA Software                                       179(b)            433
Varian                                            115(b)          4,048
Verity                                            191(b)          3,577
VerticalNet                                       106(b)            138
VIA NET.WORKS                                     119(b)            120
Viant                                             217(b)            332
Visual Networks                                    76(b)            310
VitalWorks                                        101(b)            543
Vitria Technology                                 701(b)          4,578
WatchGuard Technologies                            53(b)            326
Wave Systems Cl A                                 127(b)            302
WebEx Communications                              283(b)          7,072
Western Digital                                 1,012(b)          6,325
Wind River Systems                                344(b)          6,199
Wireless Facilities                                89(b)            526
Yahoo!                                          1,386(b)         23,895
ZixIt                                              61(b)            305
Total                                                         3,710,172

Electronics (5.0%)
Active Power                                       60(b)            275
Advanced Energy Inds                               54(b)          1,388
Advanced Micro Devices                            680(b)         10,914
Agilent Technologies                            1,059(b)         32,141
Alpha Inds                                        293(b)          6,171
Altera                                            970(b)         24,366
American Power Conversion                         299(b)          4,542
Amkor Technology                                  578(b)         10,421
Amphenol Cl A                                     127(b)          5,842
Anadigics                                         183(b)          2,489
Analog Devices                                    911(b)         39,902
Anaren Microwave                                   78(b)          1,248
Anixter Intl                                      297(b)          8,524
Applied Materials                               2,056(b)         89,744
Applied Micro Circuits                            617(b)          6,275
APW                                               173(b)             64
Arrow Electronics                                 149(b)          4,583
Atmel                                           1,012(b)          7,792
ATMI                                              110(b)          3,248
Audiovox Cl A                                      81(b)            571
Avanex                                            111(b)            516
Avnet                                             243             6,476
AVX                                               404             8,023
Axcelis Technologies                              444(b)          6,101
Belden                                             49             1,034
Broadcom Cl A                                     596(b)         25,312
Brooks Automation                                  49(b)          2,398
C&D Technologies                                  124             2,592
Cable Design Technologies                         130(b)          1,664
Cirrus Logic                                      205(b)          3,870
Conexant Systems                                  480(b)          6,259
Credence Systems                                  337(b)          5,328
Cree                                              188(b)          3,598
CTS                                                98             1,480
Cymer                                              88(b)          3,232
Cypress Semiconductor                             295(b)          6,419
DDi                                               124(b)          1,339
Dionex                                             44(b)          1,131
DSP Group                                          92(b)          2,075
DuPont Photomasks                                 122(b)          6,100
Electro Scientific Inds                            82(b)          2,564
EMCORE                                            224(b)          2,314
ESCO Technologies                                 197(b)          6,353
ESS Technology                                    157(b)          3,126
Exar                                              138(b)          3,243
Foundry Networks                                  600(b)          4,632
GlobespanVirata                                   429(b)          6,967
Harman Intl Inds                                  100             4,722
Harris                                            124             4,339
Helix Technology                                   55             1,134
Integrated Circuit Systems                        236(b)          5,699
Integrated Device Technology                      177(b)          5,407
Integrated Electrical Services                     41(b)            185
Intel                                          16,908           592,457
Intl Rectifier                                    115(b)          4,789
Jabil Circuit                                     413(b)          9,582
KEMET                                             485(b)          8,730
KLA-Tencor                                        467(b)         26,750
Kopin                                             493(b)          5,615
Kulicke & Soffa Inds                              158(b)          2,599
Lam Research                                      271(b)          6,303

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
70  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Electronics (cont.)
Lattice Semiconductor                             499(b)        $11,148
Linear Technology                                 728            30,117
LSI Logic                                         838(b)         13,894
LTX                                               129(b)          2,549
Maxim Integrated Products                         782(b)         43,393
MEMC Electronic Materials                         164(b)            607
Methode Electronics Cl A                          114             1,026
Micrel                                            390(b)          9,204
Microchip Technology                              286(b)         10,779
Micron Technology                               1,510(b)         50,963
Microtune                                         271(b)          5,845
MIPS Technologies Cl A                            173(b)          1,922
MKS Instruments                                   100(b)          2,403
Molecular Devices                                 114(b)          2,324
Molex                                             413            12,617
Monolithic System Technology                      309(b)          4,218
MRV Communications                                424(b)          1,518
Mykrolis                                           92(b)          1,203
Natl Semiconductor                                402(b)         11,340
Newport                                           260             6,152
Novellus Systems                                  293(b)         12,514
Oak Technology                                    216(b)          3,510
ON Semiconductor                                  233(b)            722
PerkinElmer                                       299             8,821
Photronics                                        151(b)          5,253
Pixelworks                                         79(b)          1,114
Plexus                                            136(b)          3,312
Power Integrations                                 80(b)          1,448
Power-One                                         424(b)          4,210
PRI Automation                                     56(b)          1,414
QLogic                                            189(b)          9,248
Rambus                                            504(b)          3,619
Rudolph Technologies                              123(b)          4,438
Semtech                                           184(b)          6,368
Silicon Image                                     122(b)            887
Silicon Laboratories                              246(b)          7,577
Siliconix                                         173(b)          4,732
SLI                                               155               384
SONICblue                                         185(b)            870
Spectra-Physics                                    56(b)            980
Symbol Technologies                               462             7,161
Technitrol                                        118             2,938
Tektronix                                         445(b)         10,894
Teradyne                                          385(b)         11,496
Texas Instruments                               4,363           136,170
Thomas & Betts                                    178             3,471
Three-Five Systems                                 73(b)          1,022
Transmeta                                         726(b)          2,280
TranSwitch                                        410(b)          1,603
Trimble Navigation                                351(b)          5,272
TriQuint Semiconductor                            299(b)          3,292
Varian Medical Systems                            188(b)          7,407
Varian Semiconductor Equipment Associates          92(b)          3,583
Veeco Instruments                                 121(b)          4,204
Viasystems Group                                  377(b)            143
Vicor                                             238(b)          3,749
Vishay Intertechnology                            389(b)          7,239
Vitesse Semiconductor                             378(b)          4,751
Waters                                            269(b)          9,307
Xilinx                                            771(b)         33,423
Total                                                         1,627,005

Energy (4.1%)
Amerada Hess                                      192            11,781
Anadarko Petroleum                                562            27,611
Apache                                            282            13,674
Arch Coal                                         201             4,000
Ashland                                           112             5,237
Atmos Energy                                      383             8,081
Brown (Tom)                                       241(b)          5,941
Buckeye Partners LP                               204             7,760
Burlington Resources                              454            15,545
Cabot Oil & Gas Cl A                              119             2,386
Chesapeake Energy                                 547(b)          3,222
ChevronTexaco                                   2,687           225,171
Conoco                                          1,576            44,380
CONSOL Energy                                     247             5,644
Devon Energy                                      387            14,404
EOG Resources                                     239             8,124
Exxon Mobil                                    17,232           672,909
FirstEnergy                                       728            27,082
Forest Oil                                        190(b)          4,684
FuelCell Energy                                   118(b)          1,880
Grant Prideco                                     289(b)          2,731
Houston Exploration                                98(b)          2,855
Kerr-McGee                                        225            11,914
Marathon Oil                                      763            21,402
Mirant                                            988(b)          9,890
Murphy Oil                                        109             8,611
Newfield Exploration                              113(b)          3,626
Noble Affiliates                                  204             6,630
Occidental Petroleum                              895            23,225
Pennzoil-Quaker State                             595             8,235
Phillips Petroleum                                960            56,131
Pogo Producing                                    296             7,536

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Energy (cont.)
Rayovac                                            90(b)         $1,395
Stone Energy                                      253(b)          8,718
Sunoco                                            141             5,437
Swift Energy                                       90(b)          1,598
Unocal                                            602            21,040
USEC                                              212             1,416
Valero Energy                                     268            12,312
Vintage Petroleum                                  12               140
XTO Energy                                        396             6,411
Total                                                         1,330,769

Energy equipment & services (1.1%)
Baker Hughes                                      811            28,547
BJ Services                                       350(b)         10,850
Cooper Cameron                                    252(b)         10,718
Diamond Offshore Drilling                         293             8,433
Dril-Quip                                          75(b)          1,646
Ensco Intl                                        303             7,211
Enterprise Products Partners LP                   167             8,432
FMC Technologies                                  530(b)          8,401
Global Inds                                       443(b)          3,730
GlobalSantaFe                                     604            17,154
Grey Wolf                                         901(b)          2,919
Halliburton                                       939            12,911
Hanover Compressor                                234(b)          3,650
Helmerich & Payne                                 191             5,806
Jacobs Engineering Group                          149(b)          9,536
Lone Star Technologies                             99(b)          1,490
McDermott Intl                                    110(b)          1,361
Nabors Inds                                       319(b)          9,988
Natl-Oilwell                                      525(b)         10,001
Newpark Resources                                 330(b)          2,313
Noble Drilling                                    291(b)          9,303
Patterson-UTI Energy                              381(b)          8,260
Pioneer Natural Resources                         332(b)          5,783
Pride Intl                                        551(b)          7,191
Rowan Companies                                   206(b)          3,714
Schlumberger                                    1,450            81,766
SEACOR SMIT                                        66(b)          2,838
Smith Intl                                        234(b)         12,882
Spinnaker Exploration                             130(b)          4,807
Tidewater                                         150             5,138
Transocean Sedco Forex                            768            23,532
Varco Intl                                        404(b)          5,858
Weatherford Intl                                  239(b)          9,199
Total                                                           345,368

Financial services (6.0%)
Advanta Cl A                                      114             1,031
Affiliated Managers Group                          82(b)          5,640
Alliance Capital Management Holding LP            167             7,081
Allmerica Financial                                84             3,538
American Express                                3,291           117,982
AmeriCredit                                       445(b)          9,924
AmeriTrade Holding Cl A                           931(b)          5,651
Archstone-Smith Trust                             333             8,285
Bear Stearns Companies                            244            14,189
BOK Financial                                     340            10,669
Capital One Financial                             477            23,931
Catellus Development                              268(b)          4,998
Chemical Financial                                 69             1,880
Citigroup                                      12,960           614,303
Corrections Corp of America                        33(b)            594
Countrywide Credit Inds                           248             9,858
Delphi Financial Group Cl A                        68             2,312
Doral Financial                                   154             5,452
E*TRADE Group                                     678(b)          6,082
Eaton Vance                                       130             5,109
Edwards (AG)                                      146             6,206
Fannie Mae                                      2,517           203,750
Federated Investors Cl B                          196             6,270
Forest City Enterprises Cl A                      133             5,291
Franklin Resources                                589            22,058
Freddie Mac                                     1,751           117,527
Goldman Sachs Group                               484            42,098
H&R Block                                         412            19,059
Household Intl                                  1,099            56,313
IndyMac Bancorp                                   143(b)          3,346
Investment Technology Group                       136(b)          5,957
Jefferies Group                                   101             4,293
Jones Lang LaSalle                                 46(b)            800
Kansas City Southern Inds                         566(b)          7,822
Knight Trading Group                              551(b)          5,571
LaBranche                                         211(b)          6,514
Legg Mason                                        158             8,273
Lehman Brothers Holdings                          557            36,077
LNR Property                                      108             3,632
MarketWatch.com                                    40(b)            160
MBNA                                            2,082            72,870
Merrill Lynch                                   2,132           108,689
Metris Companies                                  167             2,380
MGIC Investment                                   224            15,008

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
72  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Financial services (cont.)
Morgan Stanley, Dean Witter & Co                2,721          $149,655
Neuberger Berman                                  186             8,017
Paychex                                           866            31,782
Providian Financial                             2,194             8,447
Radian Group                                      234            10,507
Raymond James Financial                           115             3,855
Schwab (Charles)                                3,349            48,125
Security Capital Group Cl B                       437(b)         11,122
SEI Investments                                   245             9,893
Spectrasite Holdings                              646(b)          1,143
St. Joe                                           211             6,087
Stilwell Financial                                473            12,038
Student Loan                                       50             4,401
T. Rowe Price Group                               274            10,297
W.P. Carey LLC                                    118             2,755
Waddell & Reed Financial Cl A                     185             6,046
Wilmington Trust                                  107             6,921
Total                                                         1,949,564

Food (1.5%)
Archer-Daniels-Midland                          1,623            22,625
Bunge                                             297             5,747
Campbell Soup                                     987            28,080
ConAgra Foods                                   1,273            31,570
Corn Products Intl                                254             7,282
Dean Foods                                        186(b)         12,164
Del Monte Foods                                   139(b)          1,254
Delta & Pine Land                                  75             1,602
Dole Food                                         391            10,948
Dreyer's Grand Ice Cream                          114             4,400
Fleming Companies                                 223             4,576
Flowers Foods                                     115(b)          2,875
Fresh Del Monte Produce                           209(b)          3,409
General Mills                                     889            44,049
Hain Celestial Group                               50(b)          1,140
Heinz (HJ)                                        809            33,493
Hershey Foods                                     342            24,067
Hormel Foods                                      350             9,097
Interstate Bakeries                               211             5,085
Kellogg                                           947            29,224
Kraft Foods Cl A                                  641            23,755
McCormick                                         111             4,906
Newhall Land & Farming                             85             2,593
Performance Food Group                            191(b)          7,296
Ralcorp Holdings                                  110(b)          2,760
Sara Lee                                        1,832            38,747
Sensient Technologies                             384             7,473
Smithfield Foods                                  290(b)          6,438
Smucker (JM)                                      101             3,234
SUPERVALU                                         307             7,577
Sysco                                           1,679            49,731
Tootsie Roll Inds                                 231             8,857
Tyson Foods Cl A                                  848            10,702
Wrigley (Wm) Jr                                   535            29,232
Total                                                           485,988

Furniture & appliances (0.3%)
Black & Decker                                    135             5,557
Briggs & Stratton                                  36             1,535
Ethan Allen Interiors                             180             7,178
Furniture Brands Intl                             171(b)          6,288
HON Inds                                          358             9,960
Kimball Intl Cl B                                 125             1,900
La-Z-Boy                                          225             5,006
Leggett & Platt                                   450            10,904
Maytag                                            136             4,336
Miller (Herman)                                   150             3,726
Mohawk Inds                                       216(b)         11,871
Stanley Works                                     211             9,347
Whirlpool                                         165            11,995
Total                                                            89,603

Health care (11.8%)
Abbott Laboratories                             3,911           225,665
Aclara Biosciences                                 80(b)            300
Affymetrix                                        268(b)          7,544
Albany Molecular Research                         211(b)          5,353
Alexion Pharmaceuticals                            69(b)          1,539
Alkermes                                          188(b)          5,040
Allergan                                          318            21,227
Alpharma Cl A                                     344             8,858
American Home Products                          3,323           214,865
Amgen                                           2,634(b)        146,187
Andrx Group                                       145(b)          8,517
Apogent Technologies                              161(b)          4,038
Applera-Applied Biosystem Group                   523            11,679
Arrow Intl                                        230             9,287
ArthoCare                                          74(b)          1,033
Bard (CR)                                          80             3,924
Barr Laboratories                                 105(b)          7,665
Bausch & Lomb                                     267            10,079
Baxter Intl                                     1,431            79,893
Beckman Coulter                                   196             9,126
Becton, Dickinson & Co                            610            22,094
Bio-Technology General                            208(b)          1,726
Biogen                                            373(b)         20,224
Biomet                                            665            21,473

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
73  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Health care (cont.)
Boston Scientific                                 880(b)        $19,774
Bristol-Myers Squibb                            4,874           221,133
Bruker Daltonics                                  255(b)          3,626
Caliper Technologies                               61(b)            857
Celgene                                           189(b)          5,182
Cell Pathways                                     111(b)            554
Cell Therapeutics                                 296(b)          6,429
Cephalon                                          133(b)          8,722
Cerus                                              87(b)          4,358
Chiron                                            450(b)         19,067
CIMA Labs                                          81(b)          2,114
Coherent                                           63(b)          1,977
Conmed                                            117(b)          2,399
COR Therapeutics                                  416(b)          7,817
Corixa                                             78(b)            862
Cubist Pharmaceuticals                            270(b)          4,841
CV Therapeutics                                    88(b)          3,761
Cybear Group                                        3(b)              2
CYTOGEN                                           242(b)            629
Datascope                                          52             1,658
DENTSPLY Intl                                     143             7,071
Diagnostic Products                               162             6,355
Diversa                                            12(b)            144
Endo Pharmaceuticals Holdings                     589(b)          5,419
Enzo Biochem                                       88(b)          1,922
Enzon                                              70(b)          3,688
Forest Laboratories                               448(b)         37,139
Genentech                                         544(b)         26,901
Genzyme-General Division                          508(b)         23,170
Gilead Sciences                                   210(b)         13,736
Guidant                                           728(b)         34,980
Haemonetics                                       108(b)          3,101
Human Genome Sciences                             254(b)          7,145
ICN Pharmaceuticals                               165             5,283
ICOS                                               91(b)          3,895
IDEC Pharmaceuticals                              361(b)         21,465
IDEXX Laboratories                                136(b)          3,457
IGEN Intl                                          77(b)          2,903
ImClone Systems                                   172(b)          3,296
Immunex                                         1,291(b)         36,083
Immunomedics                                      166(b)          2,525
Incyte Genomics                                   333(b)          4,912
Inhale Therapeutic Systems                        459(b)          6,215
InterMune                                         133(b)          5,653
Invacare                                          139             4,705
Invitrogen                                        122(b)          6,571
Isis Pharmaceuticals                              266(b)          4,628
IVAX                                              417(b)          8,132
Johnson & Johnson                               7,727           444,379
King Pharmaceuticals                              542(b)         19,729
Laboratory Corp America Holdings                  160(b)         13,024
Lexicon Genetics                                  113(b)          1,294
Lilly (Eli)                                     2,832           212,683
Maxim Pharmaceuticals                             134(b)            828
Maxygen                                            69(b)            925
Medarex                                           418(b)          6,191
Medicis Pharmaceutical Cl A                        87(b)          5,043
MedImmune                                         703(b)         29,776
Medtronic                                       2,987           147,169
Mentor                                             84             2,750
Merck & Co                                      5,730           339,101
Millennium Pharmaceuticals                        532(b)         10,113
Mylan Laboratories                                291             9,804
Myriad Genetics                                    78(b)          3,307
Nanogen                                            75(b)            400
Neurocrine Biosciences                            178(b)          7,407
NPS Pharmaceuticals                               314(b)          9,420
Pfizer                                         15,836           659,885
Pharmaceutical Resources                          158(b)          4,963
Pharmacia                                       3,181           128,831
Pharmacopeia                                       63(b)            822
Pharmacyclics                                      57(b)            459
Priority Healthcare Cl B                          162(b)          4,761
Protein Design Labs                               196(b)          4,363
Quest Diagnostics                                 215(b)         14,897
Regeneron Pharmaceuticals                         210(b)          5,208
ResMed                                            146(b)          6,278
Respironics                                       181(b)          5,263
SangStat Medical                                   83(b)          1,483
Schering-Plough                                 3,688           119,417
Scios                                             259(b)          5,952
Sepracor                                          188(b)          9,280
Sequenom                                           61(b)            417
SICOR                                             444(b)          6,971
St. Jude Medical                                  186(b)         14,750
STERIS                                            233(b)          4,287
Stryker                                           474            27,843
SuperGen                                           82(b)            895
Tanox                                             122(b)          1,681
Techne                                            124(b)          3,808
Thoratec                                          299(b)          5,325
Transkaryotic Therapies                           189(b)          7,343
Triangle Pharmaceuticals                          121(b)            502
United Therapeutics                                36(b)            355
Vertex Pharmaceuticals                            177(b)          3,494
Viasys Healthcare                                  61(b)          1,388

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
74  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Health care (cont.)
VISX                                              248(b)         $3,606
Watson Pharmaceuticals                            223(b)          6,534
Zimmer Holdings                                   450(b)         14,639
Total                                                         3,792,635

Health care services (2.0%)
Abgenix                                           136(b)          3,241
Accredo Health                                    190(b)          9,116
AdvancePCS                                        330(b)         10,187
Aetna                                             297            10,211
Allscripts Healthcare Solutions                   105(b)            419
AmeriPath                                         197(b)          5,906
AmerisourceBergen                                 273            17,671
Anthem                                            251(b)         13,353
Apria Healthcare Group                            158(b)          3,871
Beverly Enterprises                               516(b)          3,622
BioMarin Pharmaceutical                           125(b)          1,523
Cardinal Health                                 1,136            74,873
Caremark Rx                                       598(b)          9,867
Celera Genomics Group-Applera                     259(b)          5,413
Cerner                                            119(b)          5,760
Charles River Laboratories Intl                   171(b)          5,224
Community Health Systems                          225(b)          5,285
Covance                                           206(b)          3,648
Coventry Health Care                              256(b)          5,747
Cytyc                                             396(b)          8,993
DaVita                                            359(b)          8,760
Eclipsys                                          132(b)          2,178
Exelixis                                          126(b)          1,544
Express Scripts Cl A                              179(b)          8,196
First Health Group                                262(b)          6,655
Five Star Quality Care                              9(b)             72
Gene Logic                                         68(b)          1,073
Genta                                             385(b)          5,159
Gentiva Health Services                            48(b)          1,154
HCA                                             1,247            52,998
Health Management
  Associates Cl A                                 561(b)         10,900
Health Net                                        376(b)          8,377
Healthsouth                                       844(b)          9,875
Hillenbrand Inds                                  103             5,901
Humana                                            420(b)          5,229
Hyseq                                              38(b)            269
IMS Health                                        626            12,489
Kindred Healthcare                                124(b)          4,922
LifePoint Hospitals                               142(b)          4,954
Lincare Holdings                                  288(b)          7,655
Manor Care                                        248(b)          4,935
McKesson HBOC                                     675            25,988
MedicaLogic/Medscape                              126(b)             34
Mid Atlantic Medical Services                     312(b)          7,816
Neoforma                                           10(b)            226
Omnicare                                          278             6,102
Orchid Biosciences                                133(b)            532
Orthodontic Centers of America                    196(b)          5,067
OSI Pharmaceuticals                                94(b)          3,768
Oxford Health Plans                               190(b)          7,026
PacifiCare Health Systems                         216(b)          4,061
Patterson Dental                                  167(b)          6,712
Pharmaceutical Product
  Development                                     294(b)          9,540
PRAECIS Pharmaceuticals                           135(b)            655
Province Healthcare                               172(b)          5,972
PSS World Medical                                 296(b)          2,978
Quintiles Transnational                           267(b)          4,277
Renal Care Group                                  168(b)          5,196
Schein (Henry)                                    204(b)          9,362
Service Corp Intl                               1,466(b)          7,477
Stewart Enterprises Cl A                          398(b)          2,404
Tenet Healthcare                                  803(b)         51,223
Therasense                                        275(b)          6,133
Triad Hospitals                                   169(b)          5,357
Trigon Healthcare                                 103(b)          7,574
United Surgical Partners Intl                     243(b)          4,228
UnitedHealth Group                                775            57,621
Universal Health Services Cl B                    164(b)          6,863
US Oncology                                       640(b)          5,472
Ventas                                            518             6,283
Wellpoint Health Networks                         161(b)         20,429
XOMA                                              364(b)          4,062
Total                                                           657,663

Household products (2.1%)
Alberto-Culver Cl B                               171             7,970
Avon Products                                     562            27,650
Boyds Collection                                  158(b)          1,067
Church & Dwight                                   241             7,093
Clorox                                            578            23,571
Colgate-Palmolive                               1,390            79,439
Dial                                              359             5,780
Direct Focus                                      176(b)          6,285
Energizer Holdings                                241(b)          4,941
Estee Lauder Cl A                                 271             8,753
Gillette                                        2,658            88,511
Intl Flavors/Fragrances                           165             4,965
Kimberly-Clark                                  1,301            78,450

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Household product (cont.)
Libbey                                             70            $2,419
Newell Rubbermaid                                 579            15,986
Nu Skin Enterprises Cl A                           37               276
Playtex Products                                  523(b)          5,256
Procter & Gamble                                3,264           266,603
Scotts Cl A                                       204(b)          9,708
ServiceMaster                                     741            10,537
Tupperware                                        387             7,353
Valence Technology                                164(b)            664
Viad                                              151             3,721
Water Pik Technologies                             14(b)            134
Yankee Candle                                     437(b)          8,980
Total                                                           676,112

Industrial equipment & services (1.0%)
AGCO                                              173             2,597
AMETEK                                            107             3,230
Astec Inds                                         78(b)            991
Asyst Technologies                                 64(b)          1,073
Blyth Inds                                        383             8,116
Caterpillar                                       865            43,492
Cintas                                            428            21,409
Cooper Inds                                       218             7,935
Covanta Energy                                    213(b)            343
Deere & Co                                        574            25,239
Donaldson                                         197             7,291
Fastenal                                           73             4,884
FEI                                               245(b)          8,227
Flowserve                                         127(b)          3,148
Fluor                                             192             6,154
Frontline Capital Group                           103(b)             11
G & K Services Cl A                                49             1,735
Graco                                              91             3,499
Harsco                                            196             6,901
IDEX                                               75             2,550
Illinois Tool Works                               734            52,394
Ingersoll-Rand Cl A                               423            18,709
JLG Inds                                          146             1,661
Kadant                                             25(b)            354
Kaydon                                             80             2,032
Kennametal                                        230             8,747
Lincoln Electric Holdings                          97             2,470
Manitowoc                                          66             2,201
Milacron                                          113             1,644
Minerals Technologies                              43             2,021
Modine Mfg                                         86             2,180
NACCO Inds Cl A                                    31             1,736
Nordson                                            88             2,328
Parker-Hannifin                                   253            12,407
Regal Beloit                                       97             2,118
Roper Inds                                        217            10,848
Tecumseh Products Cl A                             45             2,180
Teleflex                                          212             9,606
Terex                                              67(b)          1,122
Thermo Electron                                   418(b)          9,179
Timken                                            114             1,892
Toro                                              183             8,958
Trinity Inds                                      296             7,003
UCAR Intl                                          93(b)          1,052
UNOVA                                             157(b)            903
Wabtec                                            121             1,664
WESCO Intl                                        146(b)            653
Total                                                           326,887

Insurance (5.0%)
AFLAC                                           1,226            32,023
Alfa                                              440            10,472
Alleghany                                          27             4,944
Allstate                                        1,717            55,390
Ambac Financial Group                             229            13,660
American Intl Group                             6,581           487,980
American Natl Insurance                            78             6,497
AmerUs Group                                      140             5,026
Aon                                               621            20,679
Berkley (WR)                                       90             4,536
Berkshire Hathaway Cl A                             3(b)        221,699
Berkshire Hathaway Cl B                            23(b)         56,419
Brown & Brown                                     240             8,340
Chubb                                             415            27,743
CIGNA                                             336            30,912
Cincinnati Financial                              339            13,052
CNA Financial                                     552(b)         15,798
Commerce Group                                    162             5,605
Conseco                                         2,072(b)          8,184
Crawford Cl B                                     167             1,979
Erie Indemnity Cl A                               161             6,466
Fidelity Natl Financial                           205             5,107
First American                                    508             9,388
Gallagher (Arthur J)                              156             5,148
Great American Financial Resources                410             7,626
Hartford Financial Services Group                 579            38,324
HCC Insurance Holdings                            216             5,648
Hilb, Rogal & Hamilton                            180             6,615
Hooper Holmes                                     154             1,306
Horace Mann Educators                             372             7,444
Jefferson-Pilot                                   325            15,568

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
76  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Insurance (cont.)
John Hancock Financial Services                   753           $28,900
Leucadia Natl                                     303             8,720
Liberty                                           189             7,651
Lincoln Natl                                      467            24,051
Loews                                             477            28,835
Markel                                             20(b)          3,858
Marsh & McLennan                                  666            67,832
MBIA                                              374            20,151
Mercury General                                   129             5,428
MetLife                                         1,728            52,497
MONY Group                                        141             5,045
Nationwide Financial Services Cl A                203             8,658
Odyssey Re Holdings                               395             6,407
Ohio Casualty                                     526(b)          8,721
Old Republic Intl                                 253             7,464
Philadelphia Consolidated Holding                 160(b)          6,667
Phoenix Companies                                 345(b)          5,944
PMI Group                                          87             6,138
Principal Financial Group                         871(b)         22,167
ProAssurance                                       84(b)          1,441
Progressive                                       175            25,874
Protective Life                                   192             5,530
Prudential Financial                            1,397            43,377
Reinsurance Group of America                      142             4,064
SAFECO                                            303             9,269
St. Paul Companies                                470            21,009
StanCorp Financial Group                           93             4,729
Torchmark                                         287            10,903
Transatlantic Holdings                            120            10,740
UICI                                               86(b)          1,109
Unitrin                                           113             4,543
UnumProvident                                     507            14,348
White Mountains Insurance Group                    16             5,336
Total                                                         1,626,984

Leisure time & entertainment (1.6%)
ANC Rental                                         91(b)              9
Aztar                                             184(b)          3,555
Bally Total Fitness Holdings                      148(b)          2,871
Boyd Gaming                                       110(b)            905
Brunswick                                         186             4,576
Callaway Golf                                     241             4,097
Carnival                                        1,477            39,938
Cedar Fair LP                                     198             4,809
Disney (Walt)                                   5,110           107,617
Dover Downs Entertainment                         139             2,064
Gaylord Entertainment                             149(b)          3,762
GTECH Holdings                                     96(b)          4,887
Handleman                                         142(b)          1,687
Harley-Davidson                                   763            43,491
Harrah's Entertainment                            283(b)         10,802
Hasbro                                            303             5,000
Intl Game Technology                              208(b)         13,686
Intl Speedway Cl A                                 82             3,342
Mandalay Resort Group                             391(b)         10,577
Mattel                                          1,087            20,653
Metro-Goldwyn-Mayer                               493(b)          9,663
Pinnacle Entertainment                            118(b)            779
Polaris Inds                                      166             9,445
Royal Caribbean Cruises                           392             7,080
Six Flags                                         252(b)          3,790
Speedway Motorsports                              318(b)          7,381
SportsLine.com                                     77(b)            285
Station Casinos                                   508(b)          7,097
Ticketmaster Online-Citysearch Cl B               354(b)          8,949
Vail Resorts                                       98(b)          1,627
Viacom Cl B                                     4,467(b)        178,634
Total                                                           523,058

Media (3.5%)
4 Kids Entertainment                               34(b)            642
ACTV                                              131(b)            190
Adelphia Communications Cl A                      288(b)          7,433
American Greetings Cl A                           590             7,351
AOL Time Warner                                11,151(b)        293,384
Banta                                              85             2,700
Belo Cl A                                         184             3,402
Cablevision Systems-NY Group Cl A                 277(b)         11,717
Catalina Marketing                                282(b)         10,614
Charter Communications Cl A                       727(b)          8,957
Clear Channel Communications                    1,436(b)         66,113
Comcast Cl A                                    2,380(b)         84,562
Cox Communications Cl A                         1,384(b)         51,831
Cox Radio Cl A                                    337(b)          7,515
Cross Media Marketing                              16(b)            184
Deluxe                                            180             8,282
Donnelley (RH)                                    109(b)          3,020
Donnelley (RR) & Sons                             198             5,752
DoubleClick                                       708(b)          7,993
Dow Jones                                         191             9,884
Dun & Bradstreet                                  187(b)          6,433
eBay                                              668(b)         39,559
Emmis Communications Cl A                         294(b)          6,409
Entercom Communications Cl A                      108(b)          5,168
Entravision Communications Cl A                   500(b)          5,525
Fox Entertainment Group Cl A                      731(b)         15,388

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Media (cont.)
Gannett                                           653           $44,045
Gartner Group Cl B                                468(b)          5,129
Getty Images                                      330(b)          6,692
Grey Global Group                                   5             3,238
Harland (John H)                                  105             2,567
Harte-Hanks                                       341             9,804
Hearst-Argyle Television Cl A                     253(b)          4,931
Hispanic Broadcasting                             488(b)         11,488
Hollinger Intl Cl A                               585             6,774
Insight Communications                            254(b)          5,532
Interactive Data                                  435             6,756
Interpublic Group of Companies                    923            26,647
Journal Register                                  147(b)          2,934
Key3Media Group                                   581(b)          2,760
Knight-Ridder                                     177            11,018
Lamar Advertising                                 186(b)          6,746
Lee Enterprises                                   258             8,800
Macrovision                                       324(b)          9,850
McClatchy Cl A                                    152             7,691
McGraw-Hill Companies                             463            29,669
Media General Cl A                                179             8,907
Mediacom Communications                           324(b)          5,819
Meredith                                          151             5,291
Moody's                                           356            13,357
New York Times Cl A                               352            14,830
Omnicom Group                                     468            40,889
On Command                                        113(b)            868
Paxson Communications Cl A                        168(b)          1,646
Pegasus Communications                            337(b)          2,258
Pixar                                             223(b)          7,243
Playboy Enterprises Cl B                           86(b)          1,320
Price Communications                              311(b)          5,968
PRIMEDIA                                          764(b)          3,056
Radio One Cl A                                     44(b)            776
Reader's Digest Assn Cl A                         528            11,299
Scholastic                                        125(b)          6,199
Scripps (EW) Cl A                                 172            12,195
Sinclair Broadcast Group Cl A                     190(b)          1,900
Sirius Satellite Radio                            274(b)          1,707
TMP Worldwide                                     239(b)         10,174
Tribune                                           673            25,015
UnitedGlobalCom Cl A                              489(b)          2,543
Univision Communications Cl A                     518(b)         18,120
USA Networks                                      775(b)         22,157
Valassis Communications                           261(b)          9,647
ValueVision Intl Cl A                              71(b)          1,336
Washington Post Cl B                               21            11,742
Westwood One                                      166(b)          5,129
Wiley (John) & Sons Cl A                          262             6,013
Wink Communications                                90(b)            191
Young Broadcasting Cl A                            42(b)            764
Zomax                                             114(b)            849
Total                                                         1,142,287

Metals (0.6%)
AK Steel Holdings                                 257             3,541
Alcoa                                           2,110            75,643
Allegheny Technologies                            464             7,489
Avery Dennison                                    235            13,983
Bethlehem Steel                                   317(b)            152
Carpenter Technology                               86             1,981
Cleveland-Cliffs                                    8               139
Commercial Metals                                  31             1,128
FreeMarkets                                       182(b)          4,186
Freeport-McMoRan Copper & Gold Cl B               394(b)          6,127
Kaiser Aluminum                                   286(b)            206
LTV                                               471                 6
Meridian Gold                                     480(b)          5,808
Mueller Inds                                      200(b)          6,598
Newmont Mining                                    420             9,173
Nucor                                             171            10,226
Phelps Dodge                                      170             5,928
Pittston Brink's Group                            369             8,266
Reliance Steel & Aluminum                          99             2,574
Ryerson Tull                                       89             1,090
Shaw Group                                        166(b)          3,322
Steel Dynamics                                    134(b)          1,834
Stillwater Mining                                 188(b)          2,944
United States Steel                               137             2,737
Worthington Inds                                  255             3,769
Total                                                           178,850

Miscellaneous (2.0%)
24/7 Real Media                                    49(b)             11
ABM Inds                                           80             2,440
Agere Systems Cl A                              1,315(b)          6,733
Alaska Communications Systems Holdings            748(b)          5,984
ArvinMeritor                                      198             4,762
Blue Martini Software                             378(b)            832
CacheFlow                                         159(b)            267
Capstone Turbine                                  413(b)          1,735
Champion Enterprises                              246(b)          3,041
Choice One Communications                         112(b)            267
Click Commerce                                    130(b)            254
Convergys                                         424(b)         13,436

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
78  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Miscellaneous (cont.)
Corporate Executive Board                         102(b)         $3,283
Cosine Communications                             298(b)            575
Crossroads Systems                                132(b)            735
Cumulus Media Cl A                                 68(b)          1,088
CuraGen                                           216(b)          3,521
Digex                                              39(b)             83
DigitalThink                                       70(b)            496
Dobson Communications Cl A                        311(b)          1,944
Edwards Lifesciences                              356(b)          9,586
Federal Signal                                    104             2,455
FirePond                                           53(b)             73
Global Sports                                     350(b)          6,167
Illumina                                          128(b)          1,082
Inet Technologies                                 169(b)          1,751
Interdigital Communications                       228(b)          2,643
Internap Network Services                         639(b)            709
Intersil                                          130(b)          3,864
InterTrust Technologies                           360(b)            425
Intraware                                          67(b)            134
JNI                                               168(b)          1,230
John Nuveen Cl A                                  121             6,413
Key Energy Services                               586(b)          5,057
Kosan Biosciences                                 703(b)          5,055
Lante                                              84(b)            108
Marimba                                            65(b)            213
McDATA Cl A                                       275(b)          6,820
MCK Communications                                  4(b)              7
NaviSite                                          279(b)             73
Nextel Partners Cl A                              870(b)          5,498
Numerical Technologies                            159(b)          2,307
Oplink Communications                             362(b)            825
Optical Cable                                     138(b)            157
Orion Power Holdings                              318(b)          8,459
Packeteer                                          63(b)            438
Philadelphia Suburban                             250             5,850
PolyOne                                           838             8,422
Retek                                             262(b)          6,327
Rightchoice Managed Care                          125(b)          9,303
S&P Depositary Receipts                         4,095           463,676
Stage Stores                                       49(b)          1,313
StarMedia Network                                 150(b)             57
Sybron Dental Specialties                         340(b)          6,623
Tenneco Automotive                                 53               130
Terayon Communication Systems                      98(b)            684
Titan Pharmaceuticals                             123(b)            861
TiVo                                               68(b)            391
Trimeris                                           77(b)          2,780
Triton PCS Holdings Cl A                          570(b)          7,991
Tularik                                            14(b)            309
ValueClick                                         43(b)            117
Vicinity                                          103(b)            229
ViroPharma                                         41(b)            771
West Pharmaceutical Services                       54             1,391
WorldGate Communications                           87(b)            168
Total                                                           640,429

Multi-industry conglomerates (4.6%)
Actuant                                            35(b)          1,076
Acuitiy Brands                                     64               835
AMN Healthcare Services                           232(b)          5,429
Apollo Group Cl A                                 267(b)         12,456
Arbitron                                           45(b)          1,417
Argosy Gaming                                     206(b)          7,618
Baldor Electric                                   107             2,327
Brady Cl A                                         66             2,429
Career Education                                  184(b)          6,072
CDI                                                71(b)          1,491
Cendant                                         2,305(b)         40,291
Century Business Services                         188(b)            545
ChoicePoint                                       163(b)          8,574
Corinthian Colleges                               154(b)          6,758
Crane                                             261             6,165
Danaher                                           353            22,500
DeVry                                             164(b)          5,004
Diebold                                           215             8,417
Dover                                             428            16,345
Eastman Kodak                                     649            18,432
Edison Schools                                    176(b)          2,930
Education Management                              176(b)          6,468
Electronics for Imaging                           324(b)          6,629
Emerson Electric                                1,078            62,460
Exult                                             410(b)          3,969
F.Y.I.                                             60(b)          1,689
Fisher Scientific Intl                            290(b)          7,932
General Electric                               25,007           929,011
Global Payments                                   238             8,549
Grainger (WW)                                     220            11,946
HotJobs.com                                        75(b)            773
Hubbell Cl B                                      207             6,212
Imagistics Intl                                    43(b)            709
Imation                                           110(b)          2,543
ITT Educational Services                          110(b)          4,586
ITT Inds                                          205            10,883
Kelly Services Cl A                                72             1,578
Korn/Ferry Intl                                    91(b)            819
Lancaster Colony                                  346            11,812

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Multi-industry conglomerates (cont.)
Mail-Well                                         153(b)           $883
Manpower                                          119             4,154
MemberWorks                                        60(b)          1,010
Minnesota Mining & Mfg                            988           109,471
Monsanto                                          188             6,260
MPS Group                                         541(b)          3,949
Natl Service Inds                                  16               115
NCO Group                                          42(b)            948
PDI                                                39(b)            657
Pentair                                           197             6,954
Polaroid                                           96                 8
Pre-Paid Legal Services                            56(b)          1,172
ProQuest                                           61(b)          2,318
Robert Half Intl                                  396(b)         10,383
Spherion                                          129(b)          1,303
Student Advantage                                 158(b)            221
Sylvan Learning Systems                           123(b)          3,017
Symyx Technologies                                 88(b)          1,971
Teledyne Technologies                              42(b)            651
Textron                                           302            13,841
Triarc Companies                                  102(b)          2,749
U.S. Inds                                         140(b)            315
Weight Watchers Intl                              258(b)          9,998
Wesco Financial                                    18             5,688
Xerox                                           1,776            20,122
YORK Intl                                         265            10,075
Zebra Technologies Cl A                           137(b)          7,266
Total                                                         1,481,178

Paper & packaging (0.5%)
AptarGroup                                        262             8,405
Ball                                               86             6,768
Bemis                                             127             6,406
Boise Cascade                                     203             7,227
Bowater                                            80             3,835
Caraustar Inds                                     82               672
Chesapeake                                         32               925
Crown Cork & Seal                                 190(b)            998
Glatfelter                                        481             7,244
Greif Bros Cl A                                   144             4,759
Intl Paper                                      1,189            49,676
Longview Fibre                                     65               715
MeadWestvaco                                      310            10,017
Owens-Illinois                                    499(b)          6,407
Packaging Corp of America                         537(b)          9,634
Pactiv                                            356(b)          6,408
Rayonier                                           90             4,478
Sealed Air                                        202(b)          8,387
Smurfit-Stone Container                           551(b)          8,711
Sonoco Products                                   260             6,903
Wausau-Mosinee Paper                              420             4,574
Willamette Inds                                   239            13,253
Total                                                           176,402

Real estate investment trust (1.3%)
AMB Property                                      135             3,457
Apartment Investment & Management                 168             7,325
Arden Realty                                      208             5,581
AvalonBay Communities                             161             7,237
Boston Properties                                 182             6,668
BRE Properties Cl A                               275             8,011
Camden Property Trust                             192             6,693
CarrAmerica Realty                                130             3,825
CBL & Associates Properties                        87             2,936
CenterPoint Properties                            187             9,260
Chateau Communities                                79             2,321
Chelsea Poperty Group                              68             3,450
Colonial Properties Trust                          80             2,559
Cousins Properties                                317             7,893
Crescent Real Estate Equities                     186             3,212
Developers Diversified Realty                     476             9,092
Duke Realty                                       303             7,045
Equity Office Properties Trust                    979            28,184
Equity Residential Properties Trust               668            17,888
Essex Property Trust                               61             2,827
FelCor Lodging Trust                              266             4,769
First Industrial Realty Trust                     277             8,482
Gables Residential Trust                           83             2,374
General Growth Properties                         105             4,253
Glenborough Realty Trust                          139             2,776
Health Care                                       103             2,815
Health Care Property Investors                    153             5,809
Healthcare Realty Trust                           338             9,721
Highwoods Properties                              374             9,930
Home Properties of New York                        73             2,417
Hospitality Properties Trust                      215             6,429
Host Marriott                                     612             6,175
HRPT Properties Trust                             923             8,159
iStar Financial                                   185             4,788
JDN Realty                                        106             1,323
Kilroy Realty                                     178             4,521
Kimco Realty                                      228             6,959
Koger Equity                                      131             2,146
La Quinta                                         250(b)          1,800
Liberty Property Trust                            130             3,816
Macerich                                           99             2,729

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
80  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Real estate investment trust (cont.)
Mack-Cali Realty                                  223            $7,027
Manufactured Home Communities                      88             2,842
MeriStar Hospitality                              309             4,357
Mid-America Apartment Communities                  87             2,237
Mills                                              74             2,021
Nationwide Health Properties                      120             2,387
New Plan Excel Realty Trust                       579            11,128
Pinnacle Holdings                                 105(b)             21
Plum Creek Timber                                 433            13,077
Post Properties                                    89             2,995
Prentiss Properties Trust                          95             2,662
ProLogis Trust                                    399             8,622
PS Business Parks                                  88             2,702
Public Storage                                    287            10,507
Realty Income                                      89             2,755
Reckson Associates Realty                         212             4,893
Regency Centers                                   373            10,705
Rouse                                             221             6,321
Shurgard Storage Centers Cl A                      84             2,780
Simon Property Group                              377            11,419
SL Green Realty                                   104             3,292
Starwood Hotels &
  Resorts Worldwide                               407            13,940
Storage USA                                       216             9,260
Summit Properties                                 108             2,395
Sun Communities                                    63             2,419
Taubman Centers                                   182             2,808
United Dominion Realty Trust                      403             5,779
Vornado Realty Trust                              210             8,959
Washington Real Estate
  Investment Trust                                130             3,312
Weingarten Realty Investors                       209            10,293
Total                                                           421,570

Restaurants & lodging (0.9%)
21st Century Insurance Group                      386             6,774
Applebee's Intl                                   162             6,099
Bob Evans Farms                                   130             3,771
Boca Resorts Cl A                                 199(b)          2,557
Brinker Intl                                      237(b)          8,001
CBRL Group                                        144             4,406
CEC Entertainment                                 213(b)          9,574
Cheesecake Factory (The)                          168(b)          6,031
Choice Hotels Intl                                241(b)          5,230
Darden Restaurants                                294            12,113
Extended Stay America                             260(b)          4,199
Hilton Hotels                                     788             9,456
Jack in the Box                                   293(b)          8,204
Krispy Kreme Doughnuts                            174(b)          6,934
Marriott Intl Cl A                                596            24,305
McDonald's                                      3,238            88,010
MGM Mirage                                        390(b)         12,698
Outback Steakhouse                                189(b)          7,012
Papa John's Intl                                   47(b)          1,332
Park Place Entertainment                          470(b)          4,583
Ruby Tuesday                                      210             5,303
Sonic                                              96(b)          3,648
Starbucks                                         960(b)         22,819
Tricon Global Restaurants                         319(b)         17,800
Wendy's Intl                                      189             5,897
Wyndham Intl Cl A                                 727(b)            516
Total                                                           287,272

Retail (6.9%)
7-Eleven                                          812(b)          9,541
99 Cents Only Stores                              135(b)          4,807
Albertson's                                       990            28,463
Amazon.com                                        750(b)         10,643
American Eagle Outfitters                         156(b)          3,969
AnnTaylor Stores                                  228(b)          8,835
AutoNation                                        729(b)          9,258
AutoZone                                          231(b)         15,627
Barnes & Noble                                    279(b)          9,712
barnesandnoble.com Cl A                           105(b)            256
bebe stores                                       102(b)          2,416
Bed Bath & Beyond                                 706(b)         24,413
Best Buy                                          531(b)         39,294
Big Lots                                          816             8,748
BJ's Wholesale Club                               176(b)          8,369
Borders Group                                     270(b)          6,507
Casey's General Stores                            158             2,391
CDW Computer Centers                              212(b)         11,741
Charming Shoppes                                  390(b)          2,297
Children's Place Retail Stores                     76(b)          2,486
Circuit City Stores-
  Circuit City Group                              446            13,309
Claire's Stores                                   125             2,343
Copart                                            262(b)          5,921
Costco Wholesale                                1,116(b)         51,336
CVS                                               886            24,099
Dillard's Cl A                                    429             6,169
Dollar General                                    692            10,934
Dollar Tree Stores                                226(b)          7,460
Drugstore.com                                      66(b)            212
Expedia Cl A                                      135(b)          7,601
Family Dollar Stores                              387            13,054

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
81  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Retail (cont.)
Federated Dept Stores                             438(b)        $18,230
Foot Locker                                       267(b)          4,139
Footstar                                          140(b)          3,389
Fossil                                             73(b)          1,710
Gap                                             2,173            31,291
Great Atlantic & Pacific Tea                       67(b)          1,725
Hanover Direct                                    889(b)            409
Haverty Furniture Companies                        78             1,379
Hollywood Entertainment                           150(b)          1,952
Home Depot                                      5,903           295,680
Intimate Brands                                 1,237            22,575
K mart                                          1,060(b)          1,579
Kohl's                                            805(b)         53,363
Kroger                                          1,880(b)         38,728
Lands' End                                        147(b)          7,229
Limited                                           909            16,862
Linens `N Things                                  303(b)          8,742
Longs Drug Stores                                 314             6,987
Lowe's Companies                                1,910            87,994
May Dept Stores                                   722            26,570
Men's Wearhouse                                   334(b)          7,428
Michaels Stores                                   214(b)          7,490
NBTY                                              271(b)          4,125
Neiman Marcus Group Cl A                          155(b)          5,501
Nordstrom                                         218             5,515
Office Depot                                      757(b)         12,453
OfficeMax                                         432(b)          1,793
Overture Services                                 276(b)         10,096
Pacific Sunwear of California                     240(b)          5,515
Pathmark Stores                                   274(b)          6,488
Payless ShoeSource                                 76(b)          4,423
Penney (JC)                                       584            14,524
Pep Boys - Manny, Moe & Jack                        1                16
Perrigo                                           260(b)          3,354
Petsmart                                          795(b)          8,570
Pier 1 Imports                                    337             6,366
priceline.com                                   1,014(b)          6,388
PurchasePro.com                                   348(b)            268
RadioShack                                        391            12,324
Regis                                             363             9,634
Rent-A-Center                                     112(b)          4,213
Rite Aid                                        1,124(b)          2,675
Ross Stores                                       205             7,448
Russ Berrie                                       101             3,020
Safeway                                         1,264(b)         51,129
Saks                                              680(b)          6,854
SciQuest                                           82(b)            139
Sears, Roebuck                                    803            42,431
ShopKo Stores                                      78(b)            948
Sotheby's Holdings Cl A                           464(b)          6,320
Spiegel Cl A                                      833             2,525
Stamps.com                                        196(b)            811
Staples                                         1,163(b)         21,190
Talbots                                           116             4,164
Target                                          2,274           100,988
Tiffany                                           317            11,317
TJX Companies                                     616            25,465
Too                                                60(b)          1,633
Toys "R" Us                                       385(b)          7,531
Trans World Entertainment                         170(b)          1,355
Tuesday Morning                                    88(b)          1,583
United Stationers                                 300(b)         11,826
Value City Dept Stores                            129(b)            547
Wal-Mart Stores                                11,228           673,454
Walgreen                                        2,516            91,280
Webvan Group                                      312(b,d)           --
Weis Markets                                      239             6,857
Whole Foods Market                                152(b)          6,506
Wild Oats Markets                                  75(b)            718
Williams-Sonoma                                   159(b)          7,314
Winn-Dixie Stores                                 743             9,919
Zale                                              240(b)         10,908
Total                                                         2,238,083

Textiles & apparel (0.4%)
Abercrombie & Fitch                               265(b)          7,036
Burlington Coat Factory Warehouse                   4                69
Chico's FAS                                       195(b)          5,840
Coach                                             134(b)          6,184
Columbia Sportswear                               113(b)          3,478
Guess?                                            174(b)          1,474
Jones Apparel Group                               262(b)          8,691
Kellwood                                           96             2,314
Kenneth Cole Productions Cl A                      84(b)          1,438
Liz Claiborne                                     190             5,200
Nautica Enterprises                               139(b)          1,946
Nike Cl B                                         632            37,863
Oakley                                            317(b)          5,484
Polo Ralph Lauren Cl A                            384(b)         10,606
Reebok Intl                                       224(b)          6,635
Russell                                           135             2,160
Timberland Cl A                                   104(b)          3,990
Unifi                                             175(b)          1,321
VF                                                274            11,130
WestPoint Stevens                                 100               175
Wolverine World Wide                              400             5,980
Total                                                           129,014

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
82  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Transportation (0.8%)
Alexander & Baldwin                               181            $4,630
AMERCO                                             73(b)          1,290
Atlas Air Worldwide Holdings                      205(b)          3,270
Burlington Northern Santa Fe                      974            27,506
C.H. Robinson Worldwide                           144             4,468
CNF                                               326            10,758
CSX                                               461            18,440
EGL                                               203(b)          2,765
Expeditors Intl of Washington                      78             4,724
FedEx                                             742(b)         39,735
Florida East Coast Inds                           155             3,408
GATX                                              118             3,422
Hunt (JB) Transport Services                      147(b)          4,085
Norfolk Southern                                  971            21,896
Overseas Shipbuilding Group                       180             3,663
Ryder System                                      306             7,644
Swift Transportation                              473(b)         11,626
Union Pacific                                     588            36,485
United Parcel Service Cl B                        828            47,594
USFreightways                                      55             2,017
Werner Enterprises                                238             6,928
Yellow Corp                                       119(b)          2,982
Total                                                           269,336

Utilities -- electric (2.4%)
AES                                             1,214(b)         16,450
Allegheny Energy                                  242             7,964
Allete                                            325             8,665
Alliant Energy                                    122             3,637
Ameren                                            289            12,389
American Electric Power                           747            31,180
American Water Works                              235            10,117
Avista                                            115             1,574
Black Hills                                       112             3,232
Calpine                                           665(b)          7,448
CH Energy Group                                    52             2,441
Cinergy                                           347            11,208
Citizens Communications                           662(b)          6,627
Cleco                                             407             8,437
CMS Energy                                        286             6,529
Conectiv                                          392             9,675
Consolidated Edison                               535            21,930
Constellation Energy Group                        315             8,883
Dominion Resources                                647            38,089
DPL                                               247             5,745
DQE                                               382             7,388
DTE Energy                                        384            15,744
Duke Energy                                     1,865            65,033
Edison Intl                                       686(b)         10,599
Energy East                                       178             3,507
Entergy                                           557            22,937
Exelon                                            808            39,786
FPL Group                                         430            23,052
Great Plains Energy                               284             7,063
Hawaiian Electric Inds                            128             5,312
Idacorp                                           112             4,238
MDU Resources Group                               158             4,421
Montana Power                                     654(b)          3,499
NewPower Holdings                                 667(b)            307
Niagara Mohawk Holdings                           291(b)          5,398
NiSource                                          445             9,256
NiSource SAILS                                    128(b)            250
Northeast Utilities                               204             3,694
NRG Energy                                        176(b)          1,969
NSTAR                                              98             4,297
OGE Energy                                        223             4,888
Peabody Energy                                    247             6,261
PG&E                                              976(b)         20,984
Pinnacle West Capital                             201             8,012
Plug Power                                        325(b)          3,188
PNM Resources                                     341             9,210
Potomac Electric Power                            184             4,111
PPL                                               317            10,683
Progress Energy                                   506            22,112
Progress Energy - CVO                             153(b)             64
Public Service Enterprise Group                   452            19,020
Puget Energy                                      395             8,192
Reliant Energy                                    751            18,835
Reliant Resources                                 251(b)          3,527
RGS Energy Group                                  228             8,960
SCANA                                             237             6,390
Sempra Energy                                     488            11,688
Sierra Pacific Resources                          390             6,236
Southern Co                                     1,624            40,032
Teco Energy                                       311             7,517
TXU                                               621            30,255
UIL Holdings                                       41             2,178
UtiliCorp United                                  368             8,541
Western Resources                                 370             6,124
Wisconsin Energy                                  182             4,113
WPS Resources                                     245             9,016
Xcel Energy                                       813            21,707
Total                                                           761,814

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83  AXP INDEX FUNDS -- ANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                          Shares          Value(a)

Utilities -- gas (0.7%)
AGL Resources                                     399            $8,491
Dynegy Cl A                                       788            18,794
El Paso                                         1,230            46,680
Equitable Resources                               152             4,672
KeySpan                                           294             9,514
Kinder Morgan                                     248            12,822
Natl Fuel Gas                                     236             5,404
New Jersey Resources                               50             2,269
NICOR                                             221             8,981
Northwest Natural Gas                              77             2,014
Ocean Energy                                      459             7,785
ONEOK                                             424             7,314
Peoples Energy                                    202             7,411
Piedmont Natural Gas                              210             7,079
Pure Resources                                    281(b)          5,746
Questar                                           134             3,209
Southern Union                                    315(b)          5,875
Teppco Partners LP                                280             8,946
UGI                                                88             2,498
Vectren                                           201             4,794
Western Gas Resources                             114             3,488
WGL Holdings                                      298             7,828
Williams Companies                              1,286            22,736
Total                                                           214,350

Utilities -- telephone (3.3%)
Adelphia Business Solutions Cl A                  353(b)             39
Alamosa Holdings                                  347(b)          2,304
Allegiance Telecom                                604(b)          3,600
ALLTEL                                            765            42,442
AT&T                                            8,912           157,742
BellSouth                                       4,728           189,120
BroadWing                                         469(b)          3,747
CenturyTel                                        323             9,942
Crown Castle Intl                                 461(b)          3,351
Cypress Communications                              8(b)             28
DSL.net                                           274(b)            288
Infonet Services Cl B                             722(b)          1,560
ITC DeltaCom                                      296(b)            104
Latitude Communications                            69(b)            230
Level 3 Communications                          2,875(b)          8,625
Liberty Media Cl A                              5,808(b)         75,504
McLeodUSA Cl A                                  2,746(b)            494
Metromedia Fiber Network Cl A                   1,037(b)            425
Mpower Holding                                    100(b)             35
Network Plus                                      167(b)             62
Nextel Communications Cl A                      1,969(b)         15,850
PanAmSat                                          320(b)          6,976
Primus Telecommunications Group                    99(b)             60
Qwest Communications Intl                       4,014            42,147
RCN                                               357(b)            696
SBC Communications                              8,468           317,127
Sprint (FON Group)                              2,188            38,728
Sprint (PCS Group)                              2,432(b)         39,836
TALK America Holdings                             150(b)             80
TeleCorp PCS Cl A                                 520(b)          5,465
Telephone & Data Systems                          128            11,072
Teligent Cl A                                      21(b,d)           --
United States Cellular                            187(b)          7,508
Viatel                                            208(b)              5
West                                              218(b)          5,457
Western Wireless Cl A                             149(b)          1,351
WorldCom-MCI Group                                267             3,308
WorldCom-WorldCom Group                         7,276(b)         73,124
XO Communications Cl A                            561(b)             71
Total                                                         1,068,503

Total common stocks
(Cost: $36,243,775)                                         $32,385,016


Preferred stocks & other (--%)
Issuer                                            Shares         Value(a)

Bank United
  Rights                                           60(b)             $5
Corrections Corp of America
  12.00% Cv Pay-in-kind Series B                    6               122
Focal Communications
  Warrants                                         19(b,d)           --
Orbital Sciences
  Warrants                                         13(b)             32
Sunbeam
  Warrants                                         83(b)              1

Total preferred stocks & other
(Cost: $282)                                                       $160

Total investments in securities
(Cost: $36,244,057)(e)                                      $32,385,176

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
84   AXP INDEX FUNDS -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 0.04% of net assets.

(d)  Negligible market value.

(e) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $36,262,523 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                             $ 3,510,988
     Unrealized depreciation                              (7,388,335)
                                                          ----------
     Net unrealized depreciation                         $(3,877,347)
                                                         -----------

--------------------------------------------------------------------------------
85   AXP INDEX FUNDS -- ANNUAL REPORT

Investments in Securities
AXP International Equity Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (92.8%)
Issuer                                          Shares          Value(a)

Australia (2.7%)
Banks and savings & loans (1.0%)
Australia & New Zealand Banking Group           1,851           $16,648
Commonwealth Bank of Australia                  3,144            52,158
Natl Australia Bank                             3,870            67,849
Westpac Banking                                 4,378            35,050
Total                                                           171,705

Beverages & tobacco (0.1%)
Coca-Cola Amatil                                2,273             7,337
Foster's Brewing Group                          3,868             9,525
Total                                                            16,862

Building materials & construction (0.1%)
Boral                                           1,202             2,107
CSR                                             2,208             7,799
James Hardie Inds                                 868             2,783
Leighton Holdings                                 558             2,862
Transurban Group                                  955(b)          2,073
Total                                                            17,624

Chemicals (--%)
Orica                                             577             2,415

Communications equipment & services (0.2%)
Telstra                                        12,807            35,627

Computer software & services (--%)
Computershare                                     997             1,708

Electronics (--%)
ERG                                             1,566               329

Energy (--%)
Origin Energy                                   1,202             1,791
Financial services (0.1%)
General Property Trust                          3,387             4,788
Lend Lease                                      1,072             7,280
Suncorp-Metway                                    955             7,221
Total                                                            19,289

Food (--%)
Goodman Fielder                                 2,866             2,295

Health care (--%)
CSL                                               281             6,733

Health care services (--%)
Mayne Nickless                                  1,528             5,273

Industrial equipment & services (0.1%)
Brambles Inds                                   1,994             9,871

Insurance (0.2%)
AMP                                             2,794            27,423
QBE Insurance Group                             1,062             4,079
Total                                                            31,502

Leisure time & entertainment (--%)
Aristocrat Leisure                                785             2,526
TABCORP Holdings                                  649             3,318
Total                                                             5,844

Media (0.2%)
News Corp                                       5,292            36,736
Metals (0.4%)
Broken Hill Proprietary                         9,319            52,791
M.I.M. Holdings                                 3,659             2,429
Normandy Mining                                 3,762             4,022
OneSteel                                          909               595
Rio Tinto                                         617            11,977
WMC                                             2,441            11,874
Total                                                            83,688

Miscellaneous (--%)
Gandel Retail Trust                             2,559             1,517
Mirvac Group                                    1,067             2,049
Stockland Trust Group                             832             1,771
Total                                                             5,337

Multi-industry conglomerates (0.1%)
Pacific Dunlop                                  1,971             1,129
Southcorp                                       1,317             4,659
Wesfarmers                                        752            11,659
Total                                                            17,447

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
86   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Australia (cont.)
Paper & packaging (--%)
Amcor                                           1,428            $5,426
Paperlinx                                         453             1,194
Total                                                             6,620

Real estate investment trust (--%)
Westfield Holdings                                557             5,023

Retail (0.2%)
Coles Myer                                      2,656            11,493
Westfield Trust                                 3,643             6,202
Woolworths                                      2,579            15,478
Total                                                            33,173

Utilities -- gas (--%)
Australian Gas Light                              763             3,784
Santos                                          1,191             3,549
Total                                                             7,333

Austria (0.2%)
Banks and savings & loans (0.1%)
Bayerische Hypo-und Vereinsbank                   410            12,379

Building materials & construction (--%)
Wienerberger Baustoffindustrie                    162             2,305

Communications equipment & services (--%)
Telekom Austria                                   366(b)          3,019

Industrial equipment & services (--%)
BWT                                                30               619

Miscellaneous (--%)
Flughafen Wien                                     27               762

Multi-industry conglomerates (--%)
VA Technologie                                     35               808

Paper & packaging (--%)
Mayr-Melnhof Karton                                21(b)          1,108

Transportation (--%)
Austrian Airlines                                  65               485

Utilities -- electric (--%)
Oesterreichiesche
  Elektrizitaetswirtschafts Cl A                  110             8,618

Utilities -- gas (--%)
OMV                                                60             5,016

Belgium (1.1%)
Automotive & related (--%)
D'Ieteren                                          13             2,066

Banks and savings & loans (0.3%)
Fortis                                          2,082            48,038
KBC Bancassurance Holding                         648            20,815
Total                                                            68,853

Beverages & tobacco (0.1%)
Interbrew                                         397(b)         10,254

Chemicals (0.1%)
Solvay                                            200            12,552

Electronics (--%)
Barco                                              28             1,132

Food (0.1%)
Colruyt                                            93             3,722
Delhaize "Le Lion"                                250            11,902
Total                                                            15,624

Health care (0.1%)
UCB                                               466            19,157

Leisure time & entertainment (--%)
Agfa Gevaert                                      325             3,691

Metals (--%)
Union Miniere                                      58             2,329

Miscellaneous (0.1%)
Dexia                                           1,152            16,365

Multi-industry conglomerates (0.1%)
Groupe Bruxelles Lambert                          330            17,842

Utilities -- electric (0.2%)
Electrabel                                        174            34,874

Wire & cable (--%)
Bekaert                                            51             1,870

Denmark (0.9%)
Banks and savings & loans (0.2%)
Danske Bank                                     1,960            29,873
Nordic Baltic Holding                           1,501             7,428
Total                                                            37,301

Beverages & tobacco (--%)
Carlsberg Cl A                                    100             3,755
Carlsberg Cl B                                    100             4,184
Total                                                             7,939

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
87   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Denmark (cont.)
Computer software & services (--%)
Navision Software                                 100(b)         $2,840

Electronics (--%)
Vestas Wind Systems                               270             5,774

Food (--%)
Danisco                                           100             3,535

Health care (0.3%)
Novo Nordisk Cl B                               1,000            35,813
Novozymes Cl B                                    175             3,316
William Demant                                    200(b)          4,845
Total                                                            43,974

Industrial equipment & services (--%)
FLS Inds Cl B                                     100               869
NKT Holding                                       100             1,159
Total                                                             2,028

Insurance (--%)
Topdanmark                                        100(b)          2,434

Miscellaneous (0.1%)
Group 4 Falck                                      53             5,774
ISS                                               100(b)          4,671
Total                                                            10,445

Transportation (0.2%)
D/S 1912 Cl B                                       3            22,253
D/S Dampskibsselskabet
  Svendborg Cl B                                    2            19,703
Total                                                            41,956

Utilities -- telephone (0.1%)
Tele Danmark                                      500            16,139

Finland (2.2%)
Beverages & tobacco (--%)
Hartwall                                          150             3,377

Building materials & construction (--%)
Uponor                                            100             1,662

Communications equipment & services (0.1%)
Sonera                                          1,900             8,997

Computers & office equipment (--%)
Tietoenator                                       200             4,683

Electronics (1.8%)
Nokia                                          14,228           327,424

Health care (--%)
Instrumentarium                                   100             4,262

Industrial equipment & services (--%)
Kone Cl B                                          40             2,989
Metso                                             300             3,412
Total                                                             6,401

Insurance (--%)
Sampo Insurance Cl A                            1,000             7,809

Metals (--%)
Outokumpu                                         500             5,467
Rautaruukki                                       500             2,019
Total                                                             7,486

Paper & packaging (0.3%)
Stora Enso                                        925            11,746
UPM-Kymmene                                       800            27,351
Total                                                            39,097

Retail (--%)
Kesko Cl B                                        200             1,834
Metra Cl B                                        100             1,769
Total                                                             3,603

France (9.6%)
Aerospace & defense (0.1%)
European Aeronautic
  Defence & Space                                 447(b)          5,003
Thomson CSF                                       400            13,086
Zodiac                                            110             2,118
Total                                                            20,207

Automotive & related (0.3%)
Michelin (CGDE) Cl B                              300            10,623
Peugeot Citroen                                   617            24,345
Renault                                           166             6,345
Valeo                                             180             7,415
Total                                                            48,728

Banks and savings & loans (0.9%)
Banque Nationale de Paris                       1,205           112,042
Societe Generale Cl A                           1,066            62,774
Total                                                           174,816

Beverages & tobacco (0.3%)
LVMH                                            1,018            40,930
Pernod-Ricard                                     125             9,201
Total                                                            50,131

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
88   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

France (cont.)
Building materials & construction (0.6%)
Bouygues                                          692           $20,512
Castorama Dubois Investissement                   109             5,415
Compagnie de Saint-Gobain                         242            34,482
Imerys                                             34             3,410
Lafarge                                           368            31,240
Technip                                            34             4,080
Vinci                                             254            15,154
Total                                                           114,293

Chemicals (0.2%)
Air Liquide                                       243            33,159

Communications equipment & services (0.3%)
Alcatel                                         3,408            51,639

Computers & office equipment (0.2%)
Cap Gemini                                        298            20,166
Dassault Systemes                                 258            11,872
Societe BIC                                       120             4,091
Total                                                            36,129

Electronics (0.5%)
Sagem                                              84             5,124
Schneider Electric                                468            21,153
STMicroelectronics                              1,968            60,911
Total                                                            87,188

Food (0.8%)
Carrefour                                       1,675            82,198
Casino Guichard-Perrachon                         195            13,456
Groupe Danone                                     393            45,338
Sodexho Alliance                                  340            13,588
Total                                                           154,580

Health care (0.5%)
L'Oreal                                         1,405            95,317

Health care services (1.3%)
Aventis                                         2,153           149,492
Sanofi-Synthelabo                               1,521           101,878
Total                                                           251,370

Insurance (0.4%)
Axa                                             4,280            79,076

Leisure time & entertainment (--%)
Club Mediterranee                                  40             1,632

Media (--%)
Societe Television Francaise 1                    176             4,106

Metals (--%)
Pechiney Cl A                                     177             9,417

Miscellaneous (0.5%)
Cereol                                             59(b)          1,483
Essilor Intl                                      230             7,039
Publicis Groupe                                   321             7,898
Suez                                            2,682            76,353
Suez Lyonnaise des Eaux                         1,000(b)              9
Unibail                                           102             4,975
Total                                                            97,757

Multi-industry conglomerates (0.7%)
Lagardere S.C.A.                                  313            12,037
Usinor                                            528             5,864
Vivendi Universal                               2,820           120,713
Total                                                           138,614

Restaurants & lodging (0.1%)
Accor                                             586            20,684

Retail (0.2%)
Pinault-Printemps-Redoute                         299            30,813

Utilities -- gas (1.4%)
Total Fina Cl B                                 1,931           270,816

Utilities -- telephone (0.3%)
France Telecom                                  1,918            61,378

Germany (7.7%)
Airlines (0.1%)
Deutsche Lufthansa                              1,100            16,081

Automotive & related (0.9%)
Continental                                       300             4,450
DaimlerChrysler                                 2,900           117,220
Volkswagen                                        900            43,004
Total                                                           164,674

Banks and savings & loans (0.7%)
Bayer                                           1,100            33,705
Deutsche Bank                                   1,650           102,449
Marschollek, Lautenschlaeger
   und Partner                                     84             4,922
Total                                                           141,076

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
89   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Germany (cont.)
Building materials & construction (0.1%)
Buderus                                           100            $2,298
Heidelberger Zement                                32(b,d)           --
Heidelberger Zement                               100             4,906
Hochtief                                          200             3,272
Total                                                            10,476

Chemicals (0.7%)
BASF                                            1,700            65,847
Bayer                                           2,200            70,422
SGL Carbon                                        100(b)          2,092
Total                                                           138,361

Communications equipment & services (0.6%)
Deutsche Telekom                                7,637           112,760

Computers & office equipment (0.6%)
SAP                                               835           116,458

Electronics (0.1%)
Epcos                                             142             5,604
Infineon Technologies                             520            11,197
Total                                                            16,801

Food (--%)
Kamps                                             200             1,813

Health care (--%)
Qiagen                                            307(b)          5,987

Health care services (0.3%)
Fresenius Medical Care                            179            10,079
Gehe                                              200             8,205
Merck                                             400            12,318
Schering                                          600            33,493
Total                                                            64,095

Household products (0.1%)
Beiersdorf                                        200            23,762

Insurance (1.2%)
Allianz                                           645           145,210
Muenchener
Rueckversicherungs-Gesellschaft                   374            88,869
Total                                                           234,079

Miscellaneous (0.1%)
Thyssen Krupp                                   1,500            21,114
WCM Beteiligungs & Grundbesitz                    533             5,273
Total                                                            26,387

Multi-industry conglomerates (1.7%)
Linde                                             300            12,914
MAN                                               300             6,388
Preussag                                          500            14,679
Siemens                                         2,700           159,347
Veba                                            2,100           107,429
Total                                                           300,757

Retail (0.2%)
Adidas-Salomon                                    100             6,801
Douglas Holding                                   110             2,744
Karstadtquelle                                    300            11,209
Metro                                             700            22,672
Total                                                            43,426

Transportation (--%)
Deutsche Post                                     506             6,495

Utilities -- electric (0.3%)
RWE                                             1,401            52,191

Greece (0.4%)
Banks and savings & loans (0.3%)
Alpha Bank                                        620            10,312
Bank of Piraeus                                   520             4,146
Commercial Bank of Greece                         300             9,655
EFG Eurobank Ergasias                             600             7,769
Natl Bank of Greece                               820            18,877
Total                                                            50,759

Beverages & tobacco (--%)
Coca-Cola Hellenic Bottling                       420             5,728

Communications equipment & services (0.1%)
Hellenic Telecommunications
  Organization                                  1,140            18,020

Hong Kong (2.0%)
Airlines (0.1%)
Cathay Pacific Airways                          8,000            11,796

Banks and savings & loans (0.3%)
Bank of East Asia                               3,200             6,442
Hang Seng Bank                                  3,900            42,630
Total                                                            49,072

Computer software & services (--%)
Pacific Century CyberWorks                     34,355(b)          9,030

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
90   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Hong Kong (cont.)
Electronics (0.1%)
ASM Pacific Technology                          1,000            $1,987
Johnson Electric Holdings                      10,000            11,156
Total                                                            13,143

Leisure time & entertainment (--%)
Shangri-La Asia                                 4,000             3,000

Media (--%)
Oriental Press Group                              800               108
South China Morning Post                        4,000             2,231
Television Broadcasts                           1,000             4,308
Total                                                             6,647

Miscellaneous (0.6%)
Cheung Kong                                     2,000            19,169
Henderson Land Development                      4,000            16,720
Hysan Development                               2,029             2,055
Li & Fung                                       8,000            10,258
New World Development                           5,000             4,424
Sino Land                                       8,099             3,037
Sun Hung Kai Properties                         6,000            48,275
Wharf                                           6,000            13,002
Total                                                           116,940

Multi-industry conglomerates (0.6%)
Hutchison Whampoa                               9,900            91,713
Swire Pacific Cl A                              4,000            21,541
Total                                                           113,254

Retail (--%)
Esprit Holdings                                 3,040             3,937
Giordano Intl                                   4,000             1,808
Total                                                             5,745

Utilities -- electric (0.2%)
CLP Holdings                                    6,600            25,472
Hongkong Electric Holdings                      2,000             7,206
Total                                                            32,678

Utilities -- gas (0.1%)
Hong Kong & China Gas                          14,410            18,107

Ireland (0.6%)
Airlines (--%)
Ryanair Holding                                 1,548(b)          5,617

Banks and savings & loans (0.3%)
Allied Irish Bank                               2,712            31,170
Bank of Ireland                                 1,146            10,804
Total                                                            41,974

Building materials & construction (0.1%)
CRH                                             1,367            21,431

Computer software & services (--%)
IONA Technologies                                  55(b)          1,184

Financial services (--%)
Irish Life & Permanent                            684             7,302

Food (--%)
Kerry Group Cl A                                  406             5,330

Media (--%)
Independent News & Media                        1,216             2,041

Miscellaneous (0.2%)
Elan                                            1,030(b)         28,598

Multi-industry conglomerates (--%)
DCC                                               189             1,822

Paper & packaging (--%)
Jefferson Smurfit Group                         2,555             5,433

Retail (--%)
Waterford Wedgwood                              1,594             1,070

Italy (4.1%)
Airlines (--%)
Alitalia                                        4,000(b)          3,189

Automotive & related (0.1%)
Fiat                                            1,000            14,799
Pirelli                                         5,000             8,502
Total                                                            23,301

Banks and savings & loans (0.8%)
Banc Nazionale del Lavoro                       2,672             6,050
Banca Intesa                                   16,463            41,589
Banca Popolare di Milano                          680             2,599
Banco di Roma                                   3,000             6,844
Bipop-Carire                                    5,099             7,616
San Paolo-IMI                                   3,400            32,843
UniCredito Italiano                            12,250            46,933
Total                                                           144,474

Broker dealers (0.1%)
Mediobanca                                      1,750            18,532

Building materials & construction (--%)
Italcementi                                       520             3,935

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
91   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Italy (cont.)
Chemicals (--%)
Snia                                            1,300            $2,160

Communications equipment & services (0.5%)
Sirti                                             500(b)            409
Telecom Italia Mobile                          20,000            99,179
Tiscali                                           204(b)          1,690
Total                                                           101,278

Food (--%)
La Rinascente                                   1,000             3,573
Parmalot Finanziaria                            1,300             3,906
Total                                                             7,479

Insurance (0.6%)
Assicurazioni Generali                          3,530            91,933
Riunione Adriatica di Sicurta                   1,800            20,068
Total                                                           112,001

Media (0.2%)
Gruppo Editoriale L'Espresso                      833             2,266
Mediaset                                        3,000            21,722
Mondadori (Arnoldo) Editore                       500             2,970
Seat Pagine Gialle                              8,793(b)          5,905
Total                                                            32,863

Miscellaneous (--%)
Immsi                                           1,000(b)            601

Restaurants & lodging (0.1%)
Autogrill                                       1,000            10,073

Retail (--%)
Bulgari                                         1,000             7,103

Textiles & apparel (--%)
Benetton Group                                    400             4,384

Transportation (0.1%)
Autostrade-Concessioni e
  Costruzioni Autostrade                        3,448            24,401

Utilities -- electric (0.3%)
Enel                                            9,251            52,406

Utilities -- gas (0.8%)
ENI                                            10,350           134,640
Italgas                                         1,000             9,401
Total                                                           144,041

Utilities -- telephone (0.5%)
Telecom Italia                                 13,000            97,862

Japan (18.5%)
Airlines (--%)
Japan Airlines                                  4,000             9,150

Automotive & related (2.3%)
Autobacs Seven                                    100             2,164
Bridgestone                                     2,000            21,679
Denso                                           2,500            35,509
Honda Motor                                     2,300            91,470
Koyo Seiko                                      1,000             3,551
NGK Spark Plug                                  1,000             7,588
Nissan Motor                                    9,000            47,970
Toyota Motor                                    8,500           219,219
Total                                                           429,150

Banks and savings & loans (1.1%)
77 Bank                                         1,000             4,029
Asahi Bank                                      7,000             4,186
Ashikaga Bank                                   1,000(b)            994
Bank of Fukuoka                                 2,000             5,965
Bank of Yokohama                                3,000            10,114
Gunma Bank                                      1,000             4,328
Hokuriku Bank                                   2,000(b)          2,063
Joyo Bank                                       2,000             5,218
Mitsubishi Tokyo Financial Group                   14            79,122
Mitsui Trust Holdings                           2,900             3,143
Mizuho Holdings                                    21            36,421
Shizuoka Bank                                   2,000            12,140
Sumitomo Bank                                  13,000            47,037
Sumitomo Trust & Banking                        1,000             3,162
Total                                                           217,922

Beverages & tobacco (0.3%)
Asahi Breweries                                 1,000             8,074
Japan Tobacco                                       4            21,350
Kirin Brewery                                   3,000            19,937
Sapporo Breweries                               1,000             2,474
Takara Shuzo                                    1,000             6,945
Total                                                            58,780

Building materials & construction (0.6%)
Asahi Glass                                     3,000            14,174
Daikin Inds                                     1,000            15,175
Daiwa House Inds                                2,000            10,511
Kajima                                          2,000             5,083
Matsushita Electric Works                       1,000             7,797
Nippon Sheet Glass                              1,000             2,871
Nishimatsu Construction                         1,000             2,587
Obayashi                                        2,000             5,352
Okumura                                         1,000             2,512

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
92   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Japan (cont.)
Sekisui House                                   2,000           $13,755
Shimizu                                         2,000             6,354
Sumitomo Osaka Cement                           1,000             1,196
Taiheiyo Cement                                 2,000             2,691
Taisei                                          2,000             3,977
Toda                                            1,000             2,661
Tostem                                          1,000            12,447
Total                                                           109,143

Chemicals (0.6%)
Asahi Chemical Inds                             4,000            11,363
Daicel Chemicals Inds                           1,000             2,557
Dainippon Ink & Chemicals                       2,000             3,080
Denki Kagaku Kogyo
  Kabushiki Kaisha                              1,000             2,011
Ishihara Sangyo Kaisha                          1,000(b)          1,383
Kaneka      1,000      5,958
Mitsubishi Chemical                             5,000            11,363
Mitsubishi Gas Chemical                         1,000             1,480
Nippon Shokubai                                 1,000             3,342
Nitto Denko                                       400             8,911
Sekisui Chemical                                1,000             2,646
Shin-Etsu Chemical                              1,200            39,649
Showa Denko K.K.                                2,000(b)          2,347
Sumitomo Chemical                               4,000            13,306
Tosoh                                           1,000             2,310
Ube Inds                                        2,000             1,869
Total                                                           113,575

Communications equipment & services (0.4%)
Matsushita Communication Industrial               100             3,581
Nippon Telegraph & Telephone                       23            69,462
Yamaha                                          1,000             7,229
Total                                                            80,272

Computer software & services (--%)
TDK                                               200             8,926

Computers & office equipment (0.9%)
Canon                                           3,000            98,451
CSK                                               200             3,902
Fuji Soft ABC                                     100             3,259
Fujitsu                                         5,000            30,463
Konami                                            300             7,468
Meitec                                            100             2,288
Ricoh                                           1,000            16,596
Softbank                                          900            13,328
Trans Cosmos                                      100             2,273
Total                                                           178,028

Consumer finance -- personal loans (0.2%)
ACOM                                              400            23,922
Takefuji                                          400            23,742
Total                                                            47,664

Electronics (3.3%)
Advantest                                         300            16,237
Alps Electric                                   1,000             8,163
Casio Computer                                  1,000             3,476
Fanuc                                             500            21,193
Hirose Electric                                   100             6,220
Hitachi                                         9,000            56,448
Kyocera                                           500            29,154
Matsushita Electric                             6,000            77,102
Minebea                                         1,000             5,255
Mitsubishi Electric                             6,000            21,036
Murata Mfg                                        700            38,357
NEC                                             5,000            39,246
NGK Insulators                                  1,000             6,279
Omron                                           1,000            12,148
Rohm                                              300            39,224
Sanyo Electric                                  5,000            19,137
Sharp                                           3,000            30,679
Sony                                            2,600           114,090
Tohoku Electric Power                           1,300            16,618
Tokyo Electron                                    500            25,604
Toshiba                                         8,000            25,477
Yokogawa Electric                               1,000             6,833
Total                                                           617,976

Energy (--%)
Cosmo Oil                                       1,000             1,465

Financial services (0.6%)
Credit Saison                                     400             7,027
Daiwa Securities Group                          4,000            18,749
Nikko Cordial                                   2,000             7,012
Nomura Securities                               5,000            54,832
Orix                                              220            17,532
Promise                                           300            13,456
Total                                                           118,608

Food (0.3%)
Ajinomoto                                       2,000            17,626
Katokichi                                         100             1,607
Kikkoman                                        1,000             5,143
Meiji Milk Products                             1,000             2,123
Meiji Seika Kaisha                              1,000             3,454
Nichirei                                        1,000             2,400
Nippon Meat Packers                             1,000             9,292

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
93   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Japan (cont.)
Nisshin Flour Milling                           1,000            $5,233
Nissin Food Products                              300             5,797
Snow Brand Milk Products                        1,000(b)          1,002
Yamazaki Baking                                 1,000             4,882
Total                                                            58,559

Health care (--%)
Kanebo                                          1,000(b)          1,428
Terumo                                            500             5,621
Total                                                             7,049

Health care services (1.1%)
Chugai Pharmaceutical                           1,000            10,383
Daiichi Pharmaceutical                          1,000            19,249
Eisai                                           1,000            22,726
Kyowa Hakko Kogyo                               1,000             4,545
Sankyo                                          1,000            14,921
Shionogi                                        1,000            14,203
Taisho Pharmaceutical                           1,000            14,727
Takeda Chemical Inds                            2,000            79,390
Yamanouchi Pharmaceutical                       1,000            24,221
Total                                                           204,365

Household products (0.3%)
Kao                                             2,000            36,779
Shiseido                                        1,000             8,432
Toto                                            1,000             4,194
Total                                                            49,405

Industrial equipment & services (0.6%)
Amada                                           1,000             4,635
Ebara                                           1,000             5,794
Fuji Machine Mfg                                  100             1,196
Hitachi Zosen                                   2,000(b)            867
Ishikawajima-Harima Heavy Inds                  3,000             4,396
Japan Energy                                    2,000             2,153
JGC                                             1,000             7,027
Kinden                                          1,000             3,917
Komatsu                                         2,000             6,100
Kubota                                          4,000            10,436
Marubeni                                        3,000(b)          1,772
Mitsubishi Heavy Inds                           9,000            23,480
Mitsui Engineering & Shipbuilding               2,000(b)          1,660
Nidec                                             200            10,914
Nippon Mitsubishi Oil                           4,000            15,758
SMC                                               200            20,033
Sumitomo Heavy Inds                             1,000(b)            471
Total                                                           120,609

Industrial transportation (0.6%)
Central Japan Railway                               5            27,659
East Japan Railway                                 11            47,694
Kamigumi                                        1,000             3,626
Nippon Express                                  3,000            10,383
Tobu Railway                                    2,000             4,650
Tokyu                                           3,000             8,298
Yamato Transport                                1,000            15,923
Total                                                           118,233

Insurance (0.3%)
Mitsui Marine & Fire Insurance                  4,180            19,030
Tokio Marine & Fire Insurance                   4,000            28,227
Yasuda Fire & Marine Insurance                  1,000             5,046
Total                                                            52,303

Leisure time & entertainment (0.4%)
Namco                                             100             1,719
Nintendo                                          400            57,682
Oriental Land                                     300            16,932
Sega Enterprises                                  300(b)          5,371
Total                                                            81,704

Media (0.1%)
Asatsu-Dk                                         100             1,787
Dai Nippon Printing                             2,000            18,045
Fuji Television Network                             1             3,910
Total                                                            23,742

Metals (0.3%)
Kawasaki Steel                                  7,000             7,221
Mitsubishi Materials                            3,000             4,575
Mitsui Mining & Smelting                        1,000             2,953
Nippon Steel                                   17,000            23,637
NSK                                             1,000             3,768
NTN                                             1,000             1,854
Sumitomo Metal Inds                             2,000(b)          7,281
Sumitomo Metal Mining                           8,000             2,512
Total                                                            53,801

Miscellaneous (1.7%)
Benesse                                           300             6,863
Daito Trust Construction                          300             4,048
Daiwa Bank Holdings                             5,000(b)          2,878
Fuji Photo Film                                 1,000            31,846
Hoya                                              300            17,246
Itochu                                          4,000             8,582
Konica                                          1,000             5,427
Mitsubishi                                      4,000            25,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
94   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Japan (cont.)
Mitsubishi Estate                               3,000           $18,390
Mitsui Fudosan                                  2,000            13,007
Nikon                                           1,000             6,907
Nippon Suisan Kaisha                            1,000             1,346
NTT Data                                            2             6,085
NTT DoCoMo                                          6            62,793
Olympus Optical                                 1,000            13,815
Pioneer                                           500            11,008
Sanrio                                            200             1,420
Secom                                             500            22,651
Shimano                                           300             3,745
Sumitomo                                        3,000            13,882
Toppan Printing                                 2,000            15,624
Toyo Seikan Kaisha                              1,000            11,310
UFJ Holdings                                        3(b)          5,651
World                                             150             3,936
Total                                                           313,578

Multi-industry conglomerates (0.1%)
Kawasaki Heavy Inds                             3,000(b)          2,646
Mitsui                                          4,000            19,855
Total                                                            22,501

Paper & packaging (0.2%)
Mitsubishi Paper Mills                          1,000             1,331
Nippon Unipac Holding                               3            13,276
Oji Paper                                       3,000            12,245
Uni-Charm                                         200             4,949
Total                                                            31,801

Real estate investment trust (--%)
Sumitomo Realty & Development                   1,000             4,171

Retail (0.8%)
Aoyamma Trading                                   200             1,642
Citizen Watch                                   1,000             4,994
Daiei                                           2,000(b)          1,839
Daimaru                                         1,000             3,222
Hankyu Dept Store                               1,000             5,293
Isetan                                          1,000             9,038
Ito-Yokado                                      1,000            37,078
Jusco                                           1,000            19,100
Marui                                           1,000            10,854
Mitsukoshi                                      1,000             2,564
Seiyu                                           1,000(b)          2,175
Seven-Eleven                                    1,000            31,696
Shimachu                                          100             1,235
Shimamura                                         100             5,644
Takashimaya                                     1,000             5,151
Uny                                             1,000             8,791
Total                                                           150,316

Textiles & apparel (0.2%)
Gunze                                           1,000             3,588
Kuraray                                         1,000             5,382
Mitsubishi Rayon                                2,000             5,666
Nisshinbo Inds                                  1,000             3,753
Teijin                                          2,000             6,459
Toray Inds                                      4,000             9,420
Toyobo                                          2,000             2,377
Total                                                            36,645

Transportation (0.2%)
Kawasaki Kisen Kaisha                           1,000             1,308
Keihin Electric Express Railway                 1,000             3,573
Keio Electric Railway                           1,000             4,231
Kinki Nippon Railway                            4,120            12,567
Nippon Yusen Kabushiki Kaisha                   3,000             9,330
West Japan Railway                                  1             3,827
Total                                                            34,836

Utilities -- electric (0.7%)
Chubu Electric Power                              800            12,798
Kansai Electric Power                           2,700            36,755
Kyushu Electric Power                             500             6,915
Tokyo Electric Power                            3,800            74,852
Total                                                           131,320

Utilities -- gas (0.2%)
Osaka Gas                                       6,000            13,321
Showa Shell Sekiyu K.K.                         1,000             5,472
Teikoku Oil                                     1,000             3,596
Tokyo Gas                                       7,000            17,530
Total                                                            39,919

Wire & cable (0.1%)
Fujikura                                        1,000             3,656
Furukawa Electric                               2,000             9,927
Sumitomo Electric Inds                          2,000            12,409
Total                                                            25,992

Netherlands (5.7%)
Airlines (--%)
KLM                                               131             1,748

Banks and savings & loans (0.4%)
ABN AMRO Holding                                4,422            76,636

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
95   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Netherlands (cont.)
Beverages & tobacco (0.2%)
Heineken                                          865           $33,288

Chemicals (0.2%)
Akzo Nobel                                        863            37,023

Communications equipment & services (0.1%)
KPN                                             4,763            22,758

Computer software & services (--%)
Getronics                                         808             2,692

Computers & office equipment (--%)
Oce                                               197             2,061

Electronics (0.7%)
ASM Lithography Holding                         1,326(b)         24,624
Koninklijke (Royal)
  Philips Electronics                           4,028           109,515
Total                                                           134,139

Food (0.8%)
Koninklijke Ahold                               2,256            57,880
Koninklijke Numico                                217             5,050
Unilever                                        1,750            98,081
Total                                                           161,011

Insurance (1.1%)
Aegon                                           3,336            77,833
ING Groep                                       5,631           141,075
Total                                                           218,908

Media (0.3%)
Elsevier                                        1,847            21,594
VNU                                               315             9,749
Wolters Kluwer                                    865            18,000
Total                                                            49,343

Miscellaneous (--%)
Buhrmann                                          232             2,379
Vedior                                            233             2,660
Total                                                             5,039

Multi-industry conglomerates (--%)
Hagemeyer                                         248             4,247

Retail (--%)
Royal Vendex KBB                                  231             2,567

Transportation (0.1%)
IHC Caland                                         65             3,123
TNT Post Group                                  1,147            23,768
Total                                                            26,891

Utilities -- gas (1.8%)
Royal Dutch Petroleum                           6,411           316,817

New Zealand (0.1%)
Communications equipment & services (0.1%)
Telecom Corp of New Zealand                     2,949             6,661

Miscellaneous (--%)
Auckland Intl Airport                             691             1,118
Rubicon                                           565(b)            141
Total                                                             1,259

Paper & packaging (--%)
Carter Holt Harvey                              4,053             3,237

Retail (--%)
Warehouse Group                                   474             1,317

Utilities -- electric (--%)
Contact Energy                                  1,411             2,207

Norway (0.5%)
Airlines (--%)
SAS                                               135(b)            986

Banks and savings & loans (0.1%)
DNB Holding                                     3,100            13,962

Communications equipment & services (--%)
Telenor                                         1,186             4,612

Computers & office equipment (--%)
Merkantildata                                     300(b)            299

Energy (0.2%)
Norsk Hydro                                       757            31,723
Smedvig Cl A                                      270             1,869
Total                                                            33,592

Energy equipment & services (--%)
Petroleum Geo-Services                            200(b)          1,461

Industrial equipment & services (--%)
Kvaerner                                          673(b)            662

Insurance (--%)
Storebrand                                        600             3,460

Media (--%)
Schibsted                                         200             1,944

Metals (--%)
Elkem                                             135             2,484

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
96   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Norway (cont.)
Miscellaneous (0.1%)
Statoil                                         1,702(b)        $10,938
Tomra Systems                                     400             2,636
Total                                                            13,574

Multi-industry conglomerates (0.1%)
Orkla                                             835            14,125

Paper & packaging (--%)
Norske Skotindustrier                             250             4,284

Transportation (--%)
Bergesen Cl B                                      35               523
Bergesen d.y. Cl A                                135             2,232
Total                                                             2,755

Portugal (0.5%)
Banks and savings & loans (0.2%)
Banco Comercial Portugues                       5,594            19,554
Banco Espirito Santo                              489             6,104
Total                                                            25,658

Building materials & construction (--%)
Cimpor-Cimentos de Portugal                       392             6,902

Financial services (--%)
BPI                                             1,462             3,096

Food (--%)
Jeronimo Martins                                  200             1,453

Miscellaneous (--%)
Brisa-Auto Estradas de Portugal                 1,750             7,352
Paper & packaging (--%)
Portucel-Empresa Produtora
  de Pasta e Papel                                965             1,055

Retail (--%)
Sonae                                           5,779             4,030

Utilities -- electric (0.1%)
EDP-Electricidade de Portugal                   8,755            17,713

Utilities -- telephone (0.2%)
Portugal Telecom                                2,994            22,297

Singapore (1.0%)
Airlines (0.1%)
Singapore Airlines                              3,000            21,076

Automotive & related (--%)
Cycle & Carriage                                1,006             2,137

Banks and savings & loans (0.5%)
DBS Group Holdings                              4,000            32,239
Oversea-Chinese Banking                         4,000            28,101
United Overseas Bank                            3,112            25,252
Total                                                            85,592

Beverages & tobacco (--%)
Fraser & Neave                                  1,000             4,547

Communications equipment & services (0.1%)
Singapore Telecommunications                   15,000            14,050

Electronics (0.1%)
Chartered Semiconductor Mfg                     3,000(b)          7,450
Venture Mfg                                     1,000             8,387
Total                                                            15,837

Health care services (--%)
Parkway Holdings                                2,000             1,029

Industrial equipment & services (--%)
Singapore Technologies
  Engineering                                   7,000             8,882

Leisure time & entertainment (--%)
Hotel Properties                                1,000               703

Media (0.1%)
Singapore Press Holdings                        1,000            12,798

Miscellaneous (0.1%)
Capitaland                                      6,000(b)          6,927
City Developments                               2,000             7,678
First Capital                                   1,000               752
United Overseas Land                            1,000               958
Wing Tai Holdings                               2,000             1,133
Total                                                            17,448

Multi-industry conglomerates (--%)
Keppel                                          2,000             4,356
Sembcorp Inds                                   4,000             4,052
Total                                                             8,408

Transportation (--%)
Comfort Group                                   1,500               535
Neptune Orient Lines                            3,000(b)          1,765
Total                                                             2,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
97   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Spain (3.0%)
Banks and savings & loans (1.2%)
Banco Bilbao Vizcaya Argentaria                 9,430          $107,165
Banco Santander Central Hispano                13,324           103,469
Corporacion Mapfre                                426             2,861
Total                                                           213,495

Beverages & tobacco (0.1%)
Altadis                                           864            13,910

Building materials & construction (0.1%)
ACS, Actividades de
  Construccion y Servicios                        129             3,293
Autopistas, Concesionaria Espanola                686             6,201
Fomento de Construcciones y
  Contractas                                      283             5,908
Grupo Dragados                                    405             5,457
Total                                                            20,859

Communications equipment & services (0.8%)
Telefonica                                     13,253(b)        155,746

Food (--%)
Azucarera Ebro Agricolas                           51               487

Health care (--%)
Zeltia                                            483(b)          3,742

Metals (--%)
Acerinox                                          138             4,610

Miscellaneous (--%)
Metrovacesa                                       128             1,744
Puleva Biotech                                     31(d)             --
Sociedad General de
  Aguas de Barcelona                                3                33
Vallehermoso                                      304             1,942
Total                                                             3,719

Multi-industry conglomerates (0.2%)
Aguas de Barcelona                                328             3,651
Repsol-YPF                                      3,602            43,105
Total                                                            46,756

Restaurants & lodging (--%)
Sol Melia                                         404             2,974

Retail (0.1%)
Industria de Diseno Textil                        632(b)         12,041
TelePizza                                         505(b)            674
Total                                                            12,715

Utilities -- electric (0.4%)
Endesa                                          2,812            40,793
Iberdrola                                       2,660            31,603
Union Electrica Fenosa                            717            11,161
Total                                                            83,557

Utilities -- gas (0.1%)
Gas Natural SDG Cl E                            1,054            18,847

Sweden (2.0%)
Automotive & related (0.1%)
Volvo Cl A                                        300             4,370
Volvo Cl B                                        700            10,725
Total                                                            15,095

Banks and savings & loans (0.4%)
Nordic Baltic Holding                           7,199            35,522
Skandinaviska Enskilda Banker Cl A              1,720            15,196
Svenska Handelsbanken Cl A                      1,900            27,144
Svenska Handelsbanken Cl B                        100             1,363
Total                                                            79,225

Beverages & tobacco (--%)
Swedish Match                                     743             4,260

Building materials & construction (--%)
Skanska Cl B                                    1,200             7,613

Communications equipment & services (0.7%)
Ericsson (LM) Cl B                             23,500           102,043
NetCom Cl B                                       350(b)         10,592
Telia                                           4,400            17,121
Total                                                           129,756

Computer software & services (--%)
WM-Data Cl B                                    1,000             2,256

Financial services (--%)
OM Gruppen                                        200             2,171

Furniture & appliances (0.1%)
Electrolux Series B                               800            12,143

Health care (--%)
Gambro Cl A                                       500             2,937
Gambro Cl B                                       200             1,175
Total                                                             4,112

Industrial equipment & services (0.1%)
Atlas Copco Cl A                                  300             7,021
Atlas Copco Cl B                                  100             2,204
Sandvik                                           600            12,858
Total                                                            22,083

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
98   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

Sweden (cont.)
Insurance (0.1%)
Skandia Forsakrings                             3,000           $17,059

Media (--%)
Modern Times Group Cl B                           159(b)          3,676

Metals (0.1%)
Assa Abloy Cl B                                   800            10,677
SAPA                                              100             1,438
SKF Cl A                                          100             1,908
SKF Cl B                                          100             2,115
SSAB Svenskt Stal Series A                        200             2,002
Total                                                            18,140

Miscellaneous (0.1%)
Diligentia                                        200(d)             --
Drott Cl B                                        300             3,017
Securitas Cl B                                  1,000            18,798
Total                                                            21,815

Multi-industry conglomerates (--%)
Trelleborg Cl B                                   200             1,588

Paper & packaging (0.1%)
Billerud                                           92(b)            631
Svenska Cellulosa Cl B                            500            14,333
Total                                                            14,964

Retail (0.2%)
Hennes & Mauritz Cl B                           1,925            34,738

Switzerland (7.3%)
Banks and savings & loans (1.6%)
Credit Suisse Group                             3,450(b)        132,514
UBS                                             4,016           181,820
Total                                                           314,334

Building materials & construction (0.1%)
Holcim Cl B                                       100            21,293

Chemicals (0.2%)
Ciba Specialty Chemicals                           98(b)          6,226
Clariant                                          211(b)          4,006
Lonza                                              20            12,501
Syngenta                                          272(b)         14,667
Total                                                            37,400

Communications equipment & services (0.3%)
Ascom Holding Cl R                                 56               631
Kudelski                                          116(b)          6,231
Swisscom                                          150            43,288
Total                                                            50,150

Computers & office equipment (--%)
Logitech Intl                                     127(b)          5,379

Electronics (0.2%)
ABB                                             3,640(b)         31,365
Unaxis Holding                                     32(b)          3,089
Total                                                            34,454

Food (1.4%)
Nestle                                          1,209           262,029

Health care (2.5%)
Givaudan                                           22             6,979
Novartis                                        8,713           298,527
Roche Holding                                     357            28,676
Roche Holding                                   2,073(b)        137,752
Synthes - Stratec                                   7             4,539
Total                                                           476,473

Industrial equipment & services (--%)
Fischer (Georg)                                    10             1,755
Sulzer                                             10             1,717
Sulzer Medica                                      20             1,052
Total                                                             4,524

Insurance (0.2%)
Zurich Financial Services                         243            47,484

Leisure time & entertainment (--%)
Kuoni Reisen                                       16             4,131

Media (--%)
PubliGroupe                                         6               981

Miscellaneous (0.6%)
Adecco                                            500            26,157
Serono                                             10(b)          8,003
SGS Societe Generale de
  Surveillance Holding                             10             1,811
Swiss Re                                          885(b)         80,135
Total                                                           116,106

Retail (0.2%)
Charles Voegele Holding                            21               654
Compagnie Financiere Richemont                    615(b)         12,144
Swatch Group                                      500(b)         14,648
Valora Holding                                     10             1,606
Total                                                            29,052

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
99   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

United Kingdom (22.7%)
Aerospace & defense (0.2%)
British Aerospace                               7,791           $37,437

Airlines (--%)
British Airways                                 2,538             7,335

Automotive & related (--%)
GKN                                             1,674             6,453

Banks and savings & loans (4.8%)
Barclays                                        4,636           146,308
HBOS                                            9,605           114,436
HSBC Holdings                                  26,018           291,598
Lloyds TSB Group                               15,459           165,392
Royal Bank of Scotland Group                    7,535           190,089
Total                                                           907,823

Beverages & tobacco (1.1%)
British American Tobacco                        5,655            49,551
Cadbury Schweppes                               5,400            32,588
Diageo                                          9,201           107,151
Imperial Tobacco Group                            730             9,389
Scottish & Newcastle                              910             7,254
Total                                                           205,933

Building materials & construction (0.3%)
AMEC                                              478             2,993
Balfour Beatty                                    935             2,729
Barratt Developments                              509             2,985
Berkeley Group (The)                              276             3,004
Caradon                                         1,018             1,777
Hanson                                          1,845            11,890
Kingfisher                                      3,003            16,711
Pilkington                                      2,433             3,568
RMC Group                                         569             4,704
Taylor Woodrow                                    879             2,360
Wimpey (George)                                   813             2,620
Wolseley                                        1,347            10,394
Total                                                            65,735

Chemicals (0.1%)
BOC Group                                       1,364            19,701
Imperial Chemical Inds                          1,721             8,039
Total                                                            27,740

Communications equipment & services (2.8%)
BT Group                                       23,929            75,924
BTG                                               246(b)          2,218
Cable & Wireless                                3,909            14,695
Natl Grid Group                                 3,965            25,161
Vodafone AirTouch                             189,436           407,622
Total                                                           525,620

Computer software & services (0.2%)
CMG                                             1,419             4,928
Logica                                          1,051             7,932
Misys                                           1,305             5,930
Sage Group (The)                                3,029            10,305
Total                                                            29,095

Electronics (0.2%)
ARM Holdings                                    2,222(b)         10,300
Chubb                                           1,717             4,125
Electrocomponents                               1,019             6,906
FKI                                             1,243             2,811
Invensys                                        8,574            13,874
Marconi                                         6,498             2,296
Pace Micro Technology                             528             2,545
Total                                                            42,857

Energy (2.5%)
BP Amoco                                       62,431           483,523

Financial services (0.2%)
Amvescap                                        2,024            27,375
Man Group                                         339             6,190
Provident Financial                               573             5,491
Schroders                                         699             8,417
Total                                                            47,473

Food (0.6%)
Compass Group                                   5,815            42,736
Safeway                                         1,480             6,317
Tate & Lyle                                       996             4,617
Unilever                                        8,105            65,235
Uniq                                              263               598
Total                                                           119,503

Health care (0.1%)
Smith & Nephew                                  2,150            11,911


Health care services (3.5%)
AstraZeneca Group                               4,873           223,829
GlaxoSmithKline                                17,354           414,253
Nycomed Amersham                                1,489            13,837
SSL Intl                                          402             3,065
Total                                                           654,984

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
100   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

United Kingdom (cont.)
Industrial equipment & services (0.1%)
BBA Group                                         966            $3,495
Smiths Inds                                     1,293            12,500
Total                                                            15,995

Insurance (0.9%)
CGNU                                            6,274            73,242
Legal & General Group                          13,721            30,591
Prudential                                      5,244            55,363
Royal & Sun Alliance Group                      2,011             9,486
Total                                                           168,682

Leisure time & entertainment (0.3%)
Airtours                                        1,124             4,226
Bass                                            2,376            24,110
Carlton Communications                          1,453             4,241
EMI Group                                       1,800             8,141
Hilton Group                                    3,429            10,443
P & O Princess Cruises                          1,520             8,566
Rank Group                                      1,688             6,119
Total                                                            65,846

Media (0.8%)
British Sky Broadcasting Group                  3,797(b)         35,955
Daily Mail & General Trust                        406             3,672
Pearson                                         2,130            24,625
Reed Intl                                       3,489            28,674
Reuters Group                                   3,710            31,565
United Business Media                             462             3,278
WPP Group                                       2,895            28,232
Total                                                           156,001

Metals (0.3%)
Corus Group                                     7,377(b)          8,106
Rio Tinto                                       2,964            58,228
Total                                                            66,334

Miscellaneous (0.7%)
3i Group                                        1,400            15,156
AWG                                               594(b)          4,458
BHP Billiton                                    3,240            17,378
British Land                                    1,218             8,431
Canary Wharf Group                              1,609(b)          9,960
Capita Group                                    1,500             9,010
Celltech Group                                    615(b)          6,336
De La Rue                                         418             2,466
Granada Compass                                 6,738            11,761
Great Portland Estates                            494             1,707
Hammerson                                         629             4,423
Kidde                                           1,717             1,565
Land Securities                                 1,277            15,223
Reckitt Benckiser                                 797            11,670
Severn Trent                                      410             4,207
Slough Estates                                    897             4,456
United Utilities                                1,301            11,069
Wincanton                                         263               706
Total                                                           139,982

Multi-industry conglomerates (0.2%)
Hays                                            4,052            11,052
IMI                                               764             2,824
Johnson Matthey                                   476             6,055
Rentokil Initial                                5,118            19,005
Total                                                            38,936

Paper & packaging (0.1%)
Bunzl                                             992             6,590
Rexam                                             862             5,214
Total                                                            11,804

Restaurants & lodging (--%)
Whitbread                                         416             3,581

Retail (1.1%)
Boots                                           2,127            19,600
Dixon Group                                     5,004            15,700
Great Universal Stores                          2,778            25,972
Marks & Spencer                                 7,693            41,642
Next                                              444             5,867
Sainsbury (J)                                   4,514            25,008
Signet Group                                    2,390             3,513
Tesco                                          19,219            63,764
Total                                                           201,066

Transportation (0.3%)
BAA                                             2,917            26,034
Brambles Inds                                   1,877(b)          8,635
Ocean Group                                       698             7,596
Peninsular & Oriental
  Steam Navigation                              1,520             4,731
Railtrack Group                                 1,198(d)             --
Stagecoach Holdings                             3,754             3,714
Total                                                            50,710

Utilities -- electric (0.3%)
Innogy Holdings                                   204               576
Natl Power                                      2,704(b)          7,825
Scottish & Southern Energy                      1,202            10,567

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
101   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Issuer                                          Shares          Value(a)

United Kingdom (cont.)
ScottishPower                                   4,978           $30,181
Total                                                            49,149

Utilities -- gas (1.0%)
BG Group                                        9,331            37,848
Centrica                                       10,702            34,712
Lattice Group                                   9,686(b)         22,519
Shell Transport & Trading                      13,571            92,159
Total                                                           187,238

Total common stocks
(Cost: $24,103,952)                                         $17,777,019

Preferred stocks & other (0.3%)
Issuer                                          Shares          Value(a)

Australia (0.2%)
AMP
  Rights                                        1,344(b,d)      $    --
News Corp                                       5,726(b)         33,714
Total                                                            33,714

France (--%)
Casino Cl A
  Warrants                                         15(b)             40
Casino Cl B
  Warrants                                         15(b)             50
Total                                                                90

Germany (0.1%)
Dyckerhoff                                        128(b)          1,890
Hugo Boss                                         149(b)          3,366
ProSieben Sat.1 Media                             357(b)          1,521
RWE                                               200(b)          5,815
Volkswagen                                        200(b)          6,340
Total                                                            18,932

Hong Kong (--%)
QPL Intl Holdings
  Warrants                                        200(b)              8

Italy (--%)
Fiat                                              210(b)          2,178
Fiat
  Rights                                        1,010(b)            154
Total                                                             2,332

Spain (--%)
Telefonica
  Rights                                       13,253(b)          3,081

United Kingdom (--%)
TI Automotive Cl A                              1,190(b,d)           --

Total preferred stocks & other
(Cost: $73,515)                                                 $58,157

Bond (--%)
Issuer                                  Coupon       Principal         Value(a)
                                         rate         amount
Australia
AMP
(Australian Dollar)
                                          5.95%         3,600           $1,650
Total bond
(Cost: $2,605)                                                          $1,650

Short-term security (3.3%)
Issuer                                   Rate         Shares          Value(a)
Investment company
Bank of New York
  Cash Reserve Fund                       2.35%       629,528(c)      $629,528

Total short-term security
(Cost: $629,528)                                                      $629,528

Total investments in securities
(Cost: $24,809,600)(e)                                             $18,466,354

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
102   AXP INDEX FUNDS -- ANNUAL REPORT

AXP International Equity Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b)  Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                          Contracts

     Purchase contracts
     CAC 40                                                           4
     FTSE 100                                                         7
     Nikkei 300                                                       3
     OMX 100                                                          8
     SPI 200                                                          4

(d)  Negligible market value.

(e) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $24,872,721 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $   523,817
     Unrealized depreciation                                 (6,930,184)
                                                             ----------
     Net unrealized depreciation                            $(6,406,367)
                                                            -----------
--------------------------------------------------------------------------------
103   AXP INDEX FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Nasdaq 100 Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (100.1%)
Issuer                                          Shares          Value(a)

Automotive & related (0.5%)
PACCAR                                          2,146          $142,173

Communications equipment & services (7.5%)
ADC Telecommunications                         24,590(b)        119,999
Brocade Communications Systems                  5,814(b)        211,630
CIENA                                           9,692(b)        123,088
EchoStar Communications Cl A                    6,201(b)        169,287
Ericsson (LM) ADR Cl B                         25,381(c)        110,154
JDS Uniphase                                   34,765(b)        243,355
QUALCOMM                                       23,003(b)      1,015,123
RF Micro Devices                                4,730(b)         86,606
Tellabs                                         5,830(b)         90,132
Total                                                         2,169,374

Computer software & services (18.9%)
Adobe Systems                                   5,800           195,460
BEA Systems                                     9,197(b)        166,742
Citrix Systems                                  5,564(b)         95,979
Compuware                                       5,722(b)         77,819
Electronic Arts                                 3,448(b)        182,985
i2 Technologies                                11,298(b)         83,944
Intuit                                          6,665(b)        261,601
Microsoft                                      46,248(b)      2,946,459
PeopleSoft                                     10,678(b)        346,928
Siebel Systems                                 13,513(b)        478,226
VeriSign                                        5,499(b)        169,699
VERITAS Software                               10,224(b)        435,031
Total                                                         5,440,873

Computers & office equipment (20.9%)
Apple Computer                                 12,209(b)        301,806
Check Point Software
  Technologies                                  5,936(b,c)      216,664
Cisco Systems                                  65,383(b)      1,293,275
Comverse Technology                             4,805(b)        102,683
Concord EFS                                    14,178(b)        413,289
Dell Computer                                  23,957(b)        657,620
Fiserv                                          5,841(b)        247,892
Gemstar-TV Guide Intl                          10,835(b)        197,197
Juniper Networks                                5,300(b)         81,196
Mercury Interactive                             2,197(b)         83,750
Network Appliance                               8,639(b)        155,070
NVIDIA                                          3,899(b)        256,320
Oracle                                         57,861(b)        998,681
Rational Software                               5,061(b)        118,832
Sanmina-SCI                                    13,899(b)        204,037
Sun Microsystems                               35,183(b)        378,569
Symantec                                        1,787(b)        139,297
Synopsys                                        1,379(b)         71,543
Yahoo!                                          6,832(b)        117,784
Total                                                         6,035,505

Electronics (21.3%)
Altera                                         13,517(b)        339,547
Applied Materials                              10,533(b)        459,765
Applied Micro Circuits                          8,635(b)         87,818
Atmel                                           8,710(b)         67,067
Broadcom Cl A                                   4,229(b)        179,606
Conexant Systems                                7,019(b)         91,528
Flextronics Intl                               13,177(b,c)      292,529
Integrated Device Technology                    2,470(b)         75,459
Intel                                          58,642         2,054,815
KLA-Tencor                                      5,603(b)        320,940
Linear Technology                              10,557           436,743
Maxim Integrated Products                      11,291(b)        626,537
Microchip Technology                            2,765(b)        104,213
Molex                                           2,433            74,328
Novellus Systems                                3,645(b)        155,678
PMC-Sierra                                      4,557(b)        108,776
QLogic                                          2,357(b)        115,328
Vitesse Semiconductor                           5,148(b)         64,710
Xilinx                                         11,056(b)        479,278
Total                                                         6,134,665

Financial services (1.1%)
Paychex                                         8,860           325,162

Health care (12.8%)
Amgen                                          12,159(b)        674,825
Andrx Group                                     1,723(b)        101,209
Biogen                                          4,534(b)        245,833
Biomet                                          9,058           292,483
Cephalon                                        1,155(b)         75,745
Chiron                                          6,601(b)        279,684
Genzyme-General Division                        6,637(b)        302,714
Gilead Sciences                                 2,357(b)        154,171
Human Genome Sciences                           3,172(b)         89,228
ICOS                                            1,307(b)         55,940

See accompanying notes to investments in securities.

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104   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund

Issuer                                          Shares          Value(a)

Health care (cont.)
IDEC Pharmaceuticals                            4,137(b)       $245,986
ImClone Systems                                 1,864(b)         35,714
Immunex                                        18,641(b)        521,016
Invitrogen                                      1,240(b)         66,786
MedImmune                                       6,623(b)        280,617
Millennium Pharmaceuticals                      6,092(b)        115,809
Protein Design Labs                             2,108(b)         46,924
Sepracor                                        1,959(b)         96,696
Total                                                         3,681,380

Health care services (0.7%)
Abgenix                                         2,044(b)         48,709
Cytyc                                           3,055(b)         69,379
Express Scripts Cl A                            1,762(b)         80,682
Total                                                           198,770

Indexes (3.6%)
Nasdaq-100 Index Tracking                      27,109(b)      1,044,781

Industrial equipment & services (0.9%)
Cintas                                          5,080           254,102

Media (4.6%)
Adelphia Communications Cl A                    6,080(b)        156,925
Charter Communications Cl A                     7,630(b)         94,002
Comcast Cl A                                   11,184(b)        397,367
eBay                                            5,120(b)        303,206
TMP Worldwide                                   2,958(b)        125,922
USA Networks                                    8,944(b)        255,709
Total                                                         1,333,131

Multi-industry conglomerates (0.5%)
Apollo Group Cl A                               2,894(b)        135,005

Paper & packaging (0.3%)
Smurfit-Stone Container                         5,967(b)         94,338

Restaurants & lodging (1.1%)
Starbucks                                      13,227(b)        314,406

Retail (3.3%)
Amazon.com                                      6,158(b)         87,382
Bed Bath & Beyond                               9,732(b)        336,532
CDW Computer Centers                            2,215(b)        122,667
Costco Wholesale                                5,943(b)        273,378
Staples                                         7,725(b)        140,750
Total                                                           960,709

Utilities -- telephone (2.0%)
Nextel Communications Cl A                     24,506(b)        197,273
PanAmSat                                        5,039(b)        109,850
WorldCom-WorldCom Group                        26,562(b)        266,949
Total                                                           574,072

Total common stocks
(Cost: $48,733,643)                                         $28,838,446

Total investments in securities
(Cost: $48,733,643)(d)                                      $28,838,446

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 2.1% of net assets.

(d) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $49,659,188 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $  1,212,416
     Unrealized depreciation                                (22,033,158)
                                                            -----------
     Net unrealized depreciation                           $(20,820,742)
                                                           ------------

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105   AXP INDEX FUNDS -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP S&P 500 Index Fund
Fiscal year ended Jan. 31, 2002

Class D
Income distribution taxable as dividend income, 77.21% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.02895

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.02476
Total distributions                                                    $0.05371

The distribution of $0.05371 per share, payable Dec. 21, 2001, consisted of $0.01699 from net investment income, $0.01196 from net short-term capital gains (a total of $0.02895 taxable as dividend income) and $0.02476 from net long-term capital gains.

Class E
Income distribution taxable as dividend income, 77.21% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.03705

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.02476
Total distributions                                                    $0.06181

The distribution of $0.06181 per share, payable Dec. 21, 2001, consisted of $0.02509 from net investment income, $0.01196 from net short-term capital gains (a total of $0.03705 taxable as dividend income) and $0.02476 from net long-term capital gains.

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106   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Mid Cap Index Fund
Fiscal year ended Jan. 31, 2002

Class D
Income distribution taxable as dividend income, 73.78% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.02607

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.19211
Total distributions                                                    $0.21818

The distribution of $0.21818 per share, payable Dec. 21, 2001, consisted of $0.01817 from net investment income and $0.00790 from net short-term capital gains (a total of $0.02607 taxable as dividend income) and $0.19211 from net long-term capital gains.

Class E
Income distribution taxable as dividend income, 73.78% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.03790

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.19211
Total distributions                                                    $0.23001

The distribution of $0.23001 per share, payable Dec. 21, 2001, consisted of $0.03000 from net investment income and $0.00790 from net short-term capital gains (a total of $.03790 taxable as dividend income) and $0.19211 from net long-capital gains.

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107   AXP INDEX FUNDS -- ANNUAL REPORT
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AXP Total Stock Market Index Fund
Fiscal year ended Jan. 31, 2002

Class D
Income distribution taxable as dividend income, 84.61% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.02551

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.01736
Total distributions                                                    $0.04287

The distribution of $0.04287 per share, payable Dec. 21, 2001, consisted of $0.01858 from net investment income, $0.00693 from net short-term capital gains (a total of $0.02551 taxable as dividend income) and $0.01736 from net long-term capital gains.

Class E
Income distribution taxable as dividend income, 84.61% qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.03533

Capital gain distribution taxable as long-term capital gain.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.01736
Total distributions                                                    $0.05269

The distribution of $0.05269 per share, payable Dec. 21, 2001, consisted of $0.02840 from net investment income, $0.00693 from net short-term capital gains (a total of $0.03533 taxable as dividend income) and $0.01736 from net long-term capital gains.

AXP International Equity Index Fund
Fiscal year ended Jan. 31, 2002

Class E
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.00450
Total distributions                                                    $0.00450

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108 AXP INDEX FUNDS -- ANNUAL REPORT

AXP Nasdaq 100 Index Fund
Fiscal year ended Jan. 31, 2002

Class D
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.00257
Total distributions                                                    $0.00257

The distribution of $0.00257 per share, payable Dec. 21, 2001, was from net short-term capital gains.

Class E
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                          Per share
Dec. 21, 2001                                                          $0.00257
Total distributions                                                    $0.00257

The distribution of $0.00257 per share, payable Dec. 21, 2001, was from net short-term capital gains.

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109   AXP INDEX FUNDS -- ANNUAL REPORT

AXP Index Funds
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol

AXP S&P 500 Index Fund                          Class D: ADIDX    Class E: ADIEX
AXP Mid Cap Index Fund                          Class D: N/A      Class E: N/A
AXP Total Stock Market Index Fund               Class D: N/A      Class E: N/A
AXP International Equity Index Fund             Class D: N/A      Class E: N/A
AXP Nasdaq 100 Index Fund                       Class D: INDDX    Class E: AXIEX


This report must be accompanied or preceded by the Funds' current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6434 F (4/02)